UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric Global Small-Cap Fund

Parametric International Equity Fund

Parametric Emerging Markets Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	77,700	$754,467
Arcos Dorados Holdings, Inc., Class A	490,400	2,942,400
Banco Macro SA, Class B ADR	31,787	1,756,232
BBVA Banco Frances SA ADR	52,288	1,008,113
Cresud SA ADR(1)	65,240	857,906
Grupo Financiero Galicia SA, Class B ADR	91,400	2,014,456
IRSA Inversiones y Representaciones SA ADR	38,810	703,237
MercadoLibre, Inc.	46,300	6,589,879
Pampa Energia SA ADR(1)	146,200	2,380,136
Petrobras Energia SA ADR	620,508	4,386,991
Telecom Argentina SA ADR	315,602	6,583,458
YPF SA ADR	95,400	2,913,516

		$32,890,791

Bahrain — 0.7%
Ahli United Bank BSC	19,538,234	$14,103,088
Al Salam Bank-Bahrain BSC	20,637,596	7,684,027
Gulf Finance House EC(1)	28,949,475	6,393,444
Ithmaar Bank BSC(1)	23,377,675	3,785,765

		$31,966,324

Bangladesh — 0.7%
Aftab Automobiles, Ltd.	783,888	$445,117
Al-Arafah Islami Bank, Ltd.	1,602,750	231,119
Bangladesh Export Import Co., Ltd.(1)	7,173,355	2,433,171
Beximco Pharmaceuticals, Ltd.	1,484,177	858,445
BSRM Steels, Ltd.	1,709,000	1,317,525
City Bank, Ltd. (The)(1)	5,315,880	1,156,091
Grameenphone, Ltd.	1,496,400	6,244,385
Heidelberger Cement Bangladesh, Ltd.	146,500	887,076
Islami Bank Bangladesh, Ltd.	3,020,610	625,489
Jamuna Oil Co., Ltd.	177,760	411,172
Khulna Power Co., Ltd.	1,334,705	1,060,352
Lankabangla Finance, Ltd.	2,131,552	662,311
Malek Spinning Mills, Ltd.	897,500	173,195
Meghna Petroleum, Ltd.	293,150	641,678
National Bank, Ltd.(1)	10,435,810	1,222,802
Olympic Industries, Ltd.	441,450	1,192,444
Orion Pharma, Ltd.	910,600	386,930
Padma Oil Co., Ltd.	195,600	509,876
People’s Leasing and Financial Services, Ltd.(1)	2,248,180	393,879
Pubali Bank, Ltd.	1,878,791	481,601
Renata, Ltd.	44,500	588,384
Social Islami Bank, Ltd.	4,105,750	713,328
Southeast Bank, Ltd.	3,522,000	714,802
Square Pharmaceuticals, Ltd.	1,531,253	4,876,990
Summit Power, Ltd.(1)	1,487,295	567,080
Titas Gas Transmission & Distribution Co., Ltd.	3,022,500	2,573,233
United Airways Bangladesh, Ltd.(1)	8,053,064	708,844
United Commercial Bank, Ltd.	8,872,800	2,106,574

		$34,183,893

Security	Shares	Value
Botswana — 0.2%
Barclays Bank of Botswana, Ltd.	1,137,465	$469,859
Botswana Insurance Holdings, Ltd.	575,111	720,673
First National Bank of Botswana, Ltd.	6,069,100	2,345,892
Letshego Holdings, Ltd.	12,485,691	3,901,625
Sechaba Breweries, Ltd.	905,550	2,652,187
Standard Chartered Bank Botswana, Ltd.	531,120	681,945

		$10,772,181

Brazil — 6.1%
AES Tiete SA, PFC Shares	226,300	$1,299,388
AMBEV SA	2,242,950	14,099,628
AMBEV SA ADR	141,760	897,341
B2W Cia Digital(1)	200,970	1,825,636
Banco Bradesco SA ADR, PFC Shares	131,149	1,401,983
Banco Bradesco SA, PFC Shares	993,277	10,602,163
Banco do Brasil SA	277,098	2,448,215
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	639,799
BB Seguridade Participacoes SA	96,200	1,125,492
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	962,351	3,963,815
BR Malls Participacoes SA	296,000	1,611,178
BR Properties SA	212,800	742,305
Bradespar SA, PFC Shares	121,000	483,928
Braskem SA, PFC Shares	89,760	375,372
BRF-Brasil Foods SA	338,540	7,236,090
BRF-Brasil Foods SA ADR	19,900	427,253
Centrais Eletricas Brasileiras SA, PFC Shares	599,700	1,761,511
CETIP SA - Mercados Organizados	173,900	1,994,140
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	2,135,129
Cia de Concessoes Rodoviarias SA (CCR)	1,333,500	7,346,986
Cia de Saneamento Basico do Estado de Sao Paulo	573,760	3,389,677
Cia de Saneamento de Minas Gerais-COPASA	72,900	439,149
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	64,890	915,324
Cia Energetica de Minas Gerais SA ADR	84,265	414,584
Cia Energetica de Minas Gerais SA, PFC Shares	1,125,255	5,434,030
Cia Energetica de Sao Paulo, Class B, PFC Shares	297,400	1,875,438
Cia Hering	299,100	1,738,244
Cia Paranaense de Energia-Copel, PFC Shares	168,400	1,895,300
Cia Siderurgica Nacional SA	589,500	1,578,939
Cielo SA	2,071,677	28,837,562
Contax Participacoes SA, PFC Shares	121,500	53,633
Cosan Logistica SA(1)	169,700	135,177
Cosan SA Industria e Comercio	109,700	1,074,080
CPFL Energia SA	530,110	3,496,004
Cyrela Brazil Realty SA	488,300	1,901,047
Duratex SA	235,758	664,327
EcoRodovias Infraestrutura e Logistica SA	357,100	1,051,288
EDP-Energias do Brasil SA	313,400	1,191,002
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	758,324
Embraer SA	482,700	3,764,898
Embraer SA ADR	133,548	4,164,027
Equatorial Energia SA	165,300	1,756,719
Estacio Participacoes SA	462,100	2,791,357
Even Construtora e Incorporadora SA	341,400	562,022
Ez Tec Empreendimentos e Participacoes SA	85,800	545,336
Fibria Celulose SA(1)	175,057	2,454,790
Gafisa SA	745,400	692,716
Gerdau SA, PFC Shares	771,800	2,574,417
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	514,579
Hypermarcas SA(1)	267,800	1,766,994

Security	Shares	Value
Iochpe-Maxion SA	115,700	$422,410
Itau Unibanco Holding SA ADR, PFC Shares	144,459	1,851,964
Itau Unibanco Holding SA, PFC Shares	685,249	8,763,054
Itausa-Investimentos Itau SA, PFC Shares	1,359,263	4,786,598
JBS SA	583,825	3,011,215
Klabin SA, PFC Shares	1,300,000	1,579,183
Kroton Educacional SA	1,885,736	6,884,647
Light SA	132,200	783,209
Localiza Rent a Car SA	224,780	2,620,114
Lojas Americanas SA, PFC Shares	777,028	4,324,917
Lojas Renner SA	159,300	5,554,179
Marcopolo SA, PFC Shares	1,222,300	1,127,796
Marfrig Global Foods SA(1)	287,155	404,101
Metalurgica Gerdau SA, PFC Shares	260,300	850,114
MRV Engenharia e Participacoes SA	719,800	1,970,942
Multiplus SA	60,200	669,344
Natura Cosmeticos SA	120,900	1,155,651
Odontoprev SA	508,100	1,770,706
Oi SA, PFC Shares(1)	1,535,586	2,879,590
PDG Realty SA Empreendimentos e Participacoes(1)	4,327,100	746,807
Petroleo Brasileiro SA ADR(1)	71,900	624,092
Petroleo Brasileiro SA, PFC Shares	5,122,200	22,185,801
Prumo Logistica SA(1)	1,596,000	227,777
Qualicorp SA(1)	526,100	4,330,400
Randon Participacoes SA, PFC Shares	303,500	402,927
Rossi Residencial SA(1)	237,000	180,919
Rumo Logistica Operadora Multimodal SA(1)	3,144,199	1,356,630
Smiles SA	23,100	390,245
Souza Cruz SA	228,000	2,081,017
Suzano Papel e Celulose SA, PFC Shares	437,425	2,192,243
Telefonica Brasil SA, PFC Shares	874,726	14,516,105
Tim Participacoes SA	2,475,427	7,928,399
Totvs SA	338,990	3,916,508
Tractebel Energia SA	251,900	2,984,726
Transmissora Alianca de Energia Electrica SA	151,100	994,478
Ultrapar Participacoes SA	411,984	9,481,396
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	872,350	1,728,515
Vale SA	34,400	258,604
Vale SA ADR	65,300	501,504
Vale SA, PFC Shares	2,875,340	17,321,038
Valid Solucoes SA	68,300	1,062,034
Via Varejo SA	41,000	257,190
Weg SA	742,140	3,953,384

		$291,880,809

Bulgaria — 0.0%(2)
CB First Investment Bank AD(1)	235,000	$390,668
Chimimport AD(1)	329,922	329,811
Corporate Commercial Bank AD(1)	10,400	5,555
MonBat AD	60,235	292,573
Petrol AD(1)	102,500	56,487
Sopharma AD	354,600	651,258

		$1,726,352

Chile — 3.1%
AES Gener SA	3,720,840	$2,171,732
Aguas Andinas SA, Series A	4,337,700	2,553,474
Almendral SA	2,512,600	209,503
Antarchile SA, Series A	215,131	2,708,262
Banco de Chile	60,074,920	6,963,642

Security	Shares	Value
Banco de Chile ADR	7,454	$523,271
Banco de Credito e Inversiones	89,836	4,479,683
Banco Santander Chile SA	134,220,710	7,175,701
Banmedica SA	706,730	1,489,951
Besalco SA	1,307,600	681,966
Bupa Chile SA, PFC Shares	490,000	422,586
Cap SA	196,612	699,240
Cencosud SA	2,839,007	7,356,864
Cia Cervecerias Unidas SA	341,626	3,677,150
Cia Sud Americana de Vapores SA(1)	14,510,741	551,581
Colbun SA	11,398,010	3,440,926
Corpbanca SA	395,674,470	4,482,348
E.CL SA	693,400	1,127,987
Embotelladora Andina SA, Class B, PFC Shares	535,258	1,705,492
Empresa Nacional de Electricidad SA	4,554,263	7,006,558
Empresa Nacional de Telecomunicaciones SA	489,619	5,519,371
Empresas AquaChile SA(1)	336,541	200,830
Empresas CMPC SA	2,641,020	7,504,012
Empresas Copec SA	1,305,068	15,027,538
Empresas La Polar SA(1)	1,713,400	67,819
Enersis SA	25,224,721	8,784,216
Enersis SA ADR	42,700	758,779
Forus SA	132,100	578,808
Grupo Security SA	3,397,289	1,099,752
Inversiones Aguas Metropolitanas SA	614,900	1,002,298
Inversiones La Construccion SA	54,000	691,278
Latam Airlines Group SA(1)	581,137	5,585,718
Latam Airlines Group SA BDR(1)	28,260	267,316
Molibdenos y Metales SA	65,700	475,094
Parque Arauco SA	1,406,599	2,644,631
Quinenco SA	389,755	847,565
Ripley Corp. SA	1,779,400	945,484
S.A.C.I. Falabella	1,962,555	15,368,668
Salfacorp SA	1,726,600	1,411,428
Sigdo Koppers SA	1,121,831	1,680,225
Sociedad de Inversiones Pampa Calichera SA, Class A	45,817	20,562
Sociedad Matriz SAAM SA	6,242,812	551,152
Sociedad Quimica y Minera de Chile SA, Series B	212,340	4,634,577
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,400	1,275,456
Socovesa SA	1,443,206	339,064
Sonda SA	3,108,976	7,344,838
Vina Concha y Toro SA	1,360,915	2,771,447

		$146,825,843

China — 8.9%
Agile Property Holdings, Ltd.	1,096,000	$916,700
Agricultural Bank of China, Ltd., Class H	2,350,000	1,326,023
Air China, Ltd., Class H	2,310,000	2,777,202
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	2,155,151
Angang Steel Co., Ltd., Class H	1,226,000	1,018,827
Anhui Conch Cement Co., Ltd., Class H	906,500	3,671,030
ANTA Sports Products, Ltd.	1,021,000	2,260,788
Baidu, Inc. ADR(1)	44,900	8,992,572
Bank of China, Ltd., Class H	10,330,000	7,078,147
Bank of Communications, Ltd., Class H	3,583,900	3,678,324
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,664,574
Beijing Enterprises Holdings, Ltd.	309,500	2,838,390
Beijing Enterprises Water Group, Ltd.(1)	1,206,000	1,033,903
Belle International Holdings, Ltd.	2,320,000	2,977,653
Brilliance China Automotive Holdings, Ltd.	1,086,000	2,038,128

Security	Shares	Value
BYD Co., Ltd., Class H	607,200	$3,664,427
China Agri-Industries Holdings, Ltd.	2,074,000	1,179,013
China Bluechemical, Ltd., Class H	1,270,000	567,260
China Cinda Asset Management, Co., Ltd., Class H(1)	1,495,000	883,349
China CITIC Bank Corp., Ltd., Class H	840,000	760,674
China Coal Energy Co., Ltd., Class H	3,400,000	2,221,817
China Communications Construction Co., Ltd., Class H	2,245,000	4,083,327
China Communications Services Corp., Ltd., Class H	2,540,000	1,437,942
China Construction Bank Corp., Class H	7,369,630	7,153,954
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	2,463,929
China Dongxiang (Group) Co., Ltd.	4,257,000	1,040,622
China Everbright International, Ltd.	1,986,000	3,703,403
China Everbright, Ltd.	536,000	1,765,050
China Gas Holdings, Ltd.	606,000	1,067,591
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,966,962
China International Marine Containers Co., Ltd., Class B	482,672	1,303,710
China Life Insurance Co., Ltd., Class H	1,183,000	5,749,038
China Longyuan Power Group Corp., Ltd., Class H	2,914,000	3,603,822
China Mengniu Dairy Co., Ltd.	960,000	4,875,697
China Merchants Bank Co., Ltd., Class H	497,524	1,502,941
China Merchants Holdings (International) Co., Ltd.	812,035	3,694,383
China Minsheng Banking Corp., Ltd., Class H	662,740	971,110
China Mobile, Ltd.	2,810,500	40,070,649
China National Building Material Co., Ltd., Class H	2,522,000	3,046,071
China Oilfield Services, Ltd., Class H	1,420,000	2,915,546
China Overseas Land & Investment, Ltd.	390,160	1,622,660
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	1,064,539
China Petroleum & Chemical Corp., Class H	15,620,300	14,823,127
China Pharmaceutical Group, Ltd.	1,402,000	1,452,088
China Railway Construction Corp., Ltd., Class H	1,592,000	3,191,083
China Railway Group, Ltd., Class H	2,179,000	3,074,711
China Resources Enterprise, Ltd.	842,000	2,579,348
China Resources Gas Group, Ltd.	830,000	2,898,478
China Resources Land, Ltd.	250,000	908,658
China Resources Power Holdings Co., Ltd.	1,591,600	4,821,776
China Shenhua Energy Co., Ltd., Class H	2,164,500	5,607,375
China Shineway Pharmaceutical Group, Ltd.	381,000	647,793
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	2,397,914
China Shipping Development Co., Ltd., Class H(1)	1,702,000	1,423,860
China Southern Airlines Co., Ltd., Class H	2,700,000	2,677,801
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	2,137,599
China Telecom Corp., Ltd., Class H	11,972,000	8,884,324
China Travel International Investment Hong Kong, Ltd.	4,692,000	2,084,137
China Unicom (Hong Kong), Ltd.	4,340,372	8,151,779
China Vanke Co., Ltd., Class H(1)	789,920	2,081,698
China Yurun Food Group, Ltd.(1)	1,776,000	612,414
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	3,610,199
CITIC, Ltd.	1,152,000	2,304,564
CNOOC, Ltd.	8,296,000	14,103,373
Cosco Pacific, Ltd.	1,516,000	2,389,054
Country Garden Holdings Co., Ltd.	3,785,631	2,038,939
Ctrip.com International, Ltd. ADR(1)	140,100	8,921,568
Datang International Power Generation Co., Ltd., Class H	3,414,000	2,005,828
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	3,266,226
Golden Eagle Retail Group, Ltd.	739,000	1,106,715
Great Wall Motor Co., Ltd., Class H	862,500	6,544,283
Guangdong Investment, Ltd.	2,022,000	2,999,510
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	2,039,448
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,227,890

Security	Shares	Value
Guangzhou R&F Properties Co., Ltd., Class H	682,000	$869,857
Haier Electronics Group Co., Ltd.	161,000	460,029
Hengan International Group Co., Ltd.	355,000	4,379,610
Hengdeli Holdings, Ltd.	2,681,800	601,574
Huaneng Power International, Inc., Class H	2,746,000	3,901,441
Industrial & Commercial Bank of China, Ltd., Class H	7,374,000	6,415,636
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	72,000	81,396
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	1,024,937
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,575,803
Jiangxi Copper Co., Ltd., Class H	1,298,000	2,678,669
Kingboard Chemical Holdings, Ltd.	648,600	1,180,455
Kunlun Energy Co., Ltd.	2,206,000	2,613,180
Lee & Man Paper Manufacturing, Ltd.	1,220,000	692,744
Lenovo Group, Ltd.	3,736,000	6,424,313
Li Ning Co., Ltd.(1)	774,208	428,229
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	888,440
Mindray Medical International, Ltd. ADR	77,700	2,399,376
NetEase.com, Inc. ADR	14,000	1,794,660
New Oriental Education & Technology Group, Inc. ADR(1)	380,400	9,734,436
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,674,471
PetroChina Co., Ltd., Class H	10,400,000	13,413,536
PICC Property & Casualty Co., Ltd., Class H	750,000	1,663,575
Ping An Insurance (Group) Co. of China, Ltd., Class H	217,500	3,121,688
Poly Property Group Co., Ltd.	1,918,000	1,228,876
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,578,498
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,295,523
Shanghai Electric Group Co., Ltd., Class H	2,414,000	2,461,567
Shanghai Industrial Holdings, Ltd.	304,000	1,212,042
Shimao Property Holdings, Ltd.	665,000	1,562,202
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	3,161,000	1,438,867
SINA Corp.(1)	22,900	1,007,485
Sino Biopharmaceutical, Ltd.	2,760,000	3,147,481
Sino-Ocean Land Holdings, Ltd.	1,720,500	1,435,695
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,931,000	1,770,766
Sinopharm Group Co., Ltd., Class H	1,075,600	5,136,572
Sohu.com, Inc.(1)	10,300	684,435
Sun Art Retail Group, Ltd.	1,476,000	1,516,363
Tencent Holdings, Ltd.	1,493,800	30,830,344
Tingyi (Cayman Islands) Holding Corp.	1,266,000	2,676,764
Tsingtao Brewery Co., Ltd., Class H	254,000	1,621,884
Want Want China Holdings, Ltd.	3,750,000	4,118,277
Weichai Power Co., Ltd., Class H	456,400	1,802,461
Wumart Stores, Inc., Class H	321,000	279,741
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	2,672,223
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,997,690
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	2,202,718
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	819,478
Zhejiang Expressway Co., Ltd., Class H	1,404,000	2,240,665
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	4,342,349
Zijin Mining Group Co., Ltd., Class H(3)	6,290,000	2,426,550
ZTE Corp., Class H	730,753	2,454,279

		$426,800,308

Colombia — 1.5%
Almacenes Exito SA	465,190	$4,991,711
Avianca Holdings SA, PFC Shares	551,298	867,912
Banco Davivienda SA, PFC Shares	186,400	2,167,624
Banco de Bogota	98,407	2,597,746
Bancolombia SA	114,355	1,209,801
Bancolombia SA ADR, PFC Shares	149,600	6,772,392

Security	Shares	Value
Bolsa de Valores de Colombia	72,389,909	$638,198
Celsia SA ESP	809,070	1,715,283
Cementos Argos SA	697,019	2,961,307
Cementos Argos SA, PFC Shares	307,566	1,162,088
Cemex Latam Holdings SA(1)	372,500	2,079,870
Corporacion Financiera Colombiana SA	112,407	1,807,384
Ecopetrol SA	12,707,769	10,829,879
Empresa de Energia de Bogota SA	5,363,581	3,827,912
Empresa de Telecommunicaciones de Bogota SA	2,532,380	504,988
Grupo Argos SA	453,128	3,557,302
Grupo Argos SA, PFC Shares	108,995	829,131
Grupo Aval Acciones y Valores SA	3,145,485	1,591,230
Grupo Aval Acciones y Valores SA, PFC Shares	6,098,800	3,098,047
Grupo de Inversiones Suramericana SA	325,070	5,341,410
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	720,835
Grupo Nutresa SA	582,655	6,056,481
Grupo Odinsa SA(3)	166,118	659,730
Interconexion Electrica SA	901,290	3,027,002
ISAGEN SA ESP	2,296,200	3,070,276

		$72,085,539

Croatia — 0.7%
AD Plastik DD	35,190	$552,896
Adris Grupa DD, PFC Shares	75,044	3,703,410
Atlantic Grupa DD	14,688	2,001,137
Atlantska Plovidba DD(1)	22,867	733,463
Dalekovod DD(1)	136,610	364,561
Ericsson Nikola Tesla	6,740	1,366,333
Hrvatski Telekom DD	468,852	11,417,601
INA Industrija Nafte DD(1)	900	472,140
Koncar-Elektroindustrija DD	17,382	1,825,973
Kras DD(1)	7,262	445,438
Ledo DD	1,683	1,919,648
Petrokemija DD(1)	25,975	67,971
Podravka Prehrambena Industrija DD(1)	54,898	2,611,848
Privredna Banka Zagreb DD	3,177	260,255
Valamar Riviera DD	1,457,180	4,445,221
Zagrebacka Banka DD	194,885	1,027,749

		$33,215,644

Czech Republic — 1.2%
CEZ AS	908,060	$23,591,558
Fortuna Entertainment Group NV	246,600	999,248
Komercni Banka AS	92,864	20,694,290
New World Resources PLC, Class A(1)	1,183,100	13,515
Pegas Nonwovens SA	96,614	2,878,984
Philip Morris CR AS	9,113	3,882,499
Unipetrol AS(1)	617,307	3,881,011

		$55,941,105

Egypt — 1.5%
Alexandria Mineral Oils Co.	193,820	$1,190,801
Arab Cotton Ginning	1,993,380	746,653
Commercial International Bank	2,449,586	17,789,747
Eastern Tobacco	281,822	7,236,160
Egypt Kuwait Holding Co. SAE	1,862,146	1,227,415
Egyptian Financial Group-Hermes Holding Co.(1)	1,728,642	3,208,794
Egyptian Resorts Co.(1)	4,721,950	598,364
El Ezz Aldekhela Steel Alexa Co.	4,000	249,471
El Sewedy Cables Holding Co.(1)	529,606	3,287,932

Security	Shares	Value
Ezz Steel(1)	1,548,345	$2,542,415
Global Telecom Holding SAE(1)	12,928,866	5,441,811
Juhayna Food Industries	4,494,565	5,514,300
Maridive & Oil Services SAE(1)	2,013,484	1,061,442
Misr Beni-Suef Cement Co.	69,150	362,640
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	2,761,480
Oriental Weavers Co.	936,875	1,287,537
Palm Hills Developments SAE(1)	3,395,160	1,216,933
Pioneers Holding(1)	761,635	872,693
Qalaa Holdings(1)	2,280,400	690,662
QNB Alahli Bank SAE(1)	234,568	1,172,881
Sidi Kerir Petrochemicals Co.	1,686,400	3,241,517
Six of October Development & Investment Co.(1)	382,178	568,653
South Valley Cement	704,261	502,248
Talaat Moustafa Group	4,487,196	5,819,270
Telecom Egypt	1,949,337	2,510,130

		$71,101,949

Estonia — 0.1%
AS Merko Ehitus	50,618	$566,352
AS Nordecon International	145,374	177,964
AS Olympic Entertainment Group	503,790	1,084,501
AS Tallink Grupp	3,623,652	3,129,730
AS Tallinna Kaubamaja Grupp	137,340	919,745
AS Tallinna Vesi	58,790	977,395

		$6,855,687

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$4,752
CAL Bank, Ltd.	1,298,010	352,063
Ghana Commercial Bank, Ltd.	1,554,441	2,172,671
HFC Bank Ghana, Ltd.	1,235,326	554,174
Produce Buying Co., Ltd.(1)	582,428	18,126
Standard Chartered Bank of Ghana, Ltd.	148,200	781,976

		$3,883,762

Greece — 1.6%
Aegean Airlines SA	46,112	$388,783
Aegean Marine Petroleum Network, Inc.	116,125	1,765,100
Alpha Bank AE(1)	7,976,685	2,795,074
Athens Water Supply & Sewage Co. SA (The)	208,817	1,171,185
Costamare, Inc.	93,419	1,889,866
Diana Containerships, Inc.	76,800	187,392
Diana Shipping, Inc.(1)	304,177	1,901,106
DryShips, Inc.(1)	1,762,212	1,251,171
Ellaktor SA(1)	603,442	1,354,681
Eurobank Ergasias SA(1)	17,574,379	2,675,354
FF Group(1)	82,904	2,499,863
Frigoglass SAIC(1)	104,857	188,599
GasLog, Ltd.	148,855	3,317,978
GEK Terna Holding Real Estate Construction SA(1)	381,049	757,641
Grivalia Properties REIC	14,830	117,866
Hellenic Exchanges SA(1)	180,829	1,177,654
Hellenic Petroleum SA	257,208	1,282,637
Hellenic Telecommunications Organization SA(1)	1,185,849	10,779,281
Intralot SA(1)	418,837	766,538
JUMBO SA	287,375	2,965,420
Marfin Investment Group Holdings SA(1)	1,854,199	317,734
Metka SA	115,677	1,078,904
Motor Oil (Hellas) Corinth Refineries SA	226,522	1,983,527

Security	Shares	Value
Mytilineos Holdings SA(1)	509,785	$3,515,838
National Bank of Greece SA(1)	2,776,745	3,893,366
Navios Maritime Acquisition Corp.	288,000	1,097,280
Navios Maritime Holdings, Inc.	286,986	1,087,677
OPAP SA	528,742	4,730,376
Piraeus Bank SA(1)	3,473,666	1,550,290
Public Power Corp. SA(1)	1,208,704	8,130,245
Safe Bulkers, Inc.	176,900	633,302
StealthGas, Inc.(1)	135,457	895,371
Terna Energy SA(1)	112,955	339,130
Titan Cement Co. SA	266,462	6,720,525
Tsakos Energy Navigation, Ltd.	263,100	2,415,258
Viohalco SA(1)	223,488	665,446

		$78,287,458

Hungary — 1.4%
Magyar Telekom Rt.(1)	5,561,100	$8,317,896
MOL Hungarian Oil & Gas Rt.	280,600	15,608,970
OTP Bank Rt.	1,087,430	24,045,474
Richter Gedeon Nyrt.	1,061,000	17,812,608

		$65,784,948

India — 5.9%
ABB, Ltd.	19,900	$416,952
ACC, Ltd.	45,970	1,040,434
Adani Enterprises, Ltd.	299,124	3,180,014
Adani Ports and Special Economic Zone, Ltd.	1,003,100	5,029,425
Aditya Birla Nuvo, Ltd.	17,702	439,268
Ambuja Cements, Ltd.	522,500	1,911,623
Amtek Auto, Ltd.	152,500	382,609
Asian Paints, Ltd.	249,700	3,005,006
Axis Bank, Ltd.	382,900	3,431,306
Bajaj Auto, Ltd.	59,560	1,816,364
Bank of Baroda	262,300	695,231
Bank of India(1)	247,400	845,691
Bharat Forge, Ltd.	63,650	1,255,516
Bharat Heavy Electricals, Ltd.	659,700	2,495,742
Bharat Petroleum Corp., Ltd.	190,100	2,283,850
Bharti Airtel, Ltd.	2,225,936	13,360,211
Biocon, Ltd.	101,600	727,357
Cairn India, Ltd.	423,700	1,428,336
Canara Bank, Ltd.	127,831	760,573
Cipla, Ltd.	287,310	2,880,601
Coal India, Ltd.	402,200	2,297,517
Colgate-Palmolive (India), Ltd.	44,900	1,412,335
Container Corp. of India, Ltd.	54,240	1,396,462
Crompton Greaves, Ltd.	213,600	564,493
Cummins India, Ltd.	49,900	673,974
Dabur India, Ltd.	504,400	1,997,969
Divi’s Laboratories, Ltd.	46,800	1,265,584
DLF, Ltd.	445,700	959,748
Dr. Reddy’s Laboratories, Ltd.	73,620	3,838,659
Essar Oil, Ltd.(1)	274,130	469,349
GAIL (India), Ltd.	632,868	3,594,789
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	458,645
Glenmark Pharmaceuticals, Ltd.	125,460	1,754,340
GMR Infrastructure, Ltd.	1,721,400	405,309
Grasim Industries, Ltd.	8,158	508,175
Gujarat State Petronet, Ltd.	383,800	726,055
HCL Technologies, Ltd.	398,800	5,555,357

Security	Shares	Value
HDFC Bank, Ltd.	569,606	$10,139,924
Hero MotoCorp, Ltd.	60,900	2,232,705
Hindalco Industries, Ltd.	747,610	1,509,116
Hindustan Petroleum Corp., Ltd.	131,400	1,296,321
Hindustan Unilever, Ltd.	691,300	9,305,364
Hindustan Zinc, Ltd.	148,400	394,597
Housing Development Finance Corp., Ltd.	746,982	13,856,747
ICICI Bank, Ltd.	631,950	3,315,981
IDBI Bank, Ltd.	367,000	432,420
Idea Cellular, Ltd.	1,816,900	5,009,461
IDFC, Ltd.	552,334	1,535,117
IFCI, Ltd.	1,864,200	992,567
Indiabulls Housing Finance, Ltd.	165,200	1,533,198
Indiabulls Real Estate, Ltd.	646,300	601,732
Indian Hotels Co., Ltd.(1)	164,280	282,890
Indian Oil Corp., Ltd.	158,900	904,395
Infosys, Ltd.	599,900	18,323,562
ITC, Ltd.	1,526,060	7,754,439
Jaiprakash Associates, Ltd.(1)	1,032,200	338,810
Jindal Steel & Power, Ltd.	347,100	757,601
JSW Steel, Ltd.	135,800	1,987,185
Kotak Mahindra Bank, Ltd.	83,900	1,757,390
Larsen & Toubro, Ltd.	253,560	6,529,304
LIC Housing Finance, Ltd.	154,000	1,045,042
Lupin, Ltd.	148,500	4,150,969
Mahindra & Mahindra, Ltd.	226,260	4,091,042
Maruti Suzuki India, Ltd.	67,750	3,980,585
Mphasis, Ltd.	39,900	245,993
Nestle India, Ltd.	11,930	1,234,325
NMDC, Ltd.	86,003	174,842
NTPC, Ltd.	2,533,900	5,974,722
Oil & Natural Gas Corp., Ltd.	1,495,080	7,147,226
Oracle Financial Service Software, Ltd.	16,500	856,564
Piramal Enterprises, Ltd.	76,807	1,150,926
Power Grid Corporation of India, Ltd.	2,181,400	5,147,766
Reliance Capital, Ltd.	153,735	975,783
Reliance Communications, Ltd.(1)	1,694,404	1,617,175
Reliance Industries, Ltd.	1,105,138	15,034,718
Reliance Infrastructure, Ltd.	266,700	1,741,750
Reliance Power, Ltd.(1)	1,400,250	1,246,297
Sesa Sterlite, Ltd.	988,412	3,243,207
Siemens India, Ltd.	47,180	1,014,951
State Bank of India	670,479	2,841,393
Steel Authority of India, Ltd.	513,200	561,305
Sun Pharmaceutical Industries, Ltd.	660,568	9,802,210
Sun TV Network, Ltd.	147,473	809,963
Suzlon Energy, Ltd.(1)	2,099,450	787,255
Tata Communications, Ltd.	127,400	874,843
Tata Consultancy Services, Ltd.	345,800	13,457,269
Tata Global Beverages, Ltd.	279,500	627,711
Tata Motors, Ltd.	783,107	6,292,749
Tata Power Co., Ltd.	2,006,718	2,391,332
Tata Steel, Ltd.	211,996	1,206,694
Tech Mahindra, Ltd.	160,844	1,572,860
Titan Co., Ltd.	234,100	1,434,581
UltraTech Cement, Ltd.	58,600	2,469,806
Unitech, Ltd.(1)	2,836,900	687,194
United Spirits, Ltd.(1)	29,285	1,543,534
UPL, Ltd.	180,700	1,398,373

Security	Shares	Value
Voltas, Ltd.	296,300	$1,302,192
Wipro, Ltd.	482,479	4,079,389
Yes Bank, Ltd.	55,200	732,437
Zee Entertainment Enterprises, Ltd.	373,114	1,833,384

		$282,836,052

Indonesia — 2.6%
Adaro Energy Tbk PT	51,915,400	$3,495,464
AKR Corporindo Tbk PT	5,472,400	2,190,617
Aneka Tambang Tbk PT	10,251,500	626,685
Astra Argo Lestari Tbk PT	775,000	1,212,031
Astra International Tbk PT	16,851,600	8,867,846
Bank Central Asia Tbk PT	8,293,200	8,586,838
Bank Danamon Indonesia Tbk PT	4,504,303	1,377,774
Bank Mandiri Tbk PT	5,275,700	4,339,478
Bank Negara Indonesia Persero Tbk PT	5,815,300	2,869,948
Bank Pan Indonesia Tbk PT(1)	4,945,000	494,674
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	821,004
Bank Rakyat Indonesia Tbk PT	5,805,000	5,182,704
Bank Tabungan Negara Tbk PT	10,171,500	871,492
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bumi Resources Tbk PT(1)	37,563,000	207,775
Bumi Serpong Damai Tbk PT	13,777,500	1,974,128
Charoen Pokphand Indonesia Tbk PT	8,948,300	1,951,211
Energi Mega Persada Tbk PT(1)	64,369,200	396,186
Gudang Garam Tbk PT	660,000	2,536,630
Harum Energy Tbk PT	2,626,500	241,124
Holcim Indonesia Tbk PT	3,029,000	361,630
Indo Tambangraya Megah Tbk PT	1,056,300	1,025,642
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,932,655
Indofood Sukses Makmur Tbk PT	4,564,300	2,369,004
Indosat Tbk PT(1)	2,794,500	861,961
Jasa Marga (Persero) Tbk PT	3,198,000	1,523,590
Kalbe Farma Tbk PT	57,805,000	7,991,371
Lippo Karawaci Tbk PT	28,867,500	2,633,752
Matahari Putra Prima Tbk PT	7,240,000	2,207,706
Medco Energi Internasional Tbk PT	4,497,500	1,108,147
Media Nusantara Citra Tbk PT	3,201,000	543,215
MNC Investama Tbk PT	49,042,500	1,016,838
Pembangunan Perumahan Persero Tbk PT	9,145,000	2,755,608
Perusahaan Gas Negara Tbk PT	23,109,700	7,284,128
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	785,569
Semen Gresik (Persero) Tbk PT	5,479,200	5,268,935
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	595,961
Siloam International Hospitals Tbk PT(1)	976,400	1,067,869
Sugih Energy Tbk PT(1)	28,308,700	862,415
Surya Semesta Internusa Tbk PT	14,275,000	1,294,589
Tambang Batubara Bukit Asam Tbk PT	2,672,800	1,921,702
Telekomunikasi Indonesia Tbk PT	60,071,500	12,081,657
Tower Bersama Infrastructure Tbk PT	2,871,000	1,876,541
Trada Maritime Tbk PT(1)	10,350,500	39,937
Unilever Indonesia Tbk PT	1,486,800	4,875,641
United Tractors Tbk PT	3,690,783	6,068,685
Vale Indonesia Tbk PT	5,222,500	1,122,018
Wijaya Karya Persero Tbk PT	6,522,800	1,495,417
XL Axiata Tbk PT	4,954,500	1,537,669

		$124,753,461

Security	Shares	Value
Jordan — 0.8%
Al Eqbal Co. for Investment PLC	107,662	$2,075,923
Alia The Royal Jordanian Airlines PLC(1)	454,236	366,563
Arab Bank PLC	1,605,792	14,377,695
Arab Potash Co. PLC	68,846	1,547,693
Bank of Jordan	297,787	1,124,611
Cairo Amman Bank	217,713	988,681
Capital Bank of Jordan	439,711	954,890
Jordan Ahli Bank	1,047,433	1,813,478
Jordan Dubai Islamic Bank(1)	301,685	392,299
Jordan Islamic Bank	390,523	1,894,966
Jordan Petroleum Refinery	609,205	4,842,302
Jordan Phosphate Mines(1)	183,247	1,685,623
Jordan Steel(1)	453,091	344,763
Jordan Telecommunications Co.	339,850	1,411,339
Jordanian Electric Power Co.(1)	611,182	2,291,886
Union Investment Corp. PLC(1)	457,712	957,201

		$37,069,913

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	774,972	$6,014,820
KAZ Minerals PLC(1)	3,213,985	12,782,165
Kazkommertsbank JSC GDR(1)	360,501	1,146,861
KazMunaiGas Exploration Production GDR(4)	683,700	7,776,291
Kcell JSC GDR(4)	670,428	5,647,095
Nostrum Oil & Gas PLC(1)	340,501	3,204,796

		$36,572,028

Kenya — 0.7%
ARM Cement, Ltd.	1,241,600	$1,036,148
Bamburi Cement Co., Ltd.	606,300	961,362
Barclays Bank of Kenya, Ltd.	8,196,160	1,386,686
Co-operative Bank of Kenya, Ltd. (The)	8,936,200	2,027,707
East African Breweries, Ltd.	2,127,780	7,185,393
Equity Group Holdings, Ltd.	8,739,600	4,598,735
KenolKobil, Ltd.	4,090,000	393,643
Kenya Airways, Ltd.(1)	1,264,800	95,631
Kenya Commercial Bank, Ltd.	6,729,920	4,487,244
Kenya Electricity Generating Co., Ltd.	5,488,800	578,630
Kenya Power & Lighting, Ltd.	9,484,354	1,739,599
Nation Media Group, Ltd.	407,184	1,022,343
Safaricom, Ltd.	50,844,772	9,384,630
Standard Chartered Bank Kenya, Ltd.	149,188	505,363

		$35,403,114

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	2,923,412	$7,631,729
Ahli United Bank	366,855	656,306
Al Ahli Bank of Kuwait KSCP	510,925	616,613
Al Safat Energy Holding Co. KSCC(1)	1,880,000	117,649
ALAFCO Aviation Lease and Finance Co. KSCP	1,327,500	957,085
Boubyan Bank KSCP	561,188	817,496
Boubyan Petrochemicals Co.	2,203,906	4,365,363
Burgan Bank SAK	1,311,605	1,956,063
Combined Group Contracting Co. KSC	76,865	227,634
Commercial Bank of Kuwait KSCP	405,150	829,810
Commercial Real Estate Co. KSCC	2,296,205	661,435
Gulf Bank(1)	2,050,525	1,864,302
Gulf Cable and Electrical Industries Co. KSC	473,638	1,001,062
Jazeera Airways Co. KSC	339,700	585,777

Security	Shares	Value
Kuwait Cement Co.	533,870	$654,091
Kuwait Finance House KSCP	2,876,887	6,455,338
Kuwait Food Co. (Americana) SAK	484,700	4,270,031
Kuwait International Bank	1,224,000	1,052,417
Kuwait Pipes Industries & Oil Services Co.(1)(3)	1,188,500	0
Kuwait Portland Cement Co. KSC	255,000	1,078,100
Kuwait Projects Co. Holdings KSC	1,152,829	2,517,826
Kuwait Real Estate Co. KSC	4,120,000	981,206
Mabanee Co. SAK	1,125,814	3,611,125
Mobile Telecommunications Co.	7,452,608	11,957,773
National Bank of Kuwait SAK	3,148,091	8,946,506
National Industries Group Holding SAK(1)	4,323,111	2,689,501
National Investment Co.	1,510,000	638,355
National Ranges Co. KPSC(1)	2,219,111	243,017
Qurain Petrochemical Industries Co. KSC	3,195,160	2,174,891
Sultan Center Food Products Co.(1)	4,020,000	1,158,251
VIVA Kuwait Telecom Co.(1)	910,400	2,644,292

		$73,361,044

Latvia — 0.0%(2)
Grindeks	42,000	$281,913
Latvian Shipping Co.(1)	405,000	173,503

		$455,416

Lebanon — 0.1%
Solidere GDR(1)(4)	320,943	$3,554,220
Solidere, Class A(1)	86,340	962,695
Solidere, Class B(1)	1,726	19,249

		$4,536,164

Lithuania — 0.1%
Apranga PVA	278,536	$924,544
Klaipedos Nafta AB	1,345,900	580,686
Lesto AB	118,064	129,912
Pieno Zvaigzdes	104,200	188,422
Rokiskio Suris	122,500	191,347
Siauliu Bankas	949,231	318,526

		$2,333,437

Malaysia — 2.8%
Aeon Co. (M) Bhd	661,200	$601,795
Airasia Bhd	1,228,200	781,873
Alliance Financial Group Bhd	560,300	743,710
AMMB Holdings Bhd	887,900	1,612,589
Astro Malaysia Holdings Bhd	979,300	862,214
Axiata Group Bhd	2,706,750	5,114,940
Batu Kawan Bhd	210,000	1,070,732
Berjaya Corp. Bhd	4,369,700	532,043
Berjaya Sports Toto Bhd	824,362	754,065
Boustead Holdings Bhd	596,210	772,457
British American Tobacco Malaysia Bhd	109,700	2,059,280
Bumi Armada Bhd(1)	3,133,350	1,044,148
Bursa Malaysia Bhd	344,900	845,329
CIMB Group Holdings Bhd	1,771,500	2,930,579
Dialog Group Bhd	5,451,814	2,473,055
Digi.com Bhd	1,873,500	3,158,442
Felda Global Ventures Holdings Bhd	1,358,400	788,083
Gamuda Bhd	2,919,700	4,285,127
Genting Bhd	1,448,500	3,555,718
Genting Plantations Bhd	261,700	726,612

Security	Shares	Value
Hartalega Holdings Bhd	59,300	$135,660
Hong Leong Bank Bhd	382,900	1,511,320
Hong Leong Financial Group Bhd	276,000	1,251,690
IHH Healthcare Bhd	4,325,800	7,180,692
IJM Corp. Bhd	1,828,190	3,764,586
IOI Corp. Bhd	2,439,818	2,970,539
IOI Properties Group Bhd	1,044,058	625,703
KLCCP Stapled Group	399,100	790,451
KNM Group Bhd(1)	5,003,150	894,996
Kuala Lumpur Kepong Bhd	358,700	2,231,562
Kulim (Malaysia) Bhd	860,000	627,966
Lafarge Malaysia Bhd	942,950	2,552,652
Magnum Bhd	940,340	720,111
Malayan Banking Bhd	1,980,587	5,118,042
Malaysia Airports Holdings Bhd	342,800	619,948
Malaysia Marine and Heavy Engineering Holdings Bhd	739,000	252,594
Malaysian Resources Corp. Bhd	1,423,500	525,789
Maxis Bhd	1,737,900	3,379,616
Media Prima Bhd	575,000	270,490
MISC Bhd	482,400	1,234,377
MMC Corp. Bhd	1,217,800	919,565
Mudajaya Group Bhd	510,600	201,788
Nestle Malaysia Bhd	12,300	255,801
Parkson Holdings Bhd(1)	904,392	544,730
Petronas Chemicals Group Bhd	4,123,000	6,779,458
Petronas Dagangan Bhd	507,500	3,050,442
Petronas Gas Bhd	378,800	2,415,148
PPB Group Bhd	404,100	1,738,296
Press Metal Bhd	1,469,400	1,161,843
Public Bank Bhd	837,820	4,580,313
Resorts World Bhd	2,155,600	2,598,226
RHB Capital Bhd	733,900	1,624,868
Sapurakencana Petroleum Bhd	5,340,168	3,976,480
Silverlake Axis, Ltd.	586,000	562,304
Sime Darby Bhd	3,863,639	9,816,867
Sunway Bhd	304,600	323,569
Supermax Corp. Bhd	1,732,700	981,975
TA Enterprise Bhd	1,323,000	262,977
Tan Chong Motor Holdings Bhd	265,900	223,905
Telekom Malaysia Bhd	1,249,900	2,595,373
Tenaga Nasional Bhd	2,361,125	9,502,912
Top Glove Corp. Bhd	713,900	1,123,714
UEM Sunrise Bhd	1,683,050	607,587
UMW Holdings Bhd	448,400	1,338,240
UMW Oil & Gas Corp. Bhd	549,700	337,513
Unisem (M) Bhd	2,784,300	1,864,210
Wah Seong Corp. Bhd	445,076	164,400
WCT Bhd	1,270,378	650,078
YTL Corp. Bhd	2,863,465	1,341,727
YTL Power International Bhd	1,883,197	844,922

		$133,760,806

Mauritius — 0.7%
Alteo, Ltd.	637,758	$600,620
CIEL, Ltd.	1,576,086	311,836
CIM Financial Services, Ltd.	5,820,100	1,499,135
LUX Island Resorts, Ltd.	1,084,587	1,835,566
MCB Group, Ltd.	2,508,989	14,633,881
New Mauritius Hotels, Ltd.	2,073,066	3,658,072
Phoenix Beverages, Ltd.	7,498	65,259

Security	Shares	Value
Rogers & Co., Ltd.	2,431,349	$2,060,472
SBM Holdings, Ltd.	228,365,400	6,224,155
Sun Resorts, Ltd., Class A(1)	449,032	508,506
Terra Mauricia, Ltd.	1,085,900	990,589
United Basalt Products, Ltd.	371,540	933,344
United Docks, Ltd.(1)	27,400	50,829

		$33,372,264

Mexico — 5.6%
Alfa SAB de CV, Series A	7,983,200	$16,208,883
Alsea SAB de CV(1)	694,800	2,087,751
America Movil SAB de CV ADR, Series L	905,400	18,913,806
America Movil SAB de CV, Series L	27,725,350	29,059,029
Arca Continental SAB de CV	800,314	4,909,239
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,894,294
Cemex SAB de CV ADR(1)	1,322,136	12,718,952
Cemex SAB de CV, Series CPO(1)	10,926,129	10,547,254
Coca-Cola Femsa SAB de CV, Series L	359,300	2,873,323
Controladora Comercial Mexicana SA de CV	518,500	1,671,556
Corporacion GEO SAB de CV, Series B(1)(3)	1,144,000	0
Desarrolladora Homex SAB de CV(1)(3)	776,450	0
El Puerto de Liverpool SAB de CV(1)	107,300	1,182,804
Empresas ICA SAB de CV(1)	2,747,100	2,435,182
Fibra Uno Administracion SA de CV	2,173,500	5,420,291
Fomento Economico Mexicano SAB de CV ADR(1)	37,200	3,366,228
Fomento Economico Mexicano SAB de CV, Series UBD(1)	1,447,100	13,093,888
Genomma Lab Internacional SAB de CV(1)	2,778,500	3,263,497
Gentera SAB de CV(1)	2,788,400	4,772,741
Grupo Aeroportuario del Centro Norte SAB de CV(1)	92,100	459,840
Grupo Aeroportuario del Pacifico SAB de CV, Class B	643,387	4,572,317
Grupo Aeroportuario del Sureste SAB de CV, Class B	293,800	4,156,709
Grupo Bimbo SAB de CV, Series A(1)	2,277,300	6,105,159
Grupo Carso SAB de CV, Series A1	1,061,100	4,425,054
Grupo Elektra SAB de CV	101,895	2,628,734
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	19,449,293
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	11,827,759
Grupo Mexico SAB de CV, Series B	4,508,679	13,932,764
Grupo Sanborns SAB de CV	226,889	340,881
Grupo Simec SA de CV, Series B(1)	133,800	360,271
Grupo Televisa SAB ADR(1)	431,500	15,710,915
Grupo Televisa SAB, Series CPO(1)	1,550,600	11,289,403
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	2,287,261
Industrias CH SAB de CV, Series B(1)	225,500	919,667
Industrias Penoles SAB de CV	188,600	3,196,194
Infraestructura Energetica Nova SAB de CV	180,000	1,050,528
Kimberly-Clark de Mexico SAB de CV, Class A	1,727,100	3,802,727
Mexichem SAB de CV	1,483,316	4,243,432
Minera Frisco SAB de CV(1)	714,800	591,707
OHL Mexico SAB de CV(1)	438,300	885,628
Organizacion Soriana SAB de CV, Class B	120,000	293,625
Promotora y Operadora de Infraestructura SAB de CV(1)	487,400	5,591,344
Ternium SA ADR	46,000	975,200
TV Azteca SAB de CV, Series CPO(1)	1,240,300	378,347
Urbi Desarrollos Urbanos SAB de CV(1)(3)	2,260,600	0
Wal-Mart de Mexico SAB de CV, Series V	5,879,400	13,834,333

		$268,727,810

Morocco — 0.8%
Alliances Developpement Immobilier SA	11,000	$141,281
Attijariwafa Bank	154,731	5,757,734

Security	Shares	Value
Banque Centrale Populaire	138,114	$3,188,326
Banque Marocaine du Commerce Exterieur (BMCE)	106,279	2,420,082
Ciments du Maroc	4,580	527,109
Compagnie Generale Immobiliere(3)	9,100	0
Delta Holding SA	52,900	146,117
Douja Promotion Groupe Addoha SA	286,578	914,807
Holcim Maroc SA	12,874	2,961,564
Label Vie(1)	2,100	223,018
Lafarge Ciments	18,510	3,252,970
Managem	9,862	923,111
Maroc Telecom	887,517	11,825,372
Samir	15,717	255,438
Sonasid	4,267	375,378
Taqa Morocco	35,031	1,800,714
Wafa Assurance	2,730	1,096,805

		$35,809,826

Nigeria — 0.9%
Access Bank PLC	28,494,304	$855,811
Afriland Properties PLC(1)(3)	1,169,236	0
Ashaka Cement PLC	165	17
Cadbury Nigeria PLC	397,700	77,444
Dangote Cement PLC	2,932,919	2,707,641
Dangote Flour Mills PLC(1)	2,810,000	63,259
Dangote Sugar Refinery PLC	8,508,432	263,950
Diamond Bank PLC	16,654,000	383,477
Ecobank Transnational, Inc.(1)	22,549,018	2,343,058
Fidelity Bank PLC(1)	22,430,824	209,917
First Bank of Nigeria PLC	45,098,546	2,212,236
First City Monument Bank PLC	23,552,733	395,554
Flour Mills of Nigeria PLC	2,518,299	452,586
Forte Oil PLC	1,622,126	1,439,544
Guaranty Trust Bank PLC	41,786,055	6,034,171
Guiness Nigeria PLC	1,233,318	1,045,175
Lafarge Africa PLC	3,755,270	1,798,907
Lekoil, Ltd.(1)	1,855,615	622,081
Nestle Nigeria PLC	491,353	2,322,630
Nigerian Breweries PLC	6,530,068	5,157,606
Oando PLC	23,517,215	2,130,446
PZ Cussons Nigeria PLC	2,781,903	384,574
SEPLAT Petroleum Development Co. PLC(5)	1,101,210	2,140,744
Skye Bank PLC	16,027,300	201,229
Stanbic IBTC Holdings PLC	1,977,675	297,772
Transnational Corp. of Nigeria PLC	45,022,955	720,338
UAC of Nigeria PLC	7,848,410	1,653,742
Unilever Nigeria PLC	3,178,196	673,240
United Bank for Africa PLC	43,264,341	1,092,891
Zenith Bank PLC	29,482,539	3,101,435

		$40,781,475

Oman — 0.7%
Al Anwar Ceramic Tile Co.	622,746	$661,636
Bank Dhofar SAOG	1,957,041	1,422,005
Bank Muscat SAOG	4,252,852	5,745,133
Bank Sohar SAOG	5,741,827	2,687,169
Dhofar International Development & Investment Holding Co. SAOG	339,824	414,107
Galfar Engineering & Contracting SAOG	2,070,926	674,545
HSBC Bank Oman SAOG	1,709,435	583,263
National Bank of Oman SAOG	1,655,709	1,343,909
Oman Cables Industry SAOG	93,600	501,599

Security	Shares	Value
Oman Cement Co. SAOG	741,260	$1,004,441
Oman Flour Mills Co. SAOG	561,100	729,917
Oman National Investment Corp. Holdings	272,868	323,275
Oman Telecommunications Co. SAOG	1,399,971	5,853,431
Omani Qatari Telecommunications Co. SAOG	1,800,500	3,480,148
Ominvest	1,505,084	1,772,086
Raysut Cement Co. SAOG	634,209	2,624,792
Renaissance Services SAOG	2,280,925	2,101,976
Sembcorp Salalah Power & Water Co.	50,000	307,678
Shell Oman Marketing Co. SAOG	34,398	178,235

		$32,409,345

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	415,744	$188,049
Azgard Nine, Ltd.(1)	1,954,200	82,444
Bank Alfalah, Ltd.	1,414,538	413,657
D.G. Khan Cement Co., Ltd.	1,053,232	1,426,493
Engro Corp., Ltd.	844,887	2,622,661
Engro Fertilizers, Ltd.	736,028	626,533
Engro Foods, Ltd.(1)	1,210,400	1,743,507
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	561,806
Fauji Fertilizer Co., Ltd.	1,768,610	2,473,931
Habib Bank, Ltd.	390,817	765,914
Hub Power Co., Ltd.	5,717,300	5,479,408
Kot Addu Power Co., Ltd.	875,900	761,139
Lucky Cement, Ltd.	584,900	2,799,224
Millat Tractors, Ltd.	162,140	973,025
Muslim Commercial Bank, Ltd.	2,093,330	5,689,514
National Bank of Pakistan	803,040	451,157
Nishat Mills, Ltd.	1,142,810	1,261,656
Oil & Gas Development Co., Ltd.	1,563,791	2,803,741
Pakistan Oil Fields, Ltd.	278,600	1,010,083
Pakistan Petroleum, Ltd.	910,577	1,611,869
Pakistan State Oil Co., Ltd.	485,020	1,817,339
Pakistan Telecommunication Co., Ltd.	3,306,700	671,029
SUI Southern Gas Co., Ltd.(1)	1,459,500	529,748
United Bank, Ltd.	564,045	981,090

		$37,745,017

Panama — 0.3%
Copa Holdings SA, Class A	133,300	$14,781,637

		$14,781,637

Peru — 1.5%
Alicorp SA	3,848,309	$7,436,049
Banco Continental SA	537,580	726,274
Casa Grande SAA	99,420	168,611
Cementos Pacasmayo SAA	241,600	385,048
Cia de Minas Buenaventura SA ADR	470,280	5,257,730
Cia Minera Milpo SA	676,862	434,523
Credicorp, Ltd.	156,994	23,949,435
Edegel SA	1,894,571	2,129,955
Edelnor SA	108,248	190,151
Energia del Sur SA	120,072	347,062
Ferreycorp SAA	6,227,411	2,724,865
Grana y Montero SAA	2,096,520	3,381,484
Intergroup Financial Services Corp.	66,690	1,993,364
Luz del Sur SAA	548,126	1,867,935
Minsur SA	1,961,259	820,584
Sociedad Minera Cerro Verde SAA(1)	44,121	1,060,228

Security	Shares	Value
Southern Copper Corp.	483,627	$15,756,568
Union Andina de Cementos SAA	1,014,000	793,453
Volcan Cia Minera SA, Class B	5,911,333	1,151,681

		$70,575,000

Philippines — 2.7%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,586,490
Aboitiz Power Corp.	4,371,000	4,208,173
ABS-CBN Holdings Corp. PDR	138,370	192,385
Alliance Global Group, Inc.	4,540,000	2,580,098
Ayala Corp.	245,795	4,298,043
Ayala Land, Inc.	5,465,000	4,727,987
Ayala Land, Inc., PFC Shares(1)(3)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,885,858
BDO Unibank, Inc.	1,274,481	3,116,696
Bloomberry Resorts Corp.	15,369,700	3,856,426
Cosco Capital, Inc.	3,726,300	685,944
D&L Industries, Inc.	2,407,000	1,078,446
DMCI Holdings, Inc.	8,668,000	2,916,839
Emperador, Inc.	4,313,300	1,120,890
Energy Development Corp.	20,767,300	3,766,428
Filinvest Land, Inc.	14,494,000	617,239
First Gen Corp.	3,778,322	2,378,308
First Philippine Holdings Corp.	587,500	1,223,403
Globe Telecom, Inc.	45,740	2,236,273
GT Capital Holdings, Inc.	67,795	1,910,188
Holcim Philippines, Inc.	1,492,000	463,784
International Container Terminal Services, Inc.	746,400	1,841,038
JG Summit Holding, Inc.	4,019,900	6,439,234
Jollibee Foods Corp.	1,179,850	5,265,031
Lopez Holdings Corp.	4,600,000	891,619
LT Group, Inc.	5,822,400	1,943,826
Manila Electric Co.	577,330	3,374,558
Manila Water Co.	2,187,700	1,215,850
Megaworld Corp.	12,596,000	1,493,313
Melco Crown Philippines Resorts Corp.(1)	3,711,400	754,530
Metro Pacific Investments Corp.	7,682,400	780,085
Metropolitan Bank & Trust Co.	1,171,246	2,441,581
Nickel Asia Corp.	2,640,900	1,343,742
Pepsi-Cola Products Philippines, Inc.(1)	1,388,000	135,610
Petron Corp.	4,267,400	942,573
Philex Mining Corp.	6,094,825	952,486
Philex Petroleum Corp.(1)	283,500	11,862
Philippine Long Distance Telephone Co.	231,120	14,502,360
Puregold Price Club, Inc.	2,674,400	2,380,365
Robinsons Land Corp.	2,417,100	1,623,016
Robinsons Retail Holdings, Inc.	1,269,250	2,480,654
San Miguel Corp.	716,000	1,100,242
Security Bank Corp.	243,300	916,769
Semirara Mining & Power Co.	1,426,620	5,298,856
SM Investments Corp.	359,172	7,256,225
SM Prime Holdings, Inc.	9,538,699	3,988,698
SSI Group, Inc.(1)	2,061,000	480,678
Travellers International Hotel Group, Inc.(1)	3,521,900	533,211
Universal Robina Corp.	1,858,330	9,062,318
Vista Land & Lifescapes, Inc.	3,675,000	618,159

		$128,918,387

Security	Shares	Value
Poland — 3.0%
Agora SA(1)	125,463	$389,725
AmRest Holdings SE(1)	7,766	283,027
Asseco Poland SA	512,726	8,637,726
Bank Handlowy w Warszawie SA	50,570	1,599,216
Bank Millennium SA	687,285	1,395,765
Bank Pekao SA	179,638	9,337,355
Bank Zachodni WBK SA	16,600	1,714,097
Bioton SA(1)	425,302	672,817
Boryszew SA(1)	122,670	205,187
Budimex SA	27,910	1,363,847
CCC SA	43,900	2,318,857
Cyfrowy Polsat SA	1,022,728	7,129,893
Enea SA	202,800	917,401
Eurocash SA	355,800	3,608,835
Getin Holding SA(1)	365,918	218,111
Getin Noble Bank SA(1)	2,322,186	1,152,937
Global City Holdings NV(1)	71,200	783,937
Globe Trade Centre SA(1)	457,190	784,903
Grupa Azoty SA	76,370	1,740,925
Grupa Lotos SA(1)	101,253	864,725
ING Bank Slaski SA	47,450	1,870,072
Jastrzebska Spolka Weglowa SA(1)	138,610	552,243
KGHM Polska Miedz SA	344,982	12,095,931
KOPEX SA(1)	125,900	351,416
LPP SA	1,811	3,846,580
Lubelski Wegiel Bogdanka SA	49,706	1,212,094
mBank SA	23,504	3,039,835
Netia SA	1,111,077	1,817,932
Orange Polska SA	2,781,316	7,878,351
Orbis SA	30,000	458,643
PGE Polska Grupa Energetyczna SA	1,874,600	10,786,721
PKP Cargo SA	27,389	642,785
Polimex-Mostostal SA(1)	9,735,442	243,396
Polish Oil & Gas	3,952,621	7,129,373
Polski Koncern Naftowy Orlen SA	796,258	15,122,189
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	11,513,604
Powszechny Zaklad Ubezpieczen SA	86,300	11,255,659
Synthos SA	844,500	1,106,055
Tauron Polska Energia SA	3,279,494	4,386,275
TVN SA(1)	918,442	4,336,292

		$144,764,732

Qatar — 1.5%
Aamal Co. QSC	177,687	$791,111
Barwa Real Estate Co.	282,093	3,857,913
Doha Bank, Ltd.	100,995	1,511,147
Gulf International Services QSC	205,956	5,026,632
Industries Qatar	238,919	9,480,385
Masraf Al Rayan QSC	861,150	11,385,495
Ooredoo QSC	132,696	3,605,513
Qatar Electricity & Water Co. QSC	84,058	4,874,679
Qatar Gas Transport Co., Ltd.	605,140	3,762,574
Qatar Insurance Co.	67,706	1,495,821
Qatar International Islamic Bank	45,943	1,016,672
Qatar Islamic Bank	113,487	3,108,813
Qatar National Bank SAQ	206,274	11,190,123
Qatar National Cement Co. QSC	31,625	1,050,965
Qatar Navigation QSC	52,421	1,446,852

Security	Shares	Value
Qatari Investors Group	37,029	$483,402
United Development Co. QSC	117,835	723,945
Vodafone Qatar QSC	1,185,810	5,462,419

		$70,274,461

Romania — 0.8%
Banca Transilvania(1)	19,063,881	$11,859,443
BRD-Group Societe Generale(1)	3,791,160	10,242,579
OMV Petrom SA	54,160,300	5,395,290
Societatea Nationala de Gaze Naturale ROMGAZ SA	568,300	5,244,793
Societatea Nationala Nuclearelectrica SA	794,100	1,535,094
Transelectrica SA	426,930	3,066,352
Transgaz SA Medias	32,500	2,224,904

		$39,568,455

Russia — 6.6%
Aeroflot - Russian Airlines OJSC	1,876,656	$1,390,183
AK Transneft OAO, PFC Shares	1,847	4,389,018
CTC Media, Inc.	628,567	2,193,699
Eurasia Drilling Co., Ltd. GDR	23,517	465,407
Evraz PLC	1,236,657	3,591,388
Federal Grid Co. Unified Energy System JSC	1,585,875,440	2,147,474
Federal Hydrogenerating Co. JSC ADR	348,000	418,720
Globaltrans Investment PLC GDR(1)(4)	207,458	1,026,917
Inter RAO UES JSC(1)	71,597,070	1,678,942
Lenta, Ltd. GDR(1)	133,659	1,165,881
LSR Group PJSC GDR(4)	186,400	517,812
LUKOIL OAO ADR	568,477	29,080,729
Luxoft Holding, Inc.(1)	13,100	678,973
Magnit PJSC	85,215	18,641,528
Magnit PJSC GDR(4)	199,200	10,928,622
Magnitogorsk Iron & Steel Works OJSC GDR(4)	105,708	392,690
Mail.ru Group, Ltd. GDR(1)(4)	265,535	6,334,189
Mechel ADR(1)	378,000	529,200
MegaFon OAO GDR	249,745	4,236,129
MMC Norilsk Nickel ADR	979,787	18,456,778
MMC Norilsk Nickel OJSC	2,386	448,319
Mobile TeleSystems OJSC	3,678,287	18,806,026
Moscow Exchange (The)	1,214,410	1,819,096
Mosenergo OAO	8,811,603	170,870
NovaTek OAO GDR(4)	87,808	8,502,044
Novolipetsk Steel GDR(4)	156,893	2,071,470
OAO Gazprom	1,755,200	5,235,580
OAO Gazprom ADR	5,522,854	32,358,114
OAO TMK GDR(4)	64,757	262,443
OGK-4 OJSC	8,737,000	542,311
O’Key Group SA GDR(4)	15,504	47,020
PhosAgro OAO GDR(4)	28,064	342,097
PIK Group	12,354	46,027
PIK Group GDR(4)	166,400	599,171
Polymetal International PLC	295,128	2,397,133
Polyus Gold International, Ltd.	137,262	396,067
QIWI PLC ADR	51,408	1,395,213
Rosneft Oil Co. GDR(4)	1,254,913	6,192,004
Rosseti JSC(1)	135,144,187	1,421,992
Rostelecom ADR	15,064	138,890
Rostelecom OJSC	1,492,177	2,313,439
RusHydro JSC	395,274,080	4,574,797
Sberbank of Russia	17,567,188	26,111,905

Security	Shares	Value
Sberbank of Russia ADR	1,431,200	$8,494,557
Severstal PAO GDR(4)	562,706	6,237,868
Sistema JSFC	10,069,378	3,095,778
Sistema JSFC GDR(4)	41,430	312,909
SOLLERS	24,262	193,387
Surgutneftegas OAO ADR	1,068,845	7,741,431
Surgutneftegas OAO, PFC Shares	8,921,800	6,769,208
Tatneft ADR	250,359	8,587,845
Uralkali PJSC GDR(4)	434,718	6,393,782
VimpelCom, Ltd. ADR	1,053,084	5,970,986
VTB Bank OJSC	2,064,590,000	2,620,839
VTB Bank OJSC GDR(4)	3,248,070	8,033,543
X5 Retail Group NV GDR(1)(4)	491,284	9,946,376
Yandex NV, Class A(1)	729,200	14,029,808

		$312,884,624

Slovenia — 0.7%
Cinkarna Celje DD	6,272	$1,462,900
Gorenje DD(1)	349,170	2,357,411
KRKA DD	159,605	12,295,701
Luka Koper	118,550	3,371,928
Petrol	12,467	3,960,090
Pivovarna Lasko(1)	32,212	895,127
Reinsurance Co. Sava, Ltd.	179,037	3,204,799
Sava DD(1)	18,004	11,996
Telekom Slovenije DD	27,437	3,508,649
Zavarovalnica Triglav DD	139,239	4,436,738

		$35,505,339

South Africa — 6.0%
AECI, Ltd.	73,130	$796,976
African Bank Investments, Ltd.(1)(3)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	865,855
Allied Electronics Corp., Ltd.	186,200	213,929
Anglo American Platinum, Ltd.(1)	58,680	1,620,729
AngloGold Ashanti, Ltd.(1)	403,071	4,577,446
Aquarius Platinum, Ltd.(1)	173,100	23,512
Arcelormittal South Africa, Ltd.(1)	50,577	84,386
Aspen Pharmacare Holdings, Ltd.(1)	392,807	11,945,085
Astral Foods, Ltd.	18,500	280,821
Aveng, Ltd.(1)	939,990	843,711
AVI, Ltd.	319,500	2,189,423
Barclays Africa Group, Ltd.	193,289	3,096,115
Barloworld, Ltd.	662,120	5,282,054
Bidvest Group, Ltd. (The)	605,796	16,419,532
Capital Property Fund(1)	1,259,064	1,445,443
Capitec Bank Holdings, Ltd.	42,400	1,996,452
Clicks Group, Ltd.	167,700	1,285,196
DataTec, Ltd.	160,600	834,101
Discovery Holdings, Ltd.	252,631	2,803,580
Exxaro Resources, Ltd.	118,010	966,042
FirstRand, Ltd.	1,677,145	8,011,877
Foschini Group, Ltd. (The)	63,545	940,877
Gold Fields, Ltd.	681,677	3,147,245
Grindrod, Ltd.	340,300	465,469
Group Five, Ltd.	81,460	187,606
Growthpoint Properties, Ltd.	1,042,876	2,446,147
Harmony Gold Mining Co., Ltd.(1)	374,410	720,662
Hosken Consolidated Investments, Ltd.	5,046	66,123
Hyprop Investments, Ltd.	92,800	956,089

Security	Shares	Value
Illovo Sugar, Ltd.	174,700	$315,683
Impala Platinum Holdings, Ltd.(1)	533,748	2,970,571
Imperial Holdings, Ltd.	78,001	1,306,230
Investec, Ltd.	182,794	1,738,108
JSE, Ltd.	105,800	1,183,951
Kumba Iron Ore, Ltd.	66,960	903,147
Lewis Group, Ltd.	62,700	455,636
Liberty Holdings, Ltd.	107,168	1,494,534
Life Healthcare Group Holdings, Ltd.	1,510,419	5,187,461
Massmart Holdings, Ltd.	149,614	1,881,312
Mediclinic International, Ltd.	574,283	6,081,299
MMI Holdings, Ltd.	692,950	1,971,582
Mondi, Ltd.	91,130	1,837,601
Montauk Holdings, Ltd.(1)	6,057	1,876
Mr. Price Group, Ltd.	91,080	1,944,568
MTN Group, Ltd.	1,885,095	37,850,659
Murray & Roberts Holdings, Ltd.	915,850	1,013,170
Nampak, Ltd.	465,438	1,666,896
Naspers, Ltd., Class N	219,423	34,424,348
Nedbank Group, Ltd.	121,638	2,627,304
Netcare, Ltd.	1,305,994	4,568,650
Northam Platinum, Ltd.(1)	207,738	853,906
Pick’n Pay Stores, Ltd.	371,278	1,777,654
PPC, Ltd.	468,427	670,957
Redefine Properties, Ltd.	2,311,150	2,341,233
Remgro, Ltd.	270,121	5,999,848
Reunert, Ltd.	407,260	2,077,181
RMB Holdings, Ltd.	441,055	2,654,160
RMI Holdings	479,034	1,883,855
Sanlam, Ltd.	991,073	6,409,879
Sappi, Ltd.(1)	415,236	1,705,987
Sasol, Ltd.	469,150	18,889,608
Shoprite Holdings, Ltd.	837,380	11,981,175
Sibanye Gold, Ltd.	800,277	1,899,298
Spar Group, Ltd.	206,544	3,308,237
Standard Bank Group, Ltd.	614,446	9,006,507
Steinhoff International Holdings, Ltd.	787,883	4,999,335
Sun International, Ltd.	30,482	338,891
Telkom SA SOC, Ltd.(1)	309,050	2,124,484
Tiger Brands, Ltd.	202,394	5,267,750
Tongaat-Hulett	99,910	1,106,382
Truworths International, Ltd.	300,800	2,192,351
Vodacom Group (Pty), Ltd.	613,500	7,648,791
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	995,055
Woolworths Holdings, Ltd.	287,328	2,161,497

		$284,231,090

South Korea — 6.4%
AMOREPACIFIC Corp.	2,288	$8,289,731
AMOREPACIFIC Group, Inc.	600	912,313
Asiana Airlines, Inc.(1)	92,200	661,854
BNK Financial Group, Inc.	116,970	1,748,658
Celltrion, Inc.(1)	70,611	5,621,733
Cheil Worldwide, Inc.(1)	51,100	1,091,625
CJ CheilJedang Corp.	7,496	2,915,172
CJ Corp.	6,100	1,084,480
CJ O Shopping Co., Ltd.	3,130	700,190
Coway Co., Ltd.	22,950	1,927,403
Daelim Industrial Co., Ltd.	8,650	666,162
Daesang Corp.	8,000	345,690

Security	Shares	Value
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	$435,244
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,684
Daewoo International Corp.	21,675	632,321
Daewoo Securities Co., Ltd.	125,693	1,961,809
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,532	765,367
Daewoong Pharmaceutical Co., Ltd.	5,630	338,821
Daum Kakao Corp.	5,600	561,136
DGB Financial Group Co., Ltd.	65,650	741,072
Dong-A Pharmaceutical Co., Ltd.	2,407	344,416
Dong-A ST Co., Ltd.	4,078	470,534
Dongbu Insurance Co., Ltd.	36,640	1,862,102
Dongkuk Steel Mill Co., Ltd.(1)	67,733	402,269
Doosan Corp.	6,101	706,657
Doosan Heavy Industries & Construction Co., Ltd.	23,400	663,903
Doosan Infracore Co., Ltd.(1)	34,600	382,395
E-Mart Co., Ltd.	10,328	2,127,723
GS Engineering & Construction Corp.(1)	19,935	595,487
GS Holdings Corp.	55,400	2,584,311
Hana Financial Group, Inc.	151,951	4,472,811
Hanjin Kal Corp.	19,283	590,441
Hanjin Shipping Co., Ltd.(1)	98,091	690,056
Hankook Tire Co., Ltd.	21,623	908,709
Hanmi Pharmaceutical Co., Ltd.(1)	8,096	2,830,928
Hansol Holdings Co., Ltd.(1)	37,566	281,711
Hansol Paper Co., Ltd.(1)	22,933	514,424
Hanwha Chemical Corp.	81,490	1,299,375
Hanwha Corp.	34,490	1,354,394
Hite-Jinro Co., Ltd.	20,121	425,963
Hyosung Corp.	21,380	2,364,805
Hyundai Department Store Co., Ltd.	7,615	1,033,687
Hyundai Development Co.	29,900	1,591,577
Hyundai Engineering & Construction Co., Ltd.	29,816	1,434,487
Hyundai Glovis Co., Ltd.	13,870	3,042,472
Hyundai Heavy Industries Co., Ltd.(1)	18,270	2,373,805
Hyundai Hysco Co., Ltd.	10,067	620,171
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,031,545
Hyundai Merchant Marine Co., Ltd.(1)	68,800	611,430
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	438,537
Hyundai Mobis Co., Ltd.	19,100	4,199,669
Hyundai Motor Co.	56,700	8,898,560
Hyundai Securities Co., Ltd.	43,870	454,256
Hyundai Steel Co.	50,817	3,714,303
Hyundai Wia Corp.	5,400	765,174
Industrial Bank of Korea	96,580	1,327,000
Kangwon Land, Inc.	50,840	1,733,051
KB Financial Group, Inc.	198,011	7,551,012
KCC Corp.	2,345	1,201,945
Kia Motors Corp.	86,120	3,968,563
Korea Electric Power Corp.	221,620	9,636,907
Korea Express Co., Ltd.(1)	4,349	829,623
Korea Gas Corp.	39,170	1,689,418
Korea Investment Holdings Co., Ltd.	21,590	1,382,347
Korea Zinc Co., Ltd.	8,940	3,981,463
Korean Air Lines Co., Ltd.(1)	28,110	1,199,652
Korean Reinsurance Co.	78,574	871,212
KT Corp. (1)	69,653	2,058,939
KT Corp. ADR(1)	16,800	244,776
KT&G Corp.	51,115	4,526,722
Kumho Petrochemical Co., Ltd.	12,900	1,033,269

Security	Shares	Value
Kwangju Bank(1)	13,793	$102,796
Kyongnam Bank(1)	21,079	199,070
LG Chem, Ltd.	27,318	6,900,753
LG Corp.	50,210	3,115,492
LG Display Co., Ltd.	71,100	1,968,978
LG Electronics, Inc.	39,320	2,211,076
LG Hausys, Ltd.	2,858	444,231
LG Household & Health Care, Ltd.	7,450	5,473,508
LG International Corp.	20,600	788,283
LG Life Sciences, Ltd.(1)	11,000	576,820
LG Uplus Corp.	207,920	2,080,058
LIG Insurance Co., Ltd.	28,900	668,736
Lotte Chemical Corp.	11,770	2,730,569
Lotte Shopping Co., Ltd.	5,065	1,221,515
LS Corp.	7,030	353,415
LS Industrial Systems Co., Ltd.	9,200	506,995
Macquarie Korea Infrastructure Fund	196,315	1,449,536
Medy-Tox, Inc.	3,894	1,346,166
Mirae Asset Securities Co., Ltd.	16,464	908,079
Naver Corp.	8,556	5,173,627
NCsoft Corp.	5,150	981,031
NH Investment & Securities Co., Ltd.	78,408	1,085,524
NHN Entertainment Corp.(1)	4,718	277,407
Nong Shim Co., Ltd.	3,700	844,709
OCI Co., Ltd.	15,570	1,435,037
ORION Corp.	2,200	2,569,516
POSCO	47,127	11,101,405
S-Oil Corp.	36,885	2,513,129
S1 Corp.	9,450	704,450
Samsung C&T Corp.	48,920	2,597,987
Samsung Card Co., Ltd.	20,460	782,905
Samsung Electro-Mechanics Co., Ltd.	17,390	1,091,323
Samsung Electronics Co., Ltd.	36,500	47,882,662
Samsung Engineering Co., Ltd.(1)	12,600	453,834
Samsung Fine Chemicals Co., Ltd.	18,150	734,475
Samsung Fire & Marine Insurance Co., Ltd.	22,985	6,055,700
Samsung Heavy Industries Co., Ltd.	67,350	1,134,420
Samsung Life Insurance Co., Ltd.	59,400	5,810,051
Samsung SDI Co., Ltd.	28,662	3,190,985
Samsung Securities Co., Ltd.	34,040	2,068,422
Samsung Techwin Co., Ltd.(1)	18,895	485,312
Shinhan Financial Group Co., Ltd.	242,903	10,053,305
Shinsegae Co., Ltd.	5,075	952,213
SK Broadband Co., Ltd.(1)	155,846	696,667
SK C&C Co., Ltd.	7,100	1,680,344
SK Chemicals Co., Ltd.	15,660	1,017,084
SK Holdings Co., Ltd.	9,615	1,655,591
SK Hynix, Inc.	162,890	6,969,257
SK Innovation Co., Ltd.(1)	61,379	6,718,233
SK Networks Co., Ltd.	64,010	473,112
SK Telecom Co., Ltd.	33,268	8,914,921
ViroMed Co., Ltd.(1)	9,440	1,018,605
Woori Bank	181,786	1,815,982
Yuanta Securities Korea Co., Ltd.(1)	78,565	516,867
Yuhan Corp.	6,229	1,342,007
Zyle Motor Sales Corp.(1)	5,113	7,536

		$306,575,162

Security	Shares	Value
Sri Lanka — 0.7%
Access Engineering PLC	4,510,376	$777,037
Aitken Spence PLC	550,325	416,374
Ceylon Tobacco Co. PLC	82,568	621,602
Chevron Lubricants Lanka PLC	1,018,398	3,115,257
Commercial Bank of Ceylon PLC	4,472,617	5,766,946
DFCC Bank PLC	293,137	478,506
Dialog Axiata PLC	21,214,477	1,829,412
Distilleries Co. of Sri Lanka PLC	1,818,497	3,416,525
Hatton National Bank PLC	1,911,012	3,305,870
John Keells Holdings PLC	5,565,197	8,591,303
National Development Bank PLC	769,896	1,540,115
Nations Trust Bank PLC	623,287	490,675
Sampath Bank PLC	815,537	1,580,691

		$31,930,313

Taiwan — 6.8%
AcBel Polytech, Inc.	429,000	$421,332
Acer, Inc.(1)	2,014,519	1,317,316
Advanced Semiconductor Engineering, Inc.	2,915,135	4,134,025
AirTAC International Group	63,000	514,995
Ambassador Hotel	298,000	276,980
AmTRAN Technology Co., Ltd.	650,067	372,155
Asia Cement Corp.	1,892,356	2,392,885
Asia Optical Co., Inc.(1)	658,907	814,525
Asustek Computer, Inc.	354,325	3,753,844
AU Optronics Corp.	4,898,837	2,458,464
Capital Securities Corp.	711,928	263,374
Catcher Technology Co., Ltd.	375,647	4,395,763
Cathay Financial Holding Co., Ltd.	4,486,533	7,838,083
Center Laboratories, Inc.(1)	395,000	1,141,010
Chailease Holding Co., Ltd.	408,870	1,120,625
Chang Hwa Commercial Bank, Ltd.	2,699,502	1,649,417
Cheng Shin Rubber Industry Co., Ltd.	2,060,672	4,931,675
Chicony Electronics Co., Ltd.	335,919	965,928
China Airlines, Ltd.(1)	2,591,887	1,378,333
China Development Financial Holding Corp.	7,962,050	3,317,234
China Life Insurance Co., Ltd.	1,880,652	1,990,771
China Motor Corp.	881,315	747,457
China Petrochemical Development Corp.(1)	3,333,659	1,251,746
China Steel Corp.	8,773,734	7,369,562
Chipbond Technology Corp.	513,000	1,108,589
Chong Hong Construction Co., Ltd.	176,190	401,678
Chunghwa Telecom Co., Ltd.	2,915,746	9,409,953
Clevo Co.	394,155	621,304
Compal Electronics, Inc.	2,454,345	2,234,493
Coretronic Corp.(1)	487,128	661,417
CTBC Financial Holding Co., Ltd.	8,043,356	6,260,733
Delta Electronics, Inc.	796,105	4,790,534
Dynapack International Technology Corp.	183,374	444,621
E Ink Holdings, Inc.(1)	1,234,000	558,983
E.Sun Financial Holding Co., Ltd.	4,141,367	2,835,726
Eclat Textile Co., Ltd.	136,240	1,824,025
Elan Microelectronics Corp.	345,300	565,345
Epistar Corp.	526,472	822,367
EVA Airways Corp.(1)	1,654,523	1,304,249
Evergreen International Storage & Transport Corp.	868,000	506,867
Evergreen Marine Corp.(1)	2,350,252	1,598,769
Everlight Electronics Co., Ltd.	406,291	939,275
Far Eastern Department Stores, Ltd.	2,056,995	1,653,190

Security	Shares	Value
Far Eastern New Century Corp.	2,514,407	$2,761,850
Far EasTone Telecommunications Co., Ltd.	1,673,074	3,989,030
Faraday Technology Corp.	406,880	559,199
Feng Hsin Iron & Steel Co., Ltd.	183,260	249,307
FIH Mobile, Ltd.(1)	1,391,000	737,804
First Financial Holding Co., Ltd.	4,144,380	2,605,496
Formosa Chemicals & Fibre Corp.	2,491,399	6,348,488
Formosa International Hotels Corp.	145,599	1,554,468
Formosa Petrochemical Corp.	1,005,320	2,591,776
Formosa Plastics Corp.	3,346,896	8,603,515
Formosa Taffeta Co., Ltd.	842,000	1,001,648
Formosan Rubber Group, Inc.	433,000	464,517
Foxconn Technology Co., Ltd.	553,411	1,577,243
Fubon Financial Holding Co., Ltd.	3,531,596	7,594,892
Giant Manufacturing Co., Ltd.	352,208	3,037,837
Gintech Energy Corp.(1)	731,649	467,216
Goldsun Development & Construction Co., Ltd.(1)	1,672,928	570,541
Great Wall Enterprise Co., Ltd.	930,888	759,324
Highwealth Construction Corp.	457,746	1,194,072
Hiwin Technologies Corp.	224,000	1,707,937
Hon Hai Precision Industry Co., Ltd.	4,406,069	13,202,550
Hota Industrial Manufacturing Co., Ltd.	298,658	751,982
Hotai Motor Co., Ltd.	300,000	5,197,910
HTC Corp. (1)	392,798	1,617,242
Hu Lane Associate, Inc.	181,000	917,369
Hua Nan Financial Holdings Co., Ltd.	3,995,293	2,454,199
Innolux Corp.	4,914,762	2,535,215
Inventec Corp.	2,015,966	1,422,670
Kenda Rubber Industrial Co., Ltd.	222,562	435,099
Kinpo Electronics, Inc.(1)	2,159,000	926,616
Kinsus Interconnect Technology Corp.	182,000	555,122
Largan Precision Co., Ltd.	57,795	5,791,406
Lite-On Technology Corp.	1,024,182	1,294,035
Macronix International Corp., Ltd.(1)	1,202,873	291,504
MediaTek, Inc.	434,462	5,584,657
Medigen Biotechnology Corp.(1)	69,000	296,329
Mega Financial Holding Co., Ltd.	4,098,035	3,645,041
Merida Industry Co., Ltd.	388,657	2,912,026
Motech Industries, Inc.	629,451	806,772
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,184,781
Nan Ya Plastics Corp.	3,893,214	9,568,733
Neo Solar Power Corp.	685,542	614,339
Novatek Microelectronics Corp., Ltd.	373,942	1,954,458
Pegatron Corp.	925,028	2,740,350
Phison Electronics Corp.	112,363	1,036,278
Pou Chen Corp.	2,809,819	3,937,548
Powertech Technology, Inc.(1)	547,865	1,011,481
President Chain Store Corp.	619,664	4,585,616
Quanta Computer, Inc.	1,417,508	3,556,409
Radiant Opto-Electronics Corp.	281,264	924,901
Radium Life Tech Co., Ltd.(1)	621,002	323,312
Realtek Semiconductor Corp.	429,002	1,336,075
RichTek Technology Corp.	101,478	573,840
Ruentex Development Co., Ltd.	657,306	1,168,137
Ruentex Industries, Ltd.	1,233,060	3,027,514
Sanyang Motor Co., Ltd.(1)	1,819,866	1,614,930
ScinoPharm Taiwan, Ltd.	227,000	380,102
Shin Kong Financial Holding Co., Ltd.	4,785,630	1,552,081
Shin Kong Synthetic Fibers Corp.	1,321,483	480,098

Security	Shares	Value
Siliconware Precision Industries Co., Ltd.	1,540,243	$2,530,319
Simplo Technology Co., Ltd.	205,889	1,019,004
Sino-American Silicon Products, Inc.(1)	576,233	847,693
SinoPac Financial Holdings Co., Ltd.	5,032,908	2,281,204
Solar Applied Materials Technology Corp.	336,245	294,239
St. Shine Optical Co., Ltd.	22,000	387,825
Synnex Technology International Corp.	730,818	1,035,500
TaiMed Biologics, Inc.(1)	148,103	562,972
Tainan Spinning Co., Ltd.	932,498	540,978
Taishin Financial Holdings Co., Ltd.	5,406,203	2,474,855
Taiwan Business Bank(1)	2,014,650	663,340
Taiwan Cement Corp.	2,568,850	3,648,190
Taiwan Cooperative Financial Holding Co., Ltd.	3,934,348	2,122,710
Taiwan Fertilizer Co., Ltd.	816,000	1,500,777
Taiwan Glass Industry Corp.	542,564	388,890
Taiwan Mobile Co., Ltd.	1,805,784	6,361,863
Taiwan Semiconductor Manufacturing Co., Ltd.	6,491,465	31,251,676
Taiwan Tea Corp.	395,711	225,088
Tatung Co., Ltd.(1)	2,377,785	630,498
Teco Electric & Machinery Co., Ltd.	2,247,000	2,181,636
Tong Yang Industry Co., Ltd.	758,608	899,048
TPK Holding Co., Ltd.	155,148	963,769
Tripod Technology Corp.	396,535	774,618
TSRC Corp.	693,063	798,307
TTY Biopharm Co., Ltd.	534,330	1,183,902
Tung Ho Steel Enterprise Corp.	991,060	774,272
U-Ming Marine Transport Corp.	186,000	279,058
Uni-President Enterprises Corp.	4,043,107	6,616,767
Unimicron Technology Corp.	948,000	564,291
United Microelectronics Corp.	5,337,090	2,557,098
Walsin Lihwa Corp.(1)	2,539,000	749,088
Wan Hai Lines, Ltd.	518,962	575,407
Waterland Financial Holdings	1,085,795	327,072
Wei Chuan Food Corp.	623,000	488,441
Wintek Corp.(1)(3)	1,892,877	0
Wistron Corp.	1,490,362	1,267,872
WPG Holdings Co., Ltd.	919,489	1,150,357
Xxentria Technology Materials Corp.	234,700	768,316
Yageo Corp.	166,897	343,162
Yang Ming Marine Transport(1)	2,468,755	1,292,391
YFY, Inc.	899,120	381,951
Yieh Phui Enterprise	1,721,304	541,828
Young Fast Optoelectronics Co., Ltd.(1)	147,302	81,727
Yuanta Financial Holding Co., Ltd.	5,671,261	3,296,314
Yulon Motor Co., Ltd.	1,342,809	1,752,257

		$323,321,074

Thailand — 2.9%
Advanced Info Service PCL(6)	1,582,600	$11,486,816
Airports of Thailand PCL(6)	667,400	5,851,618
AP Thailand PCL(6)	5,199,700	1,156,678
Bangkok Bank PCL(6)	276,400	1,551,470
Bangkok Dusit Medical Services PCL(6)	5,594,000	3,417,671
Bangkok Land PCL(6)	13,071,100	604,076
Banpu PCL(6)	1,468,000	1,290,259
BEC World PCL(6)	1,752,100	2,137,884
Berli Jucker PCL(6)	1,563,300	1,751,248
Big C Supercenter PCL(6)	268,600	1,800,862
BTS Group Holdings PCL	6,774,200	1,895,555
Bumrungrad Hospital PCL(6)	899,500	4,369,649

Security	Shares	Value
Central Pattana PCL(6)	1,102,100	$1,399,700
CH. Karnchang PCL(6)	1,970,620	1,502,734
Charoen Pokphand Foods PCL(6)	4,351,000	2,941,780
CP ALL PCL(6)	4,914,600	6,251,837
Delta Electronics (Thailand) PCL(6)	1,345,400	3,397,507
Electricity Generating PCL(6)	413,800	1,897,150
Glow Energy PCL(6)	877,300	2,267,768
Hana Microelectronics PCL(6)	1,730,900	2,330,617
Home Product Center PCL(6)	3,521,555	767,857
Indorama Ventures PCL(6)	2,106,900	1,572,551
IRPC PCL(6)	12,191,400	1,697,506
Italian-Thai Development PCL(1)(6)	9,648,906	2,211,082
Jasmine International PCL(6)	1,976,800	328,801
Kasikornbank PCL(6)	408,800	2,595,318
Khon Kaen Sugar Industry PCL(6)	4,396,800	647,737
Kiatnakin Bank PCL(6)	1,074,300	1,204,873
Krung Thai Bank PCL(6)	1,231,400	745,092
L.P.N. Development PCL(6)	1,255,000	652,636
Land & Houses PCL(6)	2,593,500	749,641
Minor International PCL(6)	2,813,576	2,802,872
Pruksa Real Estate PCL(6)	1,602,000	1,331,791
PTT Exploration & Production PCL(6)	1,579,798	5,596,087
PTT Global Chemical PCL(6)	1,844,950	3,588,932
PTT PCL(6)	975,660	10,519,619
Quality House PCL(6)	13,198,645	1,236,831
Ratchaburi Electricity Generating Holding PCL(6)	676,000	1,229,055
Samart Corp. PCL(6)	2,188,100	1,981,222
Siam Cement PCL(6)	357,600	5,779,786
Siam City Cement PCL(6)	97,390	1,081,865
Siam Commercial Bank PCL(6)	535,300	2,575,691
Sino Thai Engineering & Construction PCL(6)	2,449,157	1,545,777
Thai Airways International PCL(1)(6)	2,173,900	829,109
Thai Beverage PCL	9,995,000	5,388,168
Thai Oil PCL(6)	1,094,800	1,938,900
Thai Union Frozen Products PCL(6)	4,345,208	2,688,768
Thanachart Capital PCL(6)	1,128,900	1,162,282
Thoresen Thai Agencies PCL(6)	2,584,565	1,047,194
TMB Bank PCL(6)	28,364,700	2,231,068
Total Access Communication PCL(6)	1,130,500	2,969,704
TPI Polene PCL(6)	18,986,000	1,664,097
True Corp. PCL(1)(6)	14,572,601	5,368,105
TTCL PCL	224,200	217,445
TTW PCL(6)	3,598,200	1,231,357

		$138,481,698

Turkey — 3.1%
Akbank TAS	1,842,533	$5,368,294
Akcansa Cimento AS	126,800	779,873
Akenerji Elektrik Uretim AS(1)	598,472	248,392
Aksa Akrilik Kimya Sanayii AS	322,613	1,303,000
Aksa Enerji Uretim AS(1)	600,923	609,148
Albaraka Turk Katilim Bankasi AS	522,467	337,781
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	395,839	3,332,370
Arcelik AS	1,118,854	6,026,777
Aygaz AS	279,132	1,022,821
Bagfas Bandirma Gubre Fabrikalari AS(1)	40,900	208,579
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	592,900	506,596
BIM Birlesik Magazalar AS	465,006	8,608,937
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	232,995
Cimsa Cimento Sanayi ve Ticaret AS	141,400	867,603

Security	Shares	Value
Coca-Cola Icecek AS	159,495	$2,701,713
Dogan Sirketler Grubu Holding AS(1)	5,575,015	1,271,187
Dogus Otomotiv Servis ve Ticaret AS	111,778	543,561
Eczacibasi Ilac Sanayi ve Ticaret AS	557,300	592,440
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,927,700	3,381,796
Enka Insaat ve Sanayi AS	1,871,274	4,021,935
Eregli Demir ve Celik Fabrikalari TAS	5,387,451	9,091,405
Ford Otomotiv Sanayi AS	296,400	3,662,772
Goodyear Lastikleri TAS	18,000	488,860
Gubre Fabrikalari TAS	490,400	1,309,402
Haci Omer Sabanci Holding AS	1,437,018	5,253,307
Ihlas Holding AS(1)	4,223,700	426,884
Is Gayrimenkul Yatirim Ortakligi AS	597,942	379,783
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	4,409,290	3,039,419
KOC Holding AS	921,460	4,358,165
Koza Altin Isletmeleri AS	152,600	1,594,133
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	841,780
Migros Ticaret AS(1)	75,000	600,215
Net Holding AS(1)	325,363	373,490
Pegasus Hava Tasimaciligi AS(1)	86,600	854,380
Petkim Petrokimya Holding AS	1,455,661	2,045,587
Sekerbank TAS(1)	765,199	513,549
TAV Havalimanlari Holding AS	278,042	2,444,510
Tekfen Holding AS(1)	497,173	929,205
Teknosa Ic Ve Dis Ticaret AS	164,600	465,911
Tofas Turk Otomobil Fabrikasi AS	507,400	3,109,581
Trakya Cam Sanayii AS	862,572	1,038,462
Tupras-Turkiye Petrol Rafinerileri AS(1)	476,250	11,567,928
Turcas Petrolculuk AS	395,759	334,334
Turk Hava Yollari AO(1)	774,945	2,570,666
Turk Sise ve Cam Fabrikalari AS	1,557,153	1,989,885
Turk Telekomunikasyon AS	1,688,424	4,666,766
Turkcell Iletisim Hizmetleri AS	2,949,452	13,132,617
Turkiye Garanti Bankasi AS	2,409,882	7,667,646
Turkiye Halk Bankasi AS	1,017,500	5,154,474
Turkiye Is Bankasi	1,838,012	4,132,909
Turkiye Sinai Kalkinma Bankasi AS	549,995	415,164
Turkiye Vakiflar Bankasi TAO	1,413,300	2,507,501
Ulker Gida Sanayi ve Ticaret AS	353,959	2,704,689
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	760,565
Yapi ve Kredi Bankasi AS	953,085	1,492,318
Yazicilar Holding AS	193,900	1,736,512
Zorlu Enerji Elektrik Uretim AS(1)	692,954	534,334

		$146,154,906

Ukraine — 0.2%
Astarta Holding NV(1)	194,791	$1,300,388
Avangardco Investments Public, Ltd. GDR(4)	138,412	346,646
Ferrexpo PLC	2,332,085	2,795,422
Kernel Holding SA	408,822	3,944,000
MHP SA GDR(4)	300,561	3,438,184

		$11,824,640

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank (PJSC)	2,281,264	$4,600,824
Abu Dhabi National Hotels	718,461	489,398
Agthia Group (PJSC)	1,252,100	2,617,906
Air Arabia (PJSC)	8,363,873	3,712,278
Ajman Bank (PJSC)(1)	744,975	488,639
Al Waha Capital PJSC	2,092,394	1,471,984

Security	Shares		Value
Aldar Properties PJSC		4,132,498	$3,068,832
Amlak Finance (PJSC)(1)(3)		227,500	0
Arabtec Holding (PJSC)(1)		7,435,656	5,889,043
Dana Gas(1)		5,241,906	717,840
DP World, Ltd.		553,364	12,747,426
Drake & Scull International (PJSC)(1)		3,823,093	903,169
Dubai Financial Market (PJSC)		1,928,561	1,132,605
Dubai Investments (PJSC)		1,767,836	1,469,600
Dubai Islamic Bank (PJSC)		1,313,689	2,465,345
Emaar Properties (PJSC)		4,793,944	10,630,489
First Gulf Bank (PJSC)		1,696,652	7,016,780
Gulf Pharmaceutical Industries		122,430	99,028
National Bank of Abu Dhabi (PJSC)		2,213,143	6,670,381
National Bank of Ras Al-Khaimah PSC (The)		62,608	135,474
National Central Cooling Co. (Tabreed)		828,054	283,285
Ras Al Khaimah Ceramics		334,915	344,937
Ras Al Khaimah Properties (PJSC)		2,150,800	435,804
Union National Bank PJSC		1,992,209	3,700,408

			$71,091,475

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC		1,556,456	$2,609,515
Bao Viet Holdings		594,650	971,633
Development Investment Construction Corp.(1)		276,167	155,273
FPT Corp.		845,832	2,008,322
Gemadept Corp.		312,000	424,793
HAGL JSC(1)		1,637,831	1,523,733
HCM City Infrastructure Investment JSC		547,500	536,011
Hoa Phat Group JSC		1,425,231	2,905,023
Kim Long Securities Corp.		824,100	341,927
Kinh Bac City Development Share Holding Corp.(1)		328,860	239,235
Kinh Do Corp.		633,520	1,288,766
Masan Group Corp.(1)		272,520	1,026,656
PetroVietnam Construction JSC(1)		919,725	173,428
PetroVietnam Drilling and Well Services JSC		642,930	1,614,761
PetroVietnam Fertilizer & Chemical JSC		880,500	1,230,779
PetroVietnam Gas JSC		166,550	505,250
PetroVietnam Technical Services JSC		1,236,400	1,485,250
Pha Lai Thermal Power JSC		483,390	535,374
Phu Nhuan Jewelry JSC		181,200	408,187
Refrigeration Electrical Engineering Corp.		1,182,100	1,434,430
Saigon Securities, Inc.		180,000	171,220
Song Da Urban & Industrial Zone Investment and Development JSC(1)		62,000	63,790
Tan Tao Investment and Industry Corp.(1)		1,554,838	489,248
Vietnam Construction and Import-Export JSC		621,655	362,915
Vietnam Dairy Products JSC		563,742	2,818,341
Vietnam Joint Stock Commercial Bank for Industry and Trade		2,825,273	2,351,499
Vingroup JSC		1,461,888	3,270,576

			$30,945,935

Total Common Stocks (identified cost $4,604,938,956)			$4,705,958,693

Convertible Bonds — 0.0%

Security	Principal Amount (000’s omitted)		Value
Oman — 0.0%
Bank Muscat SAOG, 3.50%, 3/19/18	OMR	602	$0

Total Convertible Bonds (identified cost $0)			$0

Corporate Bonds — 0.0%(2)

Security		Principal Amount (000’s omitted)		Value
India — 0.0%(2)
NTPC, Ltd., 8.49%, 3/25/25		INR	31,674	$513,442

Total Corporate Bonds (identified cost $536,600)				$513,442

Equity-Linked Securities(5)(7) — 0.8%

Security	Maturity Date	Shares		Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17		36,000	$1,024,772
Al Abdullatif Industrial Investment Co.	4/30/18		64,200	354,378
Al Rajhi Bank	1/22/18		149,493	2,491,480
Al Tayyar	7/2/15		70,167	2,034,787
Alinma Bank	1/22/18		250,600	1,640,553
Almarai Co.	7/31/17		59,399	1,425,540
Arab National Bank	5/12/17		70,000	661,714
Bank Albilad	3/5/18		103,957	1,114,388
Banque Saudi Fransi	1/22/18		100,840	1,035,264
Dar Al Arkan Real Estate Development	8/10/15		185,500	477,347
Etihad Etisalat Co.	11/20/17		134,038	1,322,473
Fawaz Abdulaziz Alhokair Co.	3/20/17		60,000	1,779,954
Jarir Marketing Co.	1/22/18		25,425	1,555,969
Mobile Telecommunications Co.	4/30/18		123,207	129,774
National Industrialization Co.	10/31/16		156,903	1,033,442
Rabigh Refining and Petrochemicals Co.	7/24/17		92,400	615,985
Riyad Bank	11/20/17		161,200	767,296
Sahara Petrochemical Co.	9/21/15		122,800	537,029
Samba Financial Group	6/29/17		182,240	1,491,890
Saudi Airlines Catering Co.	8/3/15		5,500	255,560
Saudi Arabian Amiantit Co.	4/30/18		106,500	97,266
Saudi Arabian Fertilizer Co.	7/31/17		35,791	1,178,687
Saudi Arabian Mining Co.	4/30/18		54,900	132,929
Saudi Basic Industries Corp.	1/22/18		107,696	3,115,925
Saudi British Bank	1/22/18		93,450	912,044
Saudi Cable Co.	8/10/15		97,900	271,506
Saudi Cement Co.	8/10/15		25,900	657,842
Saudi Chemical Co.	4/23/18		25,900	528,347
Saudi Electricity Co.	1/22/18		268,400	1,438,597
Saudi Industrial Investment Group	10/9/17		95,000	734,644
Saudi International Petrochemicals Co.	1/22/18		40,200	356,968
Saudi Kayan Petrochemical Co.	1/22/18		247,500	801,875
Saudi Telecom Co.	4/23/18		98,200	1,806,831
Savola Group	2/6/17		115,300	2,382,801
Yanbu National Petrochemical Co.	7/31/17		51,400	733,288

Total Equity-Linked Securities (identified cost $34,057,488)				$36,899,145

Investment Funds — 0.1%

Security		Shares		Value
Vietnam Enterprise Investments, Ltd.(1)			1,239,727	$3,471,236

Total Investment Funds (identified cost $5,027,204)				$3,471,236

Rights(1) — 0.0%(2)

Security	Shares	Value
Northam Platinum, Ltd., Exp. 5/15/15	58,621	$1,035
Palm Hills Developments SAE, Exp. 5/21/15	2,074,887	176,758
PDG Realty SA Empreendimentos e Participacoes, Exp. 5/14/15	3,715,931	110,999

Total Rights (identified cost $231,195)		$288,792

Warrants(1) — 0.0%(2)

Security	Shares	Value
Samart Corp. PCL, Exp. 2/19/18, Strike THB 45.00	437,620	$46,995
Thoresen Thai Agencies PCL, Exp. 2/28/19, Strike THB 18.50	246,149	18,070

Total Warrants (identified cost $0)		$65,065

Short-Term Investments — 0.0%(2)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/15	$671	$671,278

Total Short-Term Investments (identified cost $671,278)		$671,278

Total Investments — 99.5% (identified cost $4,645,462,721)		$4,747,867,651

Other Assets, Less Liabilities — 0.5%		$22,365,586

Net Assets — 100.0%		$4,770,233,237

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

OMR	-	Omani Rial

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $94,918,213 or 2.0% of the Fund’s net assets.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $39,039,889 or 0.8% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.7%	$510,054,185
Hong Kong Dollar	8.1	388,227,334
New Taiwan Dollar	6.8	322,583,270
South Korean Won	6.4	306,330,386
South African Rand	6.0	284,208,613
Indian Rupee	5.9	283,349,494
Brazilian Real	5.9	281,976,376
Mexican Peso	4.6	217,042,709
Polish Zloty	3.1	150,009,120
New Turkish Lira	3.1	146,154,906
Chilean Peso	3.0	144,001,021
Malaysian Ringgit	2.8	133,198,502
Thai Baht	2.8	133,158,595
Philippine Peso	2.7	128,918,387
Indonesian Rupiah	2.6	124,753,461
Euro	2.2	106,995,836
Russian Ruble	2.1	102,416,719
Kuwaiti Dinar	1.9	91,249,897
United Arab Emirates Dirham	1.5	72,421,520
Qatari Riyal	1.5	70,274,461
Egyptian Pound	1.4	68,989,850
Hungarian Forint	1.4	65,784,948
Colombian Peso	1.4	65,313,147
Czech Koruna	1.2	55,941,105
Other currency, less than 1% each	10.4	494,513,809

Total Investments	99.5%	$4,747,867,651

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.5%	$1,124,402,954
Telecommunication Services	10.4	495,053,125
Materials	10.3	490,881,658
Industrials	10.1	480,793,061
Energy	10.1	480,181,860
Consumer Staples	9.4	446,718,724
Consumer Discretionary	8.4	404,038,988
Information Technology	8.1	387,731,698
Utilities	5.6	266,268,043

Sector	Percentage of Net Assets	Value
Health Care	3.5%	$167,141,584
Investment Funds	0.1	3,471,236
Other	0.0 (1)	1,184,720

Total Investments	99.5%	$4,747,867,651

(1)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at April 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,669,402,508

Gross unrealized appreciation	$849,978,377
Gross unrealized depreciation	(771,513,234)

Net unrealized appreciation	$78,465,143

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$38,363,355	$1,994,595,362		$3,865,417	$2,036,824,134
Emerging Europe	45,826,782	889,475,961		—	935,302,743
Latin America	897,107,699	—		659,730	897,767,429
Middle East/Africa	683,172	835,381,215		0	836,064,387
Total Common Stocks	$981,981,008	$3,719,452,538	**	$4,525,147	$4,705,958,693
Convertible Bonds	$—	$0		$—	$0
Corporate Bonds	—	513,442		—	513,442
Equity-Linked Securities	—	36,899,145		—	36,899,145
Investment Funds	—	3,471,236		—	3,471,236
Rights	288,792	—		—	288,792
Warrants	65,065	—		—	65,065
Short-Term Investments	—	671,278		—	671,278
Total Investments	$982,334,865	$3,761,007,639		$4,525,147	$4,747,867,651

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2015 is not presented. At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric Global Small-Cap Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Australia — 3.1%
Adelaide Brighton, Ltd.	970	$3,456
Alumina, Ltd.	3,204	3,888
Amcom Telecommunications, Ltd.	2,585	4,685
Ansell, Ltd.	486	10,002
Aristocrat Leisure, Ltd.	984	6,432
AWE, Ltd.(1)	3,708	4,172
Beach Energy, Ltd.	4,500	3,925
Bega Cheese, Ltd.	902	3,438
CSG, Ltd.	4,974	6,267
CSR, Ltd.	1,082	3,110
Downer EDI, Ltd.	935	3,251
Drillsearch Energy, Ltd.(1)	2,054	1,954
DUET Group	5,309	10,607
DuluxGroup, Ltd.	752	3,751
Echo Entertainment Group, Ltd.	1,151	4,110
Energy Resources of Australia, Ltd.(1)	3,794	4,019
Federation Centres	2,213	5,141
GrainCorp, Ltd., Class A	840	6,548
Greencross, Ltd.	371	1,942
Investa Office Fund	2,551	7,472
IOOF Holdings, Ltd.	535	4,245
iProperty Group, Ltd.(1)	2,043	4,079
IRESS, Ltd.	881	7,225
JB Hi-Fi, Ltd.	315	4,866
M2 Group, Ltd.	1,436	12,427
Macquarie Atlas Roads Group	1,021	2,617
Mesoblast, Ltd.(1)	791	2,241
Monadelphous Group, Ltd.	215	1,676
Myer Holdings, Ltd.	1,814	1,982
NEXTDC, Ltd.(1)	2,526	4,792
Platinum Asset Management, Ltd.	575	3,422
Primary Health Care, Ltd.	1,699	6,650
Qube Holdings, Ltd.	1,740	3,823
REA Group, Ltd.	67	2,492
Reece Australia, Ltd.	125	3,382
Regis Resources, Ltd.(1)	1,971	1,971
Select Harvests, Ltd.	642	4,551
Sims Metal Management, Ltd.	311	2,651
Spark Infrastructure Group	6,295	9,680
Tassal Group, Ltd.	1,158	2,954
Technology One, Ltd.	1,619	4,971
TPG Telecom, Ltd.	819	5,746
Transpacific Industries Group, Ltd.	4,376	2,641
Whitehaven Coal, Ltd.(1)	2,505	3,265

		$202,519

Austria — 0.5%
AMAG Austria Metall AG(2)	72	$2,584
ams AG	88	4,784
CA Immobilien Anlagen AG	146	2,650

1

Security	Shares	Value
Conwert Immobilien Invest SE(1)	261	$3,300
DO & Co. AG	59	4,350
Flughafen Wien AG	30	2,705
Kapsch TrafficCom AG(1)	97	2,177
RHI AG	125	3,583
Wienerberger AG	186	3,023

		$29,156

Belgium — 0.8%
Agfa-Gevaert NV(1)	823	$2,062
Barco NV	38	2,569
Befimmo SCA Sicafi	28	1,933
Bekaert SA NV	76	2,208
Cofinimmo	20	2,207
Compagnie d’Entreprises CFE	56	6,059
D’Ieteren SA NV	85	3,315
Elia System Operator SA NV	124	5,503
Euronav SA(1)	475	6,537
EVS Broadcast Equipment SA	60	2,346
Fagron	45	1,989
Gimv NV	47	2,191
Kinepolis	71	2,752
Mobistar SA(1)	268	5,097
Tessenderlo Chemie NV(1)	113	3,719
ThromboGenics NV(1)	220	1,316

		$51,803

Brazil — 1.7%
Abril Educacao SA(1)	600	$2,461
Aliansce Shopping Centers SA	500	2,824
BR Properties SA	1,400	4,884
Bradespar SA, PFC Shares	650	2,600
Brasil Pharma SA(1)	8,000	1,938
CETIP SA - Mercados Organizados	250	2,867
Duratex SA	1,550	4,368
EDP-Energias do Brasil SA	600	2,280
Equatorial Energia SA	900	9,565
Estacio Participacoes SA	500	3,020
Linx SA	125	1,842
Localiza Rent a Car SA	200	2,331
LPS Brasil Consultoria de Imoveis SA	500	939
Mahle-Metal Leve	500	3,369
Marcopolo SA, PFC Shares	1,800	1,661
Metalurgica Gerdau SA, PFC Shares	2,300	7,512
Minerva SA(1)	600	1,746
Odontoprev SA	1,100	3,833
PDG Realty SA Empreendimentos e Participacoes(1)	26,900	4,643
Profarma Distribuidora de Produtos Farmaceuticos SA	625	1,657
QGEP Participacoes SA	700	1,687
Qualicorp SA(1)	1,275	10,495
Raia Drogasil SA	1,000	11,351
Rumo Logistica Operadora Multimodal SA(1)	5,701	2,460
Santos Brasil Participacoes SA	855	3,198
Sao Martinho SA	200	2,544
Sonae Sierra Brasil SA	400	2,702
Totvs SA	775	8,954
Valid Solucoes SA	200	3,110

		$112,841

Canada — 3.1%
Aimia, Inc.	172	$1,910
Air Canada(1)	380	3,628
Alamos Gold, Inc.	341	2,357

2

Security	Shares	Value
Allied Properties REIT	181	$6,001
Amaya, Inc.(1)	105	2,457
Birchcliff Energy, Ltd.(1)	378	2,732
Bonterra Energy Corp.	78	2,493
Canadian Western Bank	92	2,392
Canfor Corp.(1)	371	7,352
Capital Power Corp.	566	11,658
CCL Industries, Inc.	76	8,738
Celestica, Inc.(1)	500	6,104
China Gold International Resources Corp., Ltd.(1)	1,591	2,664
Cineplex, Inc.	59	2,362
Computer Modelling Group, Ltd.	220	2,427
Concordia Healthcare Corp.	98	6,872
Constellation Software, Inc.	24	9,409
Descartes Systems Group, Inc. (The)(1)	247	3,712
DH Corp.	198	6,939
Dollarama, Inc.	214	12,288
E-L Financial Corp, Ltd.	4	2,122
Enbridge Income Fund Holdings, Inc.	111	3,576
Enerflex, Ltd.	317	4,251
First Majestic Silver Corp.(1)	665	3,241
Freehold Royalties, Ltd.	114	1,684
Gibson Energy, Inc.	96	2,214
Gran Tierra Energy, Inc.(1)	526	1,966
High Liner Foods, Inc.	109	2,145
Home Capital Group, Inc.	190	7,499
Imperial Metals Corp.(1)	302	3,277
Just Energy Group, Inc.	622	3,341
MacDonald Dettwiler & Associates, Ltd.	57	4,525
Manitoba Telecom Services, Inc.	89	1,916
Maple Leaf Foods, Inc.	233	4,471
Medical Facilities Corp.	199	2,698
Mullen Group, Ltd.	179	3,104
North West Co., Inc. (The)	352	7,224
Northland Power, Inc.	529	7,563
Parkland Fuel Corp.	150	3,275
Pason Systems, Inc.	201	3,618
Quebecor, Inc., Class B	123	3,383
Ritchie Bros Auctioneers, Inc.	132	3,340
RONA, Inc.	382	5,028
Russel Metals, Inc.	78	1,784
Toromont Industries, Ltd.	104	2,707
WestJet Airlines, Ltd.	153	3,458
Westshore Terminals Investment Corp.	91	2,407

		$200,312

Chile — 0.4%
A.F.P. Habitat SA	3,057	$4,698
Almendral SA	45,176	3,767
Banmedica SA	2,310	4,870
Besalco SA	3,333	1,738
Inversiones Aguas Metropolitanas SA	2,520	4,108
Ripley Corp. SA	8,187	4,350
Vina Concha y Toro SA	2,004	4,081

		$27,612

China — 4.1%
ANTA Sports Products, Ltd.	2,000	$4,429
Anton Oilfield Services (Group), Ltd.	8,000	1,940
Beijing Enterprises Water Group, Ltd.(1)	8,000	6,858
Beijing Jingneng Clean Energy Co., Ltd., Class H(2)	8,000	3,954

3

Security	Shares	Value
C.P. Pokphand Co., Ltd.	30,000	$4,403
Carnival Group International Holdings, Ltd.(1)	30,000	6,151
China Datang Corp. Renewable Power Co., Ltd., Class H	18,000	2,988
China Foods, Ltd.(1)	8,000	5,980
China High Speed Transmission Equipment Group Co., Ltd.(1)	4,000	3,602
China Medical System Holdings, Ltd.	5,000	8,785
China Modern Dairy Holdings, Ltd.(1)	9,000	3,650
China Oil & Gas Group, Ltd.	20,000	2,807
China Pharmaceutical Group, Ltd.	4,000	4,143
China Power International Development, Ltd.	11,000	7,021
China Shineway Pharmaceutical Group, Ltd.	2,000	3,400
China Singyes Solar Technologies Holdings, Ltd.	2,000	3,275
China South City Holdings, Ltd.	8,000	3,526
China Suntien Green Energy Corp., Ltd., Class H	9,000	2,419
China Tian Lun Gas Holdings, Ltd.(1)	3,000	3,034
China Travel International Investment Hong Kong, Ltd.	20,000	8,884
China Zhongwang Holdings, Ltd.	7,600	4,613
CIMC Enric Holdings, Ltd.	4,000	4,407
CITIC Telecom International Holdings, Ltd.	12,000	4,944
Dah Chong Hong Holdings, Ltd.	5,000	3,121
E-House China Holdings, Ltd. ADR	300	2,040
Franshion Properties China, Ltd.	10,000	4,027
Guangzhou Automobile Group Co., Ltd., Class H	2,000	2,156
Haitian International Holdings, Ltd.	2,000	4,985
Hanergy Thin Film Power Group, Ltd.(1)	26,000	24,163
Huabao International Holdings, Ltd.	5,000	5,616
Kingsoft Corp, Ltd.	3,000	11,670
Leju Holdings, Ltd. ADR	15	158
MMG, Ltd.	8,000	3,435
Newocean Energy Holdings, Ltd.	14,000	7,796
Shenguan Holdings Group, Ltd.	10,000	3,126
Shenzhen International Holdings, Ltd.	2,500	4,699
Shenzhen Investment, Ltd.	8,000	4,404
Shougang Fushan Resources Group, Ltd.	14,000	3,594
Sino Biopharmaceutical, Ltd.	4,000	4,562
Sinopec Engineering Group Co., Ltd., Class H	2,500	2,695
Sinopec Kantons Holdings, Ltd.	10,000	9,051
SouFun Holdings, Ltd. ADR	520	4,300
Sunac China Holdings, Ltd.	5,000	6,600
TAL Education Group ADR(1)	100	3,675
Uni-President China Holdings, Ltd.	5,000	4,037
Vinda International Holdings, Ltd.	3,000	6,702
Vipshop Holdings, Ltd. ADR(1)	370	10,467
WuXi PharmaTech (Cayman), Inc. ADR(1)	227	9,800
Yingde Gases Group Co.	6,500	5,670
Youku Tudou, Inc. ADR(1)	114	2,132
Yuexiu Property Co., Ltd.	14,000	3,423
YY, Inc. ADR(1)	28	1,780

		$265,097

Denmark — 0.8%
ALK-Abello A/S	19	$2,250
Auriga Industries A/S, Class B(1)	93	4,474
Bang & Olufsen A/S(1)	487	4,379
D/S Norden A/S(1)	91	1,826
GN Store Nord A/S	153	3,303
NKT Holding A/S	39	2,475

4

Security	Shares	Value
Royal Unibrew A/S	36	$6,892
SimCorp A/S	218	7,530
Spar Nord Bank A/S	285	3,079
Sydbank A/S	108	4,054
Topdanmark A/S(1)	96	2,879
United International Enterprises, Ltd.	19	3,346
Vestas Wind Systems A/S	86	3,901
Zealand Pharma A/S(1)	205	2,825

		$53,213

Finland — 0.8%
Amer Sports Oyj	200	$5,005
Citycon Oyj(1)	974	3,149
F-Secure Oyj	1,008	3,203
Huhtamaki Oyj	222	7,097
Oriola-KD Oyj, Series B(1)	1,275	5,753
Raisio Oyj	1,138	5,072
Ramirent Oyj	365	2,805
Stockmann Oyj Abp, Class B(1)	370	2,946
Technopolis Oyj	672	3,084
Tieto Oyj	211	5,060
Tikkurila Oyj	160	3,296
Uponor Oyj	193	2,972
Valmet Oyj	305	3,535

		$52,977

France — 3.6%
Alten SA	168	$8,201
Arkema SA	160	12,876
bioMerieux	62	6,689
Bollore SA	2,953	16,876
CGG SA(1)	879	6,226
Edenred	176	4,718
Etablissements Maurel et Prom(1)	504	4,717
Eutelsat Communications SA	98	3,417
Fonciere des Regions	52	4,923
Gecina SA	35	4,800
Groupe Eurotunnel SE	407	6,525
ICADE	48	4,175
Imerys SA	91	6,926
Ingenico	191	23,965
Ipsen SA	130	7,466
IPSOS	159	4,690
Lagardere SCA	116	3,724
MPI	747	2,930
Orpea	44	2,898
Remy Cointreau SA	165	12,414
Rubis SCA	174	11,822
Sartorius Stedim Biotech	28	7,135
SCOR SE	198	7,126
Societe d’Edition de Canal	781	5,460
UBISOFT Entertainment(1)	575	10,603
Veolia Environnement SA	733	15,510
Vicat	71	5,120
Vilmorin & Cie SA	51	4,267
Virbac SA	49	12,753
Zodiac Aerospace	164	6,023

		$234,975

Germany — 3.5%
Aixtron SE(1)	195	$1,291
Aurubis AG	78	4,929
Axel Springer SE	52	2,901

5

Security	Shares	Value
BayWa AG	46	$1,725
Bechtle AG	33	2,417
Bilfinger SE	33	1,648
Biotest AG, PFC Shares	27	2,265
Brenntag AG	78	4,680
Carl Zeiss Meditec AG	175	4,446
Celesio AG	125	3,709
CTS Eventim AG & Co. KGaA	129	4,396
Deutsche Annington Immobilien SE	83	2,786
Deutsche EuroShop AG	219	10,902
Deutsche Lufthansa AG(1)	142	1,958
Dialog Semiconductor PLC(1)	167	7,530
Draegerwerk AG & Co. KGaA, PFC Shares	33	3,811
Fielmann AG	46	3,125
Fraport AG	37	2,340
Freenet AG	724	23,451
Fuchs Petrolub SE	87	3,246
Fuchs Petrolub SE, PFC Shares	125	5,265
Gerresheimer AG	82	4,641
Gerry Weber International AG	112	3,661
Hannover Rueck SE	76	7,725
Hawesko Holding AG	53	2,377
Hugo Boss AG	29	3,568
K&S AG	253	8,248
Kabel Deutschland Holding AG(1)	26	3,484
Krones AG	32	3,532
KUKA AG	48	3,410
LEG Immobilien AG(1)	74	5,741
MTU Aero Engines AG	32	3,146
Pfeiffer Vacuum Technology AG	51	4,753
ProSiebenSat.1 Media AG	136	6,953
QSC AG	875	1,757
Rheinmetall AG	39	1,997
Rhoen-Klinikum AG	256	7,087
Sky Deutschland AG(1)	476	3,626
Software AG	105	3,031
Suedzucker AG	333	5,019
Symrise AG	169	10,247
TAG Immobilien AG	228	2,919
Telefonica Deutschland Holdings AG(2)	1,268	7,859
United Internet AG	110	4,918
Vossloh AG	59	3,713
Wincor Nixdorf AG	53	2,006
Wirecard AG	238	10,453

		$224,692

Greece — 0.5%
Ellaktor SA(1)	1,575	$3,536
GEK Terna Holding Real Estate Construction SA(1)	686	1,364
Hellenic Exchanges SA	1,001	6,519
Intralot SA(1)	1,505	2,754
JUMBO SA	210	2,167
LAMDA Development SA(1)	461	1,783
Metka SA	283	2,640
Navios Maritime Acquisition Corp.	800	3,048
StealthGas, Inc.(1)	500	3,305
Terna Energy SA(1)	1,369	4,110

		$31,226

6

Security	Shares	Value
Hong Kong — 1.9%
APT Satellite Holdings, Ltd.	2,500	$3,913
Brightoil Petroleum Holdings, Ltd.(1)	12,000	3,809
Century Sunshine Group Holdings, Ltd.	20,000	2,242
Champion REIT	6,000	3,258
China Huarong Energy Co., Ltd.(1)	13,000	1,761
China Traditional Chinese Medicine Co., Ltd.(1)	10,000	7,787
China Water Industry Group, Ltd.(1)	16,000	4,288
Chow Sang Sang Holdings International, Ltd.	2,000	4,590
CK Life Sciences International Holdings, Inc.	48,000	5,435
Fortune REIT	3,000	3,087
G-Resources Group, Ltd.(1)	114,000	3,755
Giordano International, Ltd.	6,000	2,979
Great Eagle Holdings, Ltd.	1,000	3,670
HC International, Inc.(1)	2,000	3,157
Honbridge Holdings, Ltd.(1)	14,000	4,780
Hopewell Highway Infrastructure, Ltd.	50	25
Hopewell Holdings, Ltd.	1,000	3,839
IGG, Inc.	4,000	3,471
Johnson Electric Holdings, Ltd.	1,500	5,553
Pacific Andes International Holdings, Ltd.(1)	100,000	3,985
PCCW, Ltd.	14,000	9,357
SA SA International Holdings, Ltd.	4,000	2,030
Sino Oil and Gas Holdings, Ltd.(1)	95,000	2,741
Techtronic Industries Co., Ltd.	1,000	3,520
Tongda Group Holdings, Ltd.	20,000	3,598
Towngas China Co., Ltd.	4,000	4,279
Transport International Holdings, Ltd.	1,600	3,986
Truly International Holdings	8,000	3,776
Up Energy Development Group, Ltd.(1)	28,000	2,130
Vitasoy International Holdings, Ltd.	2,000	3,657
Yanchang Petroleum International, Ltd.(1)	50,000	2,281
Yuexiu REIT	6,000	3,395

		$120,134

India — 0.0%(3)
WNS Holdings, Ltd. ADR(1)	130	$3,137

		$3,137

Indonesia — 0.4%
Ciputra Development Tbk PT	33,000	$3,479
Gajah Tunggal Tbk PT	26,000	2,201
Garuda Indonesia Persero Tbk PT(1)	103,402	4,735
Holcim Indonesia Tbk PT	17,500	2,089
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	3,444
Sigmagold Inti Perkasa Tbk PT(1)	85,000	2,963
Siloam International Hospitals Tbk PT(1)	5,800	6,344
Sugih Energy Tbk PT(1)	91,000	2,772

		$28,027

Ireland — 0.4%
C&C Group PLC	1,034	$4,190
Dalata Hotel Group PLC(1)	534	2,161
FBD Holdings PLC	164	1,772
FleetMatics Group PLC(1)	127	5,789
Grafton Group PLC	635	8,013
Kenmare Resources PLC(1)	15,591	895
UDG Healthcare PLC	631	5,157

		$27,977

7

Security	Shares	Value
Israel — 0.5%
Cellcom Israel, Ltd.(1)	304	$1,399
Evogene, Ltd.(1)	233	2,325
EZchip Semiconductor, Ltd.(1)	130	2,549
Frutarom Industries, Ltd.	151	6,421
Harel Insurance Investments & Financial Services, Ltd.	1,099	5,134
Oil Refineries, Ltd.(1)	12,316	4,401
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	70	2,837
Shikun & Binui, Ltd.	1,434	3,218
SodaStream International, Ltd.(1)	75	1,457

		$29,741

Italy — 1.9%
A2A SpA	2,987	$3,441
ACEA SpA	349	4,699
Amplifon SpA	823	6,410
Ansaldo STS SpA	280	2,977
Atlantia SpA	165	4,641
Autogrill SpA(1)	314	3,003
Banca Generali SpA	173	5,806
Banca Popolare di Milano Scarl(1)	6,380	6,574
Banco Popolare SC(1)	202	3,194
Brembo SpA	74	2,960
Brunello Cucinelli SpA	131	2,431
Buzzi Unicem SpA	679	10,929
Buzzi Unicem SpA, PFC Shares	291	2,889
Danieli & Officine Meccaniche SA	139	3,382
De’Longhi SpA	222	5,007
Ei Towers SpA(1)	56	3,392
Engineering SpA	56	3,497
ERG SpA	683	9,818
Interpump Group SpA	214	3,599
Iren SPA	3,843	5,642
Italmobiliare SpA, PFC Shares	119	2,324
MARR SpA	177	3,555
Recordati SpA	495	9,863
Reply SpA	42	4,495
Sorin SpA(1)	2,019	6,355

		$120,883

Japan — 7.3%
Adastria Holdings Co., Ltd.	90	$2,730
ADEKA Corp.	300	4,231
Aica Kogyo Co., Ltd.	300	6,890
Aiful Corp.(1)	700	2,414
Anritsu Corp.	1,000	7,170
Asahi Intecc Co., Ltd.	100	6,158
Autobacs Seven Co., Ltd.	400	6,230
Azbil Corp.	200	5,268
Capcom Co., Ltd.	300	5,588
COMSYS Holdings Corp.	200	2,786
Daifuku Co., Ltd.	500	6,661
Daiwa House Residential Investment Corp.	2	4,355
Denki Kagaku Kogyo K.K.	1,000	4,083
Disco Corp.	100	9,107
Enplas Corp.	200	8,049
Fancl Corp.	700	9,102
FP Corp.	200	7,175

8

Security	Shares	Value
Frontier Real Estate Investment Corp.	1	$4,890
GLP J-Reit	4	4,113
Haseko Corp.	500	4,937
Hokuetsu Kishu Paper Co., Ltd.	1,000	5,440
Hoshizaki Electric Co., Ltd.	300	17,650
House Foods Group, Inc.	300	6,126
Iida Group Holdings Co., Ltd.	300	4,027
IT Holdings Corp.	200	3,938
Ito En, Ltd.	400	8,311
Itochu Enex Co., Ltd.	500	4,515
Itoham Foods, Inc.	1,000	5,402
Japan Airport Terminal Co., Ltd.	100	5,630
Japan Excellent, Inc.	3	3,977
Japan Logistics Fund, Inc.	2	4,241
Kagoshima Bank, Ltd. (The)	1,000	7,198
Kakaku.com, Inc.	400	6,203
Kawasaki Kisen Kaisha, Ltd.	2,000	5,166
Kenedix Office Investment Corp.	1	5,411
Komeri Co., Ltd.	200	4,501
Kose Corp.	100	6,521
Kureha Corp.	1,000	4,577
KYORIN Holdings, Inc.	300	6,901
LEOPALACE21 Corp.(1)	900	5,191
Lion Corp.	1,000	6,129
Matsumotokiyoshi Holdings Co., Ltd.	100	3,641
Mixi, Inc.	100	3,957
MonotaRO Co., Ltd.	200	6,882
Mori Hills REIT Investment Corp.	3	4,117
Musashino Bank, Ltd. (The)	100	3,621
Nakanishi, Inc.	100	3,705
Nichirei Corp.	1,000	5,278
Nihon Kohden Corp.	400	10,511
Nihon Parkerizing Co., Ltd.	400	4,548
Nippon Gas Co., Ltd.	200	4,988
Nippon Light Metal Holdings Co., Ltd.	2,400	3,718
Nipro Corp.	500	4,798
NOF Corp.	1,000	7,693
Noritz Corp.	400	6,848
NS Solutions Corp.	200	6,710
Oki Electric Industry Co., Ltd.	3,000	6,146
Okinawa Electric Power Co., Inc. (The)	100	3,799
Orix JREIT, Inc.	3	4,434
Plenus Co., Ltd.	200	3,906
Pola Orbis Holdings, Inc.	200	10,377
Resorttrust, Inc.	200	5,225
Rohto Pharmaceutical Co., Ltd.	500	7,139
Ryohin Keikaku Co., Ltd.	100	15,948
Sawai Pharmaceutical Co., Ltd.	200	11,385
Shimachu Co., Ltd.	200	5,177
Shinko Plantech Co., Ltd.	500	3,783
Ship Healthcare Holdings, Inc.	200	4,888
Shizuoka Gas Co., Ltd.	500	3,244
Sohgo Security Services Co., Ltd.	200	6,520
Sotetsu Holdings, Inc.	1,000	4,743
Sumitomo Forestry Co., Ltd.	400	4,637
Sumitomo Osaka Cement Co., Ltd.	2,000	6,514
T-Gaia Corp.	400	5,419
Tokai Tokyo Financial Holdings, Inc.	500	3,842

9

Security	Shares	Value
Tokyo Ohka Kogyo Co., Ltd.	200	$6,225
Toyobo Co., Ltd.	3,000	4,573
Tsuruha Holdings, Inc.	100	7,253
TV Asahi Corp.	200	3,690
UACJ Corp.	1,000	2,891
Xebio Co., Ltd.	200	3,530
Yodogawa Steel Works, Ltd.	1,000	4,049
ZERIA Pharmaceutical Co., Ltd.	200	3,173

		$472,517

Malaysia — 0.9%
Affin Holdings Bhd	3,400	$2,777
Berjaya Sports Toto Bhd	4,231	3,870
Cahya Mata Sarawak Bhd	4,100	5,833
Eastern & Oriental Bhd	7,100	3,882
Gas Malaysia Bhd	3,800	2,845
Icon Offshore Bhd(1)	15,700	2,526
KNM Group Bhd(1)	14,700	2,630
Kossan Rubber Industries	3,100	5,221
KPJ Healthcare Bhd	3,500	4,183
Press Metal Bhd	10,200	8,065
Silverlake Axis, Ltd.	6,000	5,757
TIME dotCom Bhd	2,800	4,789
TSH Resources Bhd	6,150	3,896

		$56,274

Mexico — 0.8%
Alsea SAB de CV(1)	1,200	$3,606
Fibra Uno Administracion SA de CV	2,200	5,486
Genomma Lab Internacional SAB de CV(1)	6,100	7,165
Gruma SAB, Class B	400	4,819
Grupo Aeroportuario del Pacifico SAB de CV, Class B	600	4,264
Grupo Aeroportuario del Sureste SAB de CV, Class B	400	5,659
Grupo Comercial Chedraui SA de CV	1,200	3,601
Grupo Simec SA de CV, Series B(1)	1,300	3,500
Infraestructura Energetica Nova SAB de CV	900	5,253
Megacable Holdings SAB de CV(1)	900	3,743
Ternium SA ADR	300	6,360

		$53,456

Netherlands — 1.5%
Aercap Holdings NV(1)	100	$4,668
Arcadis NV	387	12,250
ASM International NV	168	8,157
Beter Bed Holding NV	320	8,254
Brunel International NV	270	5,537
Constellium NV, Class A(1)	400	7,348
Delta Lloyd NV	350	6,619
Eurocommercial Properties NV	156	7,128
InterXion Holding NV(1)	272	8,282
Royal Boskalis Westminster NV	120	6,235
SBM Offshore NV(1)	800	10,331
Sligro Food Group NV	120	4,631
Wereldhave NV	80	5,135

		$94,575

New Zealand — 0.4%
A2 Milk Co., Ltd.(1)	6,203	$2,455
Diligent Board Member Services, Inc.(1)	998	4,465
Kathmandu Holdings, Ltd.	1,189	1,299

10

Security	Shares	Value
New Zealand Oil & Gas, Ltd.	4,006	$1,787
Nuplex Industries, Ltd.	1,410	3,609
Property for Industry, Ltd.	3,009	3,636
Skellerup Holdings, Ltd.	2,372	2,549
Summerset Group Holdings, Ltd.	2,032	5,375

		$25,175

Norway — 0.9%
ABG Sundal Collier Holding ASA	3,080	$2,214
Atea ASA	272	3,034
Borregaard ASA	1,022	7,902
Ekornes ASA	639	8,995
Hoegh LNG Holdings, Ltd.	194	2,615
Leroey Seafood Group ASA	75	2,488
Nordic Semiconductor ASA(1)	453	3,451
Norway Royal Salmon ASA	318	2,696
Olav Thon Eiendomsselskap ASA	123	2,694
Opera Software ASA	232	2,258
Protector Forsikring ASA	297	2,816
Salmar ASA	178	2,890
Scatec Solar ASA(1)(2)	549	3,207
Tomra Systems ASA	291	2,832
Veidekke ASA	275	3,378
Wilh. Wilhelmsen ASA	298	1,941

		$55,411

Poland — 0.4%
Asseco Poland SA	321	$5,408
Ciech SA	256	4,169
Emperia Holding SA	136	2,411
Globe Trade Centre SA(1)	1,261	2,165
Integer.pl SA(1)	41	1,707
Lubelski Wegiel Bogdanka SA	106	2,585
Netia SA	2,062	3,374
TVN SA(1)	842	3,975

		$25,794

Portugal — 0.5%
Banco BPI SA(1)	3,044	$4,976
Mota-Engil SGPS SA	570	1,966
NOS SGPS SA	1,192	8,682
REN - Redes Energeticas Nacionais SGPS SA	1,000	3,130
Semapa-Sociedade de Investimento e Gestao	250	3,581
Sonae	2,400	3,337
Sonaecom - SGPS SA(1)	1,352	3,304

		$28,976

Russia — 1.0%
Aeroflot - Russian Airlines OJSC	7,346	$5,442
AK Transneft OAO, PFC Shares	2	4,753
Bank Otkritie Financial Corp. OJSC GDR(1)	408	3,968
CTC Media, Inc.	1,000	3,490
Federal Hydrogenerating Co. JSC ADR	6,090	7,328
Mail.ru Group, Ltd. GDR(1)	319	7,610
O’Key Group SA GDR	357	1,083
OAO TMK GDR	374	1,516
OGK-4 OJSC	62,421	3,874
PhosAgro OAO GDR	278	3,389
PIK Group	1,530	5,700
Polyus Gold International, Ltd.	1,559	4,498
QIWI PLC ADR	146	3,962
X5 Retail Group NV GDR(1)	465	9,414

		$66,027

11

Security	Shares	Value
Singapore — 0.9%
ARA Asset Management, Ltd.(2)	2,000	$2,612
Boustead Projects Pte, Ltd.(1)	480	379
Boustead Singapore, Ltd.	1,600	1,708
CDL Hospitality Trusts	4,000	5,183
CitySpring Infrastructure Trust	11,000	4,818
CSE Global, Ltd.	5,000	2,170
Ezion Holdings, Ltd.	2,400	2,176
Ezra Holdings, Ltd.(1)	9,320	3,089
Hyflux, Ltd.	4,100	2,984
Indofood Agri Resources, Ltd.	4,000	2,199
LionGold Corp., Ltd.(1)	54,000	815
Metro Holdings, Ltd.	4,000	2,993
OSIM International, Ltd.	2,000	3,064
Raffles Medical Group, Ltd.	1,000	3,042
Religare Health Trust	5,000	4,019
Sheng Siong Group, Ltd.	8,000	5,071
Singapore Post, Ltd.	2,000	2,884
UMS Holdings, Ltd.	6,000	2,558
United Engineers, Ltd.	2,000	4,002

		$55,766

South Africa — 0.8%
AECI, Ltd.	397	$4,327
African Bank Investments, Ltd.(1)(4)	4,545	0
Aveng, Ltd.(1)	1,540	1,382
AVI, Ltd.	610	4,180
Capital Property Fund(1)	2,582	2,964
DataTec, Ltd.	1,003	5,209
EOH Holdings, Ltd.	342	4,641
Illovo Sugar, Ltd.	1,950	3,524
Lewis Group, Ltd.	494	3,590
Resilient Property Income Fund, Ltd.	458	3,832
Reunert, Ltd.	684	3,489
Royal Bafokeng Platinum, Ltd.(1)	494	2,148
Sun International, Ltd.	298	3,313
Telkom SA SOC, Ltd.(1)	977	6,716
Trencor, Ltd.	315	1,739

		$51,054

South Korea — 3.9%
Cheil Worldwide, Inc.(1)	380	$8,118
Daum Kakao Corp.	47	4,710
DGB Financial Group Co., Ltd.	274	3,093
EO Technics Co., Ltd.	45	4,634
Grand Korea Leisure Co., Ltd.	90	3,221
Green Cross Corp.	63	10,380
Green Cross Holdings Corp.	224	6,094
GS Engineering & Construction Corp.(1)	158	4,720
GS Retail Co., Ltd.	220	7,956
Hanil Cement Co., Ltd.	24	3,366
Hanmi Pharmaceutical Co., Ltd.(1)	40	13,987
Hanssem Co., Ltd.	39	7,197
Huchems Fine Chemical Corp.	132	3,260
Hyundai Green Food Co., Ltd.	400	7,053
Hyundai Home Shopping Network Corp.	26	3,269
iMarketKorea, Inc.	99	2,521
JB Financial Group Co., Ltd.	489	3,156
KEPCO Plant Service & Engineering Co., Ltd.	49	4,441
Kolon Industries, Inc.	76	4,569
Korea Express Co., Ltd.(1)	27	5,151
Korean Reinsurance Co.	612	6,786

12

Security	Shares	Value
LG Hausys, Ltd.	18	$2,798
LIG Insurance Co., Ltd.	155	3,587
Lock & Lock Co., Ltd.	270	3,253
Lotte Chilsung Beverage Co., Ltd.	5	11,061
LS Industrial Systems Co., Ltd.	72	3,968
Macquarie Korea Infrastructure Fund	780	5,759
Medy-Tox, Inc.	29	10,025
Nong Shim Co., Ltd.	25	5,707
ORION Corp.	7	8,176
Ottogi Corp.	13	8,539
Paradise Co., Ltd.	132	3,062
Partron Co., Ltd.	296	3,104
Posco ICT Co., Ltd.	584	2,942
S1 Corp.	77	5,740
Samchully Co., Ltd.	25	2,995
Samsung Fine Chemicals Co., Ltd.	102	4,128
Seoul Semiconductor Co., Ltd.(1)	155	2,794
SK Broadband Co., Ltd.(1)	1,803	8,060
SK Chemicals Co., Ltd.	71	4,611
SK Gas, Ltd.	34	3,044
Tongyang Life Insurance	630	8,663
ViroMed Co., Ltd.(1)	76	8,201
Wonik IPS Co., Ltd.(1)	405	4,532
Young Poong Corp.	3	3,691
Yuhan Corp.	34	7,325

		$253,447

Spain — 1.7%
Acerinox SA	294	$4,290
Almirall SA(1)	611	11,520
Atresmedia Corp. de Medios de Comunicacion SA	401	6,477
Banco de Sabadell SA	1,727	4,619
Bankinter SA	342	2,587
Distribuidora Internacional de Alimentacion SA	645	5,166
Duro Felguera SA	747	3,010
Ebro Foods SA	165	3,201
Enagas SA	159	4,897
Ence Energia y Celulosa SA	3,003	10,832
Faes Farma SA	882	2,279
Gamesa Corporacion Tecnologica SA(1)	472	6,312
Grupo Catalana Occidente SA	111	3,570
Indra Sistemas SA	428	5,038
Jazztel PLC(1)	863	12,460
Melia Hotels International SA	398	4,976
NH Hotel Group SA(1)	562	3,272
Red Electrica Corp. SA	80	6,714
Tecnicas Reunidas SA	156	7,256
Viscofan SA	41	2,606

		$111,082

Sweden — 1.7%
AAK AB	146	$9,237
Atrium Ljungberg AB	326	4,757
Axfood AB	660	10,426
BillerudKorsnas AB	419	7,253
Clas Ohlson AB, Class B	452	7,762
Hexpol AB	122	13,074
Hufvudstaden AB, Class A	350	4,838
Husqvarna AB, Class B	690	5,104
Industrial & Financial Systems, Class B	150	5,192
Loomis AB, Class B	101	3,237

13

Security	Shares	Value
NIBE Industrier AB, Class B	174	$4,635
Saab AB, Class B	366	9,447
Swedish Orphan Biovitrum AB(1)	1,121	18,016
Wallenstam AB, Class B	376	6,339

		$109,317

Switzerland — 3.6%
Actelion, Ltd.	113	$14,869
Barry Callebaut AG	7	8,492
Burckhardt Compression Holdings AG	18	7,838
Comet Holding AG	6	5,291
Emmi AG	18	5,965
Ems-Chemie Holding AG	19	7,974
Flughafen Zuerich AG	16	12,461
Forbo Holding AG	17	20,589
Galenica AG	5	4,668
Georg Fischer AG	7	4,951
Givaudan SA	12	22,454
Inficon Holding AG(1)	14	5,322
Julius Baer Group, Ltd.	124	6,490
Kaba Holding AG(1)	19	12,479
Kuoni Reisen Holding AG(1)	21	7,055
Lindt & Spruengli AG PC	3	16,394
Logitech International SA	768	11,529
Mobimo Holding AG(1)	54	12,049
Schmolz & Bickenbach AG(1)	2,417	2,329
Sonova Holding AG	61	8,427
Temenos Group AG	174	6,323
U-Blox AG	32	6,076
Valora Holding AG	24	5,386
Vontobel Holding AG	378	16,794

		$232,205

Taiwan — 1.7%
Ability Enterprise Co., Ltd.	4,000	$2,282
AcBel Polytech, Inc.	3,000	2,946
Center Laboratories, Inc.(1)	1,150	3,322
Chicony Electronics Co., Ltd.	3,045	8,756
China Bills Finance Corp.	8,000	3,107
China Synthetic Rubber Corp.	3,000	3,199
Feng Hsin Iron & Steel Co., Ltd.	2,000	2,721
Formosan Rubber Group, Inc.	3,000	3,218
Gloria Material Technology Corp.	4,000	2,981
Hota Industrial Manufacturing Co., Ltd.	2,059	5,184
Hu Lane Associate, Inc.	1,000	5,068
Kindom Construction Corp.	4,000	3,610
Kinpo Electronics, Inc.(1)	7,000	3,004
Merry Electronics Co., Ltd.	1,000	2,288
Micro-Star International Co., Ltd.	2,000	2,387
MIN AIK Technology Co., Ltd.	1,000	3,737
Oriental Union Chemical Corp.	2,000	1,790
Ruentex Development Co., Ltd.	2,000	3,554
ScinoPharm Taiwan, Ltd.	2,163	3,622
Shin Kong No.1 REIT	8,000	3,663
Silicon Motion Technology Corp. ADR	235	6,888
Standard Foods Corp.	3,760	9,319
TA Chen Stainless Pipe Co., Ltd.	5,000	3,372
Taiwan Paiho, Ltd.	3,000	8,146
Taiwan Sogo Shin Kong SEC	3,030	4,087
Xxentria Technology Materials Corp.	1,700	5,565

		$107,816

14

Security	Shares	Value
Thailand — 0.4%
Bangkok Chain Hospital PCL(5)	10,700	$2,652
Central Plaza Hotel PCL(5)	2,900	2,940
Energy Absolute PCL(5)	4,800	3,815
Hana Microelectronics PCL(5)	2,700	3,636
Sino Thai Engineering & Construction PCL(5)	5,900	3,724
STP & I PCL(5)	5,280	2,599
Thai Vegetable Oil PCL(5)	4,200	2,789
TTW PCL(5)	10,400	3,559

		$25,714

Turkey — 0.4%
Akcansa Cimento AS	449	$2,762
Aksa Akrilik Kimya Sanayii AS	746	3,013
Aksa Enerji Uretim AS(1)	2,157	2,186
Asya Katilim Bankasi AS(1)	4,925	1,585
Bizim Toptan Satis Magazalari AS	234	1,382
Cimsa Cimento Sanayi ve Ticaret AS	416	2,552
Eczacibasi Ilac Sanayi ve Ticaret AS	2,706	2,877
Net Holding AS(1)	2,214	2,541
Tekfen Holding AS(1)	1,505	2,813
Turkiye Sinai Kalkinma Bankasi AS	5,056	3,817

		$25,528

United Kingdom — 6.5%
3i Group PLC	514	$3,982
A.G. BARR PLC	416	3,988
Abcam PLC	1,181	9,503
Aveva Group PLC	248	6,417
Babcock International Group PLC	290	4,474
Beazley PLC	1,650	7,096
Berkeley Group Holdings PLC	215	8,278
Betfair Group PLC	236	8,410
Booker Group PLC	5,528	12,238
Britvic PLC	734	8,152
BTG PLC(1)	1,108	12,226
Cable & Wireless Communication PLC	5,515	5,685
Capital & Counties Properties PLC	1,928	11,656
Cobham PLC	810	3,674
Cranswick PLC	187	4,093
Croda International PLC	186	8,072
CSR PLC	499	6,727
Dairy Crest Group PLC	556	3,887
De La Rue PLC	149	1,252
Direct Line Insurance Group PLC	730	3,564
Domino’s Pizza Group PLC	751	9,086
Drax Group PLC	1,056	6,452
Dunelm Group PLC	551	7,586
Elementis PLC	1,668	7,762
EnQuest PLC(1)	6,020	4,837
Essentra PLC	1,065	15,633
Fidessa Group PLC	343	11,709
Genus PLC	390	8,073
Greene King PLC	330	4,196
Hikma Pharmaceuticals PLC	585	18,294
Hunting PLC	682	6,123
Inmarsat PLC	1,893	29,149
International Game Technology PLC(1)	112	2,280
International Personal Finance PLC	415	3,156
Jardine Lloyd Thompson Group PLC	485	7,898
Kcom Group PLC	4,622	6,498
Lancashire Holdings, Ltd.	182	1,779

15

Security	Shares	Value
Meggitt PLC	532	$4,299
Micro Focus International PLC	746	14,358
Moneysupermarket.com Group PLC	1,776	7,610
N Brown Group PLC	997	5,234
Pace PLC	957	6,068
Pennon Group PLC	1,181	15,500
Premier Oil PLC(1)	1,512	4,045
Rentokil Initial PLC	1,494	3,073
Rexam PLC	971	8,618
Rightmove PLC	67	3,243
Rotork PLC	117	4,222
RPC Group PLC	335	3,079
Shaftesbury PLC	439	5,646
Soco International PLC	1,980	5,475
Tate & Lyle PLC	1,234	11,242
Telecom Plus PLC	424	4,980
Travis Perkins PLC	157	4,990
Ultra Electronics Holdings PLC	486	12,924
Victrex PLC	227	6,871
WH Smith PLC	163	3,576

		$418,938

United States — 35.2%
ACI Worldwide, Inc.(1)	423	$9,742
Acorda Therapeutics, Inc.(1)	311	9,352
Aegerion Pharmaceuticals, Inc.(1)	159	3,698
Akorn, Inc.(1)	217	9,036
Alaska Air Group, Inc.	398	25,496
Albemarle Corp.	228	13,612
Alexandria Real Estate Equities, Inc.	64	5,912
Alkermes PLC(1)	347	19,213
Alleghany Corp.(1)	17	8,050
Allegiant Travel Co.	139	21,373
ALLETE, Inc.	236	11,871
Alliance Data Systems Corp.(1)	37	11,000
American Airlines Group, Inc.	500	24,142
American Realty Capital Properties, Inc.	676	6,104
Anworth Mortgage Asset Corp.	1,864	9,469
AptarGroup, Inc.	163	10,117
ARRIS Group, Inc.(1)	460	15,491
Arthur J. Gallagher & Co.	156	7,461
Aspen Technology, Inc.(1)	272	12,074
Athenahealth, Inc.(1)	135	16,559
Avance Gas Holding, Ltd.(2)	216	3,410
Avery Dennison Corp.	212	11,785
Avista Corp.	353	11,515
Balchem Corp.	168	8,807
Bemis Co., Inc.	251	11,295
Blackbaud, Inc.	170	8,590
Bonanza Creek Energy, Inc.(1)	221	6,091
Boston Beer Co., Inc. (The), Class A(1)	55	13,629
Bristow Group, Inc.	178	11,059
Buckle, Inc. (The)	403	18,054
Buffalo Wild Wings, Inc.(1)	53	8,443
C&J Energy Services, Ltd.(1)	199	3,473
Cabot Corp.	143	6,112
Cabot Microelectronics Corp.(1)	174	8,230
CACI International, Inc., Class A(1)	123	10,854
Calgon Carbon Corp.	468	10,385
Camden Property Trust	92	6,907
Capstead Mortgage Corp.	766	8,924
Casey’s General Stores, Inc.	116	9,533

16

Security	Shares	Value
Celldex Therapeutics, Inc.(1)	550	$13,200
Cheesecake Factory, Inc. (The)	179	8,973
CLARCOR, Inc.	230	14,950
Cleco Corp.	226	12,283
Cloud Peak Energy, Inc.(1)	541	3,511
Cogent Communications Group, Inc.	170	5,948
CommVault Systems, Inc.(1)	113	5,170
Conn’s, Inc.(1)	216	6,042
Contango Oil & Gas Co.(1)	155	3,886
Convergys Corp.	361	8,187
Cornerstone OnDemand, Inc.(1)	308	8,818
Costar Group, Inc.(1)	126	25,758
Cracker Barrel Old Country Store, Inc.	93	12,321
CYS Investments, Inc.	918	8,189
Cytec Industries, Inc.	158	8,736
Delek US Holdings, Inc.	269	9,931
Diamondback Energy, Inc.(1)	238	19,652
Dril-Quip, Inc.(1)	90	7,175
El Paso Electric Co.	294	10,940
Endo International PLC(1)	300	25,219
Energy XXI, Ltd.	270	1,180
Essex Property Trust, Inc.	47	10,432
Extra Space Storage, Inc.	125	8,241
Finish Line, Inc. (The), Class A	255	6,255
First Financial Bankshares, Inc.	218	6,313
First Republic Bank	139	8,102
FNF Group	259	9,321
Foot Locker, Inc.	400	23,780
Forum Energy Technologies, Inc.(1)	425	9,886
GNC Holdings, Inc., Class A	223	9,600
Government Properties Income Trust	229	4,772
Graphic Packaging Holding Co.	838	11,816
GulfMark Offshore, Inc., Class A	164	2,462
H.B. Fuller Co.	128	5,347
Haemonetics Corp.(1)	258	10,457
Hain Celestial Group, Inc. (The)(1)	306	18,433
Hanesbrands, Inc.	560	17,405
Hatteras Financial Corp.	385	6,953
Heartland Express, Inc.	465	9,728
Heartland Payment Systems, Inc.	306	15,575
Hecla Mining Co.	3,530	10,661
Helen of Troy, Ltd.(1)	259	22,691
Hibbett Sports, Inc.(1)	111	5,195
Hillenbrand, Inc.	397	11,668
Home BancShares, Inc.	139	4,570
HSN, Inc.	168	10,487
Hubbell, Inc., Class B	100	10,883
Hyster-Yale Materials Handling, Inc.	90	6,601
International Flavors & Fragrances, Inc.	102	11,705
Investors Bancorp, Inc.	1,167	13,817
J&J Snack Foods Corp.	95	9,911
j2 Global, Inc.	239	16,579
Jarden Corp.(1)	450	23,031
Jazz Pharmaceuticals PLC(1)	114	20,372
Kirby Corp.(1)	100	7,853
Lancaster Colony Corp.	72	6,456
Lear Corp.	200	22,206
Level 3 Communications, Inc.(1)	280	15,663
Lexicon Pharmaceuticals, Inc.(1)	3,892	3,892
Liberty TripAdvisor Holdings, Inc.(1)	200	5,942
Liberty Ventures(1)	200	8,336
Louisiana-Pacific Corp.(1)	446	6,797

17

Security	Shares	Value
Manhattan Associates, Inc.(1)	360	$18,922
ManTech International Corp., Class A	190	5,554
MarketAxess Holdings, Inc.	69	5,924
Martin Marietta Materials, Inc.	79	11,269
MAXIMUS, Inc.	265	16,963
Medicines Co. (The)(1)	366	9,373
Medidata Solutions, Inc.(1)	232	12,396
Mentor Graphics Corp.	364	8,711
MFA Financial, Inc.	1,138	8,842
Mid-America Apartment Communities, Inc.	71	5,297
Middleby Corp.(1)	160	16,214
Minerals Technologies, Inc.	155	10,498
Monro Muffler Brake, Inc.	242	14,493
Montpelier Re Holdings, Ltd.	86	3,277
MSCI, Inc.	113	6,914
Mueller Industries, Inc.	430	15,067
National Health Investors, Inc.	156	10,408
National Retail Properties, Inc.	72	2,765
Nektar Therapeutics(1)	1,272	12,109
New Jersey Resources Corp.	432	13,180
NewMarket Corp.	23	10,279
Nordic American Offshore, Ltd.(1)	5	47
Nordic American Tankers, Ltd.	661	8,084
Northwest Bancshares, Inc.	864	10,636
Northwest Natural Gas Co.	205	9,574
NorthWestern Corp.	292	15,210
Owens & Minor, Inc.	255	8,599
Packaging Corp. of America	175	12,108
PDC Energy, Inc.(1)	180	10,213
Piedmont Natural Gas Co., Inc.	304	11,382
Plantronics, Inc.	191	10,175
PNM Resources, Inc.	484	13,446
PolyOne Corp.	196	7,654
Portland General Electric Co.	361	12,693
Post Properties, Inc.	251	14,350
Primerica, Inc.	347	16,038
ProAssurance Corp.	250	11,238
Puma Biotechnology, Inc.(1)	106	19,141
RBC Bearings, Inc.	197	14,379
Reinsurance Group of America, Inc.	62	5,680
Reliance Steel & Aluminum Co.	150	9,708
RenaissanceRe Holdings, Ltd.	53	5,432
Rite Aid Corp.(1)	2,585	19,930
RLI Corp.	236	11,720
Rollins, Inc.	540	13,392
Royal Gold, Inc.	129	8,324
RPM International, Inc.	247	11,742
Sanchez Energy Corp.(1)	218	3,202
Sanderson Farms, Inc.	48	3,606
Saul Centers, Inc.	131	6,592
Schweitzer-Mauduit International, Inc.	204	9,019
Scorpio Tankers, Inc.	1,048	9,788
Seaboard Corp.(1)	3	10,800
Sealed Air Corp.	348	15,869
Seattle Genetics, Inc.(1)	340	11,676
SEI Investments Co.	139	6,347
SemGroup Corp., Class A	204	17,175
Sensient Technologies Corp.	197	12,876
Ship Finance International, Ltd.	148	2,332
Shutterstock, Inc.(1)	115	7,761
Signature Bank(1)	123	16,493
Signet Jewelers, Ltd.	200	26,826

18

Security	Shares	Value
Six Flags Entertainment Corp.	198	$9,310
Snap-on, Inc.	100	14,955
Snyders-Lance, Inc.	250	7,383
SolarWinds, Inc.(1)	155	7,561
Sonoco Products Co.	253	11,307
Sovran Self Storage, Inc.	123	10,743
Spirit Airlines, Inc.(1)	277	18,966
SS&C Technologies Holdings, Inc.	338	20,337
Starwood Property Trust, Inc.	392	9,412
Starwood Waypoint Residential Trust	378	9,730
Stepan Co.	130	6,621
STERIS Corp.	177	11,771
Stone Energy Corp.(1)	320	5,462
SVB Financial Group(1)	48	6,372
SYNNEX Corp.	273	20,884
Take-Two Interactive Software, Inc.(1)	473	11,210
Tanger Factory Outlet Centers, Inc.	267	8,966
Targa Resources Corp.	207	21,729
Teledyne Technologies, Inc.(1)	189	19,839
Telephone & Data Systems, Inc.	500	13,355
Tennant Co.	189	12,151
TiVo, Inc.(1)	471	5,205
Towers Watson & Co., Class A	100	12,691
TreeHouse Foods, Inc.(1)	151	12,270
Tyler Technologies, Inc.(1)	74	9,024
UIL Holdings Corp.	264	13,168
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	200	30,218
Ultimate Software Group, Inc.(1)	86	14,295
Universal Corp.	121	5,691
Vector Group, Ltd.	151	3,345
ViaSat, Inc.(1)	101	6,072
W.R. Grace & Co.(1)	106	10,252
Wabtec Corp.	200	18,810
Watsco, Inc.	124	14,916
Weis Markets, Inc.	197	8,737
West Pharmaceutical Services, Inc.	286	15,238
Westamerica Bancorporation	58	2,526
Western Refining, Inc.	423	18,633
WGL Holdings, Inc.	239	13,147
Whiting Petroleum Corp.(1)	92	3,488
Williams-Sonoma, Inc.	280	20,588
World Fuel Services Corp.	230	12,765

		$2,275,986

Total Common Stocks (identified cost $5,790,851)		$6,361,380

Equity-Linked Securities(2)(6) — 0.9%

Security	Maturity Date	Shares	Value
India — 0.9%
Aurobindo Pharma, Ltd.	12/4/18	257	$5,202
Bharat Forge, Ltd.	11/2/16	242	4,779
Britannia Industries, Ltd.	10/17/17	88	3,045
Havells India, Ltd.	8/8/19	785	3,458
Hindustan Petroleum Corp., Ltd.	8/8/19	441	4,341
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	1,908
JSW Energy, Ltd.	10/26/18	2,310	4,160
Mahindra & Mahindra Financial Services	11/3/15	1,007	4,252
Marico, Ltd.	10/17/17	764	4,830
Mindtree, Ltd.	12/5/18	183	3,515

19

Security	Maturity Date	Shares	Value
Pidilite Industries, Ltd.	8/8/19	599	$5,315
Piramal Enterprises, Ltd.	12/3/18	260	3,854
Reliance Capital, Ltd.	10/26/18	293	1,863
Shree Cement, Ltd.	7/20/17	25	4,015

Total Equity-Linked Securities (identified cost $38,409)			$54,537

Rights(1) — 0.0%(3)

Security		Shares	Value
Belgium — 0.0%(3)
Cofinimmo, Exp. 5/6/15		20	$12

			$12

Brazil — 0.0%(3)
Minerva SA, Exp. 5/27/15		12	$0
PDG Realty SA Empreendimentos e Participacoes, Exp. 5/14/15		23,100	690

			$690

Canada — 0.0%(3)
Constellation Software, Inc., Exp. 9/15/15		24	$7

			$7

Hong Kong — 0.0%(3)
Century Sunshine Group Holdings, Ltd., Exp. 5/22/15		10,000	$606

			$606

Total Rights (identified cost $512)			$1,315

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(7)	$7	$6,591

Total Short-Term Investments (identified cost $6,591)		$6,591

Total Investments — 99.5% (identified cost $5,836,363)		$6,423,823

Other Assets, Less Liabilities — 0.5%		$35,024

Net Assets — 100.0%		$6,458,847

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

REIT	-	Real Estate Investment Trust

20

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $78,163 or 1.2% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2015 was $9.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	38.1%	$2,458,410
Euro	14.8	956,663
Japanese Yen	7.3	472,517
British Pound Sterling	6.7	435,221
Hong Kong Dollar	5.4	351,485
South Korean Won	3.9	253,447
Swiss Franc	3.7	236,989
Australian Dollar	3.1	202,519
Canadian Dollar	3.1	200,319
Brazilian Real	1.8	113,531
Swedish Krona	1.7	109,317
New Taiwan Dollar	1.6	100,928
Other currency, less than 1% each	8.3	532,477

Total Investments	99.5%	$6,423,823

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	13.2%	$855,867
Information Technology	13.2	852,262
Industrials	13.0	836,809
Consumer Discretionary	12.8	824,521
Materials	12.1	779,900
Health Care	11.0	712,875
Consumer Staples	8.8	568,449
Energy	6.3	404,298
Utilities	5.9	380,932
Telecommunications Services	3.1	201,319
Short-Term Investments	0.1	6,591

Total Investments	99.5%	$6,423,823

The Fund did not have any open financial instruments at April 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,849,253

Gross unrealized appreciation	$1,196,999
Gross unrealized depreciation	(622,429)

Net unrealized appreciation	$574,570

21

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$46,517	$1,569,106		$—	$1,615,623
Developed Europe	28,367	1,817,813		—	1,846,180
Developed Middle East	1,457	28,284		—	29,741
Emerging Europe	24,076	124,499		—	148,575
Latin America	193,909	—		—	193,909
Middle East/Africa	—	51,054		0	51,054
North America	2,472,888	3,410		—	2,476,298
Total Common Stocks	$2,767,214	$3,594,166	**	$0	$6,361,380
Equity-Linked Securities	$—	$54,537		$—	$54,537
Rights	1,315	—		—	1,315
Short-Term Investments	—	6,591		—	6,591
Total Investments	$2,768,529	$3,655,294		$0	$6,423,823

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2015 is not presented. At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Parametric International Equity Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 7.9%
AGL Energy, Ltd.	22,331	$267,897
Amalgamated Holdings, Ltd.	3,962	39,142
Amcom Telecommunications, Ltd.	49,383	89,493
Amcor, Ltd.	10,892	115,957
Ansell, Ltd.	2,656	54,661
APA Group	44,180	334,133
APN News & Media, Ltd.(1)	27,358	20,331
ARB Corp., Ltd.	2,740	27,173
Ardent Leisure Group	12,741	19,948
Aristocrat Leisure, Ltd.	13,434	87,809
Asciano, Ltd.	15,431	80,178
Aurizon Holdings, Ltd.	9,545	36,439
AusNet Services	38,579	44,860
Australia and New Zealand Banking Group, Ltd.	6,271	167,799
Automotive Holdings Group, Ltd.	8,319	27,986
Beach Energy, Ltd.	39,630	34,568
Bega Cheese, Ltd.	6,296	24,000
BHP Billiton, Ltd.	21,463	548,087
Boral, Ltd.	6,180	30,785
Brambles, Ltd.	25,682	218,904
Breville Group, Ltd.	3,592	21,743
Caltex Australia, Ltd.	2,647	73,825
Cardno, Ltd.	9,576	26,013
carsales.com, Ltd.	10,059	75,144
Coca-Cola Amatil, Ltd.	12,701	102,824
Commonwealth Bank of Australia	4,269	298,817
Computershare, Ltd.	18,612	180,544
CSL, Ltd.	8,906	638,411
CSR, Ltd.	13,956	40,110
Dexus Property Group	3,406	19,791
Domino’s Pizza Enterprises, Ltd.	1,673	48,150
Drillsearch Energy, Ltd.(1)	92,745	88,237
DUET Group	43,561	87,033
DuluxGroup, Ltd.	4,283	21,362
Echo Entertainment Group, Ltd.	16,693	59,603
ERM Power, Ltd.	12,209	24,406
Federation Centres	20,052	46,587
Fortescue Metals Group, Ltd.	7,746	13,085
Goodman Group	4,772	23,416
GPT Group (The)	15,885	55,983
GrainCorp, Ltd., Class A	8,239	64,227
GUD Holdings, Ltd.	3,393	21,202
GWA Group, Ltd.	12,352	24,298
Harvey Norman Holdings, Ltd.	24,339	84,408
Incitec Pivot, Ltd.	11,121	34,926
Invocare, Ltd.	3,082	32,570
IRESS, Ltd.	9,077	74,441
iSentia Group, Ltd.	12,985	36,586
James Hardie Industries PLC CDI	4,080	46,861
JB Hi-Fi, Ltd.	2,369	36,594
Macquarie Atlas Roads Group	13,855	35,520
McMillan Shakespeare, Ltd.	2,231	20,366

1

Security	Shares	Value
Mirvac Group	13,129	$20,799
Myer Holdings, Ltd.	43,985	48,053
National Australia Bank, Ltd.	5,620	162,729
Navitas, Ltd.	7,563	27,525
New Hope Corp, Ltd.	11,960	20,592
Newcrest Mining, Ltd.(1)	6,314	70,777
Nine Entertainment Co. Holdings, Ltd.	20,195	36,883
Novion Property Group	17,143	33,343
Oil Search, Ltd.	25,401	161,260
Origin Energy, Ltd.	20,455	204,462
Orora, Ltd.	13,920	24,219
Premier Investments, Ltd.	3,446	34,725
Primary Health Care, Ltd.	7,957	31,144
Prime Media Group, Ltd.	32,363	21,880
Ramsay Health Care, Ltd.	3,014	148,579
REA Group, Ltd.	1,210	45,007
Recall Holdings, Ltd.	7,050	40,491
Retail Food Group, Ltd.	8,090	44,301
Rio Tinto, Ltd.	3,174	143,075
SAI Global, Ltd.	7,632	23,743
Scentre Group	14,175	41,755
Sonic Healthcare, Ltd.	6,377	99,940
Southern Cross Media Group, Ltd.	25,786	21,741
Spark Infrastructure Group	43,233	66,484
Spotless Group Holdings, Ltd.	21,982	39,500
Stockland	7,062	24,682
STW Communications Group, Ltd.	74,259	37,716
Suncorp Group, Ltd.	8,470	87,591
Super Retail Group, Ltd.	3,746	29,160
Sydney Airport	30,374	129,031
Tabcorp Holdings, Ltd.	17,259	66,303
Tatts Group, Ltd.	26,445	84,239
Technology One, Ltd.	15,700	48,204
Telstra Corp., Ltd.	161,367	793,232
Tox Free Solutions, Ltd.	9,194	21,955
Transpacific Industries Group, Ltd.	55,685	33,610
Transurban Group	33,410	261,202
Treasury Wine Estates, Ltd.	8,985	39,406
Veda Group, Ltd.	21,772	39,290
Village Roadshow, Ltd.	4,552	20,198
Washington H. Soul Pattinson & Co., Ltd.	5,073	59,468
Wesfarmers, Ltd.	8,332	287,198
Westfield Corp.	5,863	43,590
Westpac Banking Corp.	7,297	209,648
Whitehaven Coal, Ltd.(1)	22,892	29,837
Woodside Petroleum, Ltd.	14,034	387,018
Woolworths, Ltd.	22,538	523,279

		$9,596,097

Austria — 1.0%
ams AG	4,797	$260,800
Andritz AG	1,285	75,232
CA Immobilien Anlagen AG	1,562	28,347
Conwert Immobilien Invest SE	2,111	26,687
EVN AG	2,151	24,477
Flughafen Wien AG	562	50,679

2

Security	Shares	Value
Immofinanz AG(1)	10,614	$31,930
Oesterreichische Post AG	500	24,330
OMV AG	5,459	181,695
Porr AG	394	23,401
Raiffeisen Bank International AG	2,576	42,763
RHI AG	858	24,592
Schoeller-Bleckmann Oilfield Equipment AG	688	48,502
Telekom Austria AG	7,553	56,106
UNIQA Insurance Group AG	2,146	21,081
Verbund AG	6,179	104,550
Vienna Insurance Group	607	24,155
Voestalpine AG	3,799	159,057

		$1,208,384

Belgium — 2.0%
Ackermans & van Haaren NV	692	$84,573
Ageas	1,632	61,318
Agfa-Gevaert NV(1)	9,696	24,291
Anheuser-Busch InBev NV	3,174	386,429
Barco NV	628	42,452
Befimmo SCA Sicafi	400	27,606
Bekaert SA NV	730	21,208
Belgacom SA	6,399	238,330
bpost SA	4,751	136,252
Cofinimmo	337	37,194
Colruyt SA	793	37,479
Compagnie d’Entreprises CFE	570	61,673
D’Ieteren SA NV	858	33,466
Econocom Group SA/NV	2,876	25,152
Elia System Operator SA NV	1,508	66,918
Euronav SA(1)	2,461	33,866
EVS Broadcast Equipment SA	507	19,827
Fagron	1,218	53,835
Galapagos NV(1)	1,186	50,032
Groupe Bruxelles Lambert SA	1,247	109,464
Melexis NV	557	34,387
Nyrstar NV(1)	6,856	26,962
Ontex Group NV(1)	1,200	35,684
Sofina SA	347	39,393
Solvay SA	1,196	176,105
Telenet Group Holding NV(1)	3,343	200,899
Tessenderlo Chemie NV(1)	739	24,323
UCB SA	3,130	225,463
Umicore SA	1,929	95,884

		$2,410,465

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$75,188
A.P. Moller-Maersk A/S, Class B	54	107,168
Bakkafrost P/F	1,915	44,972
Carlsberg A/S, Class B	2,872	261,836
Chr Hansen Holding A/S	2,107	102,004
Coloplast A/S, Class B	475	38,771
Danske Bank A/S	7,600	215,541
DSV A/S	2,805	97,305

3

Security	Shares	Value
GN Store Nord A/S	898	$19,387
ISS A/S	890	30,063
Matas AS	1,465	34,651
Novo Nordisk A/S, Class B	5,242	294,289
Novozymes A/S, Class B	5,006	230,959
Pandora A/S	3,648	377,063
Royal Unibrew A/S	189	36,182
SimCorp A/S	1,201	41,483
TDC A/S	26,972	205,349
Topdanmark A/S(1)	1,346	40,370
Tryg A/S	685	74,387
William Demant Holding A/S(1)	198	16,282

		$2,343,250

Finland — 2.0%
Amer Sports Oyj	3,707	$92,771
Elisa Oyj	8,462	259,236
Fiskars OYJ Abp	2,200	44,580
Fortum Oyj	12,481	246,467
Huhtamaki Oyj	1,924	61,506
Kesko Oyj, Class B	5,825	238,003
Kone Oyj, Class B	2,308	99,294
Metsa Board Oyj	3,454	20,408
Neste Oil Oyj	7,267	197,648
Nokia Oyj	29,895	201,714
Nokian Renkaat Oyj	2,076	67,462
Oriola-KD Oyj, Series B(1)	6,575	29,669
Orion Oyj, Class B	7,412	242,365
Sampo Oyj, Class A	4,572	221,533
Sanoma Oyj	6,906	36,376
Sponda Oyj	5,906	25,829
Tieto Oyj	900	21,582
UPM-Kymmene Oyj	7,890	142,766
Uponor Oyj	1,690	26,026
Valmet Oyj	2,592	30,040
Wartsila Oyj	1,458	66,893

		$2,372,168

France — 8.0%
Accor SA	1,838	$100,786
ADP	489	60,280
Air Liquide SA	5,216	682,150
Airbus Group NV	2,312	160,226
Alstom SA(1)	1,526	47,938
Alten SA	1,223	59,698
Altran Technologies SA	4,114	44,794
Atos SE	1,902	148,663
BNP Paribas SA	4,349	274,645
Bouygues SA	1,412	58,294
Cap Gemini SA	3,159	281,453
Christian Dior SE	490	95,795
CNP Assurances	2,298	41,303
Danone SA	4,390	317,670
Dassault Systemes SA	2,724	209,901
Edenred	900	24,128

4

Security	Shares	Value
Eramet(1)	796	$65,480
Essilor International SA	1,353	164,836
Euler Hermes SA	307	33,562
Eurazeo SA	667	47,744
Eutelsat Communications SA	525	18,304
Fonciere des Regions	629	59,546
GameLoft SE(1)	5,348	28,279
GDF Suez	28,908	588,173
Gecina SA	349	47,863
Groupe Eurotunnel SE	4,517	72,419
Hermes International	100	37,713
ICADE	448	38,965
Iliad SA	3,993	941,316
Imerys SA	1,811	137,840
Ingenico	1,085	136,138
Kering SA	354	65,468
Klepierre	1,536	74,505
Korian-Medica	564	19,244
L’Oreal SA	1,885	359,735
Lagardere SCA	1,608	51,618
Legrand SA	1,439	83,207
LVMH Moet Hennessy Louis Vuitton SE	1,313	229,599
Natixis SA	8,039	66,543
Neopost SA	1,240	59,708
Orpea	324	21,343
Pernod-Ricard SA	1,188	147,649
Publicis Groupe SA	996	83,535
Remy Cointreau SA	963	72,451
Rexel SA	1,252	23,596
Rubis SCA	3,420	232,368
Safran SA	1,656	120,999
Sanofi	6,770	689,121
SCOR SE	1,975	71,084
Societe BIC SA	432	73,799
Sodexo SA	863	87,327
Sopra Steria Group	432	38,154
Suez Environnement Co. SA	4,251	86,701
Technip SA	2,280	155,433
Thales SA	1,044	63,554
Total SA	14,538	787,232
Unibail-Rodamco SE	496	136,951
Vicat	726	52,350
Vinci SA	2,031	124,571
Vivendi SA	18,022	451,788
Wendel SA	480	58,955
Zodiac Aerospace	1,509	55,415

		$9,669,905

Germany — 7.6%
Adidas AG	1,352	$110,777
Allianz SE	2,147	365,451
alstria office REIT AG	2,172	30,776
BASF SE	5,352	531,711
Bayer AG	4,291	617,615
Bayerische Motoren Werke AG	1,708	201,484
Bayerische Motoren Werke AG, PFC Shares	687	62,777

5

Security	Shares	Value
Beiersdorf AG	2,901	$252,345
Bilfinger SE	1,287	64,275
Brenntag AG	2,480	148,802
Celesio AG	843	25,016
Continental AG	363	85,071
Deutsche Annington Immobilien SE	1,673	56,154
Deutsche Boerse AG	923	76,483
Deutsche EuroShop AG	619	30,813
Deutsche Telekom AG	50,395	926,293
Deutsche Wohnen AG	3,834	100,565
E.ON SE	47,243	735,479
Fraport AG	1,039	65,716
Fresenius Medical Care AG & Co. KGaA	1,217	102,279
Fresenius SE & Co. KGaA	1,869	111,192
Fuchs Petrolub SE, PFC Shares	490	20,640
Gerresheimer AG	360	20,375
Grand City Properties SA(1)	1,598	30,290
Hannover Rueck SE	760	77,255
Henkel AG & Co. KGaA	1,664	168,556
Henkel AG & Co. KGaA, PFC Shares	4,174	484,841
Hugo Boss AG	188	23,133
Jenoptik AG	3,183	38,376
K&S AG	1,896	61,809
Kabel Deutschland Holding AG(1)	314	42,081
KION Group AG	588	26,087
Krones AG	267	29,466
KWS Saat SE	176	53,118
LANXESS AG	989	52,788
LEG Immobilien AG	453	35,147
Linde AG	1,026	200,490
MAN AG	357	38,732
Merck KGaA	594	64,036
MTU Aero Engines AG	1,070	105,188
Muenchener Rueckversicherungs-Gesellschaft AG	709	138,395
Nemetschek AG	343	44,589
Porsche Automobil Holding SE, PFC Shares	1,013	96,117
ProSiebenSat.1 Media AG	670	34,255
Rational AG	70	24,670
RWE AG	12,100	300,678
SAP SE	10,112	764,113
Siemens AG	4,784	520,413
Sky Deutschland AG(1)	3,269	24,905
Software AG	3,450	99,597
Stada Arzneimittel AG	691	25,276
Suedzucker AG	4,770	71,894
Symrise AG	1,375	83,371
TAG Immobilien AG	2,395	30,664
Talanx AG	794	25,258
Telefonica Deutschland Holdings AG	18,638	115,511
TUI AG	3,781	70,492
Volkswagen AG	452	114,498
Volkswagen AG, PFC Shares	642	165,280
Wacker Chemie AG	535	66,355
Wirecard AG	2,865	125,828

		$9,215,641

6

Security	Shares	Value
Hong Kong — 4.3%
AIA Group, Ltd.	37,200	$247,398
Alibaba Health Information Technology, Ltd.(1)	86,000	134,744
ASM Pacific Technology, Ltd.	8,700	97,215
Bank of East Asia, Ltd. (The)	17,600	76,358
Bloomage Biotechnology Corp, Ltd.	10,000	23,366
BOC Hong Kong (Holdings), Ltd.	18,000	69,933
Brightoil Petroleum Holdings, Ltd.(1)	103,000	32,690
Cafe de Coral Holdings, Ltd.	6,000	22,342
Cathay Pacific Airways, Ltd.	11,000	28,297
Cheung Kong Infrastructure Holdings, Ltd.	14,000	118,780
China Everbright Water, Ltd.(1)	34,400	29,062
China Regenerative Medicine International, Ltd.(1)	765,000	71,923
China Traditional Chinese Medicine Co., Ltd.(1)	68,000	52,950
Chow Sang Sang Holdings International, Ltd.	12,000	27,541
CK Hutchison Holdings, Ltd.	6,000	129,999
CLP Holdings, Ltd.	29,500	258,235
Dairy Farm International Holdings, Ltd.	12,600	118,878
Esprit Holdings, Ltd.	19,000	17,952
Fosun International, Ltd.	59,000	147,056
G-Resources Group, Ltd.(1)	852,000	28,067
Galaxy Entertainment Group, Ltd.	30,000	144,176
GCL New Energy Holdings, Ltd.(1)	224,000	30,228
Global Brands Group Holdings, Ltd.(1)	126,000	25,612
Golar LNG, Ltd.	2,320	83,508
Hang Lung Group, Ltd.	5,000	26,504
Hang Lung Properties, Ltd.	10,000	33,741
Hang Seng Bank, Ltd.	4,800	93,575
Henderson Land Development Co., Ltd.	5,500	44,236
HK Electric Investments & HK Electric Investments, Ltd.(2)	144,000	98,242
HKT Trust and HKT, Ltd.	140,000	187,887
Honbridge Holdings, Ltd.(1)	122,000	41,655
Hong Kong Exchanges and Clearing, Ltd.	3,700	141,045
Hongkong Land Holdings, Ltd.	4,000	32,380
Hopewell Holdings, Ltd.	19,500	74,869
Hutchison Whampoa, Ltd.	19,000	278,843
IGG, Inc.	53,000	45,988
Jardine Matheson Holdings, Ltd.	2,800	172,992
Jardine Strategic Holdings, Ltd.	2,000	68,635
Kong Sun Holdings, Ltd.(1)	150,000	31,458
KuangChi Science, Ltd.(1)	135,000	63,341
Lee’s Pharmaceutical Holdings, Ltd.	9,500	17,483
Li & Fung, Ltd.	104,000	105,921
Lifestyle International Holdings, Ltd.	11,000	20,568
Link REIT (The)	19,000	117,857
Macau Legend Development, Ltd.(1)	79,000	29,850
Man Wah Holdings, Ltd.	15,600	20,200
MGM China Holdings, Ltd.	8,400	15,792
Midas Holdings, Ltd.	80,000	23,432
MTR Corp., Ltd.	26,000	127,281
NWS Holdings, Ltd.	17,000	28,675
Pacific Textiles Holdings, Ltd.	15,000	20,868
PAX Global Technology, Ltd.(1)	55,000	79,904
PCCW, Ltd.	187,000	124,979
Power Assets Holdings, Ltd.	30,500	306,867
Sands China, Ltd.	25,200	102,402

7

Security	Shares	Value
Shangri-La Asia, Ltd.	18,000	$27,346
Sino Land Co., Ltd.	22,000	38,762
Sino Oil and Gas Holdings, Ltd.(1)	1,125,000	32,455
SJM Holdings, Ltd.	20,000	25,331
Stella International Holdings, Ltd.	9,500	25,500
Sun Hung Kai Properties, Ltd.	5,000	83,107
Superb Summit International Group, Ltd.(1)(3)	230,000	21,663
Swire Pacific, Ltd., Class A	3,000	40,500
Television Broadcasts, Ltd.	4,600	30,057
Texwinca Holdings, Ltd.	18,000	17,455
Town Health International Medical Group, Ltd.	120,000	38,470
VTech Holdings, Ltd.	10,200	141,711
Wynn Macau, Ltd.	18,400	37,197
Yue Yuen Industrial Holdings, Ltd.	10,000	37,739

		$5,191,073

Ireland — 2.0%
Bank of Ireland(1)	626,258	$242,095
CRH PLC	12,123	340,628
Dalata Hotel Group PLC(1)	11,357	45,957
DCC PLC	2,767	176,019
Dragon Oil PLC	11,128	105,774
FBD Holdings PLC	1,257	13,580
FleetMatics Group PLC(1)	6,694	305,112
Fly Leasing, Ltd. ADR	2,161	31,918
Glanbia PLC	5,942	110,123
Grafton Group PLC	7,383	93,171
Green REIT PLC	16,052	28,311
Hibernia REIT PLC	16,439	22,654
ICON PLC(1)	5,014	322,601
Irish Continental Group PLC	7,510	33,613
Kenmare Resources PLC(1)	109,911	6,311
Kerry Group PLC, Class A	2,866	210,801
Paddy Power PLC	3,207	286,710

		$2,375,378

Israel — 1.9%
Azrieli Group	575	$24,806
Bank Hapoalim B.M.	20,465	102,365
Bezeq Israeli Telecommunication Corp., Ltd.	159,013	301,177
Caesarstone Sdot-Yam, Ltd.	936	55,449
Check Point Software Technologies, Ltd.(1)	3,000	250,440
Delek Automotive Systems, Ltd.	2,964	35,946
Delek Group, Ltd.	197	54,959
Elbit Systems, Ltd.	1,766	139,749
Gazit-Globe, Ltd.	2,355	31,165
Israel Chemicals, Ltd.	29,380	205,564
Israel Corp., Ltd.	199	73,301
Israel Discount Bank, Ltd., Series A(1)	37,711	66,248
Mizrahi Tefahot Bank, Ltd.(1)	6,299	70,454
NICE Systems, Ltd.	790	47,487
Oil Refineries, Ltd.(1)	99,305	35,483
Ormat Technologies, Inc.	2,998	111,502
Osem Investment, Ltd.	3,280	70,034
Paz Oil Co., Ltd.	774	118,398

8

Security	Shares	Value
Sarine Technologies, Ltd.	24,100	$37,246
Shikun & Binui, Ltd.	24,887	55,847
SodaStream International, Ltd.(1)	1,340	26,036
Strauss Group, Ltd.(1)	2,832	50,434
Teva Pharmaceutical Industries, Ltd. ADR	5,702	344,515

		$2,308,605

Italy — 3.9%
Ansaldo STS SpA	6,279	$66,751
Assicurazioni Generali SpA	7,144	139,588
Atlantia SpA	8,406	236,418
Autogrill SpA(1)	4,891	46,779
Banca Monte dei Paschi di Siena SpA(1)	53,808	33,162
Banca Popolare di Milano Scarl(1)	32,000	32,974
Banca Popolare di Sondrio Scarl	7,176	32,569
Brembo SpA	901	36,042
Brunello Cucinelli SpA	1,077	19,984
Buzzi Unicem SpA	8,143	131,062
CNH Industrial NV	16,821	147,792
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	23,355
Davide Campari-Milano SpA	13,191	102,016
De’Longhi SpA	1,326	29,907
DiaSorin SpA	1,861	84,960
Ei Towers SpA(1)	915	55,430
Enel Green Power SpA	26,815	52,070
Enel SpA	77,818	368,853
ENI SpA	29,563	567,191
Esprinet SpA	1,400	13,456
EXOR SpA	1,603	73,953
Hera SpA	8,691	22,925
Industria Macchine Automatiche SpA	435	22,149
Interpump Group SpA	4,682	78,736
Intesa Sanpaolo SpA	61,330	206,038
Intesa Sanpaolo SpA, PFC Shares	8,400	25,567
Italcementi SpA	5,848	41,669
Italmobiliare SpA, PFC Shares	956	18,667
Luxottica Group SpA	1,955	128,750
Mediobanca SpA	7,502	72,826
Moncler SpA	2,119	37,735
Parmalat SpA	15,867	43,943
Pirelli & C. SpA	4,439	76,803
Prada SpA	7,400	40,033
Recordati SpA	6,078	121,109
Reply SpA	289	30,931
Saipem SpA(1)	2,600	34,471
Salini Impregilo SpA(1)	11,163	48,710
Salvatore Ferragamo SpA	2,465	76,653
Snam SpA	22,478	117,091
Societa Iniziative Autostradali e Servizi SpA	2,008	23,191
Sorin SpA(1)	26,970	84,891
STMicroelectronics NV	28,651	228,155
Telecom Italia SpA(1)	456,478	538,766
Telecom Italia SpA, PFC Shares(1)	77,179	74,277
Tenaris SA	5,074	77,907
Terna Rete Elettrica Nazionale SpA	16,318	76,929
Tiscali SpA(1)	393,868	29,466

9

Security	Shares	Value
Tod’s SpA	613	$56,243
UnipolSai SpA	12,219	34,193
Yoox SpA(1)	851	26,807

		$4,789,943

Japan — 15.1%
Aeon Co., Ltd.	7,100	$88,330
Air Water, Inc.	3,000	53,281
Ajinomoto Co., Inc.	7,000	155,209
Alfresa Holdings Corp.	2,400	35,968
Asahi Glass Co., Ltd.	6,000	40,380
Asahi Group Holdings, Ltd.	4,400	141,491
Asahi Kasei Corp.	11,000	103,583
Asics Corp.	1,300	33,358
Astellas Pharma, Inc.	9,500	147,922
Bank of Kyoto, Ltd. (The)	3,000	32,704
Bank of Yokohama, Ltd. (The)	7,000	44,426
Bridgestone Corp.	1,700	71,202
Calbee, Inc.	1,500	61,072
Canon, Inc.	6,600	235,321
Central Japan Railway Co.	800	142,885
Chiba Bank, Ltd. (The)	7,000	57,529
Chubu Electric Power Co., Inc.	20,900	277,021
Chugai Pharmaceutical Co., Ltd.	3,000	91,235
Chugoku Bank, Ltd. (The)	2,000	32,132
Citizen Holdings Co., Ltd.	5,500	43,525
Coca-Cola West Co., Ltd.	3,200	50,912
Cosmo Oil Co., Ltd.	52,000	77,094
Dai Nippon Printing Co., Ltd.	6,000	61,984
Daicel Corp.	4,000	48,224
Daido Steel Co., Ltd.	12,000	57,379
Daihatsu Motor Co., Ltd.	3,900	56,493
Daikin Industries, Ltd.	800	53,895
Daito Trust Construction Co., Ltd.	300	34,935
Daiwa House Industry Co., Ltd.	4,500	100,463
DeNA Co., Ltd.	2,800	55,933
Denki Kagaku Kogyo K.K.	9,000	36,749
Denso Corp.	2,600	129,079
Dentsu, Inc.	2,600	121,198
DIC Corp.	12,000	36,306
Disco Corp.	300	27,320
Dowa Holdings Co., Ltd.	5,000	44,870
East Japan Railway Co.	1,000	88,387
Eisai Co., Ltd.	3,100	206,638
Electric Power Development Co., Ltd.	3,400	114,136
FamilyMart Co., Ltd.	2,300	99,045
FANUC Corp.	600	131,978
Fast Retailing Co., Ltd.	200	78,776
Fuji Electric Co., Ltd.	9,000	42,443
FUJIFILM Holdings Corp.	3,600	135,601
Fujitsu, Ltd.	11,000	72,912
Fukuoka Financial Group, Inc.	7,000	40,217
Hachijuni Bank, Ltd. (The)	5,000	38,979
Hamamatsu Photonics K.K.	2,200	64,171
Hankyu Hanshin Holdings, Inc.	8,000	48,289
Hirose Electric Co., Ltd.	400	56,321

10

Security	Shares	Value
Hiroshima Bank, Ltd. (The)	7,000	$40,886
Hisamitsu Pharmaceutical Co., Inc.	2,800	120,663
Hitachi Chemical Co., Ltd.	1,500	29,034
Hitachi Metals, Ltd.	3,000	46,918
Hokkaido Electric Power Co., Inc.(1)	5,300	48,880
Hokuhoku Financial Group, Inc.	19,000	45,437
Hokuriku Electric Power Co.	4,600	68,005
Honda Motor Co., Ltd.	5,700	191,095
Hoya Corp.	2,800	107,914
Hulic Co., Ltd.	2,300	24,619
Ibiden Co., Ltd.	2,400	41,975
Idemitsu Kosan Co., Ltd.	3,200	61,990
INPEX Corp.	7,200	90,362
Isetan Mitsukoshi Holdings, Ltd.	3,600	58,247
ITOCHU Corp.	4,900	60,334
Iyo Bank, Ltd. (The)	6,000	74,742
Japan Airlines Co., Ltd.	1,000	33,342
Japan Exchange Group, Inc.	3,100	89,566
Japan Real Estate Investment Corp.	5	23,610
Japan Retail Fund Investment Corp.	17	36,191
Japan Tobacco, Inc.	7,900	275,875
JGC Corp.	2,000	41,622
Joyo Bank, Ltd. (The)	9,000	49,229
JSR Corp.	2,400	40,938
JX Holdings, Inc.	59,300	258,233
Kakaku.com, Inc.	2,000	31,016
Kaken Pharmaceutical Co., Ltd.	2,000	71,472
Kaneka Corp.	6,000	41,831
Kansai Electric Power Co., Inc. (The)(1)	12,600	126,629
Kansai Paint Co., Ltd.	4,000	71,302
KDDI Corp.	36,300	858,943
Keikyu Corp.	5,000	39,746
Keio Corp.	5,000	38,618
Kewpie Corp.	1,400	34,158
Keyence Corp.	300	160,155
Kikkoman Corp.	2,000	57,038
Kintetsu Group Holdings Co., Ltd.	12,000	42,500
Kirin Holdings Co., Ltd.	7,500	99,272
Kobayashi Pharmaceutical Co., Ltd.	700	49,048
Koito Manufacturing Co., Ltd.	1,800	62,986
Konami Corp.	2,400	44,045
Konica Minolta, Inc.	6,700	73,982
Kubota Corp.	6,000	93,906
Kuraray Co., Ltd.	3,500	47,330
Kyocera Corp.	2,000	104,403
Kyowa Hakko Kirin Co., Ltd.	5,000	73,194
Kyushu Electric Power Co., Inc.(1)	12,800	136,514
Lawson, Inc.	600	43,146
Lion Corp.	8,000	49,033
LIXIL Group Corp.	1,100	22,928
M3, Inc.	2,200	41,570
Makita Corp.	1,000	49,904
Marubeni Corp.	16,300	100,930
Maruichi Steel Tube, Ltd.	1,200	30,309
Matsumotokiyoshi Holdings Co., Ltd.	1,000	36,411
MEIJI Holdings Co., Ltd.	700	80,416
Miraca Holdings, Inc.	800	40,248

11

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	14,500	$90,280
Mitsubishi Corp.	5,000	107,884
Mitsubishi Estate Co., Ltd.	4,000	94,149
Mitsubishi Gas Chemical Co., Inc.	10,000	55,878
Mitsubishi Materials Corp.	18,000	64,800
Mitsubishi Motors Corp.	7,000	64,408
Mitsubishi Tanabe Pharma Corp.	3,600	61,254
Mitsubishi UFJ Financial Group, Inc.	44,100	313,302
Mitsui & Co., Ltd.	5,400	75,525
Mitsui Chemicals, Inc.	14,000	46,284
Mitsui Fudosan Co., Ltd.	3,000	88,933
Mitsui O.S.K. Lines, Ltd.	8,000	28,246
Mizuho Financial Group, Inc.	69,700	132,868
Murata Manufacturing Co., Ltd.	1,100	155,005
NEC Corp.	15,000	49,905
NGK Spark Plug Co., Ltd.	1,900	53,206
NH Foods, Ltd.	2,000	43,697
Nidec Corp.	800	59,844
Nihon Kohden Corp.	1,200	31,532
Nikon Corp.	2,300	32,702
Nintendo Co., Ltd.	700	117,530
Nippon Building Fund, Inc.	14	69,662
Nippon Electric Glass Co., Ltd.	8,000	45,493
Nippon Express Co., Ltd.	6,000	34,443
Nippon Kayaku Co., Ltd.	4,000	48,354
Nippon Paint Holdings Co., Ltd.	2,000	66,995
Nippon Paper Industries Co., Ltd.	1,900	33,132
Nippon Shinyaku Co., Ltd.	2,000	66,867
Nippon Shokubai Co., Ltd.	3,000	41,420
Nippon Telegraph & Telephone Corp.	9,100	614,477
Nippon Yusen K.K.	16,000	50,296
Nishi-Nippon City Bank, Ltd. (The)	8,000	25,492
Nissan Chemical Industries, Ltd.	2,000	39,636
Nissan Motor Co., Ltd.	6,300	65,398
Nisshin Seifun Group, Inc.	3,800	44,316
Nissin Foods Holdings Co., Ltd.	800	38,357
Nitori Holdings Co., Ltd.	400	30,764
Nitto Denko Corp.	2,100	134,580
Nomura Research Institute, Ltd.	900	35,516
NTT Data Corp.	2,200	98,436
NTT DoCoMo, Inc.	32,600	577,427
Obic Co., Ltd.	1,000	41,831
Odakyu Electric Railway Co., Ltd.	4,000	40,250
Okinawa Electric Power Co., Inc. (The)	900	34,193
Ono Pharmaceutical Co., Ltd.	1,100	119,217
Oracle Corp. Japan	1,400	63,912
Oriental Land Co., Ltd.	800	54,160
Osaka Gas Co., Ltd.	48,000	203,720
Otsuka Holdings Co., Ltd.	4,700	148,353
Pigeon Corp.	1,800	47,668
Rakuten, Inc.	2,500	43,676
Resona Holdings, Inc.	9,200	49,055
Ricoh Co., Ltd.	4,500	46,506
Rinnai Corp.	500	37,937
San-Ai Oil Co., Ltd.	4,000	26,568
Santen Pharmaceutical Co., Ltd.	5,500	72,804
Sawai Pharmaceutical Co., Ltd.	500	28,463

12

Security	Shares	Value
SECOM Co., Ltd.	1,500	$106,307
Sekisui Chemical Co., Ltd.	2,000	26,668
Sekisui House, Ltd.	3,000	46,502
Seven Bank, Ltd.	9,500	51,185
Sharp Corp.(1)	20,000	43,097
Shimadzu Corp.	4,000	46,787
Shimamura Co., Ltd.	400	39,870
Shimano, Inc.	300	42,975
Shin-Etsu Chemical Co., Ltd.	3,200	195,612
Shionogi & Co., Ltd.	3,500	115,376
Shiseido Co., Ltd.	4,100	73,853
Shizuoka Bank, Ltd. (The)	7,000	77,064
Showa Denko K.K.	23,000	31,441
Showa Shell Sekiyu K.K.	6,200	59,807
SMC Corp.	200	60,164
Sumitomo Corp.	3,700	43,689
Sumitomo Metal Mining Co., Ltd.	4,000	58,629
Sumitomo Mitsui Financial Group, Inc.	4,300	187,758
Sumitomo Osaka Cement Co., Ltd.	12,000	39,083
Suntory Beverage & Food, Ltd.	1,200	51,036
Suruga Bank, Ltd.	3,800	83,765
Sysmex Corp.	1,400	77,464
Taiheiyo Cement Corp.	12,000	37,815
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	98,384
Takashimaya Co., Ltd.	6,000	55,995
Takeda Pharmaceutical Co., Ltd.	5,800	297,778
TDK Corp.	700	50,423
TEIJIN, Ltd.	12,000	40,764
Toho Gas Co., Ltd.	21,000	127,156
Tokio Marine Holdings, Inc.	2,500	101,914
Tokyo Gas Co., Ltd.	45,000	259,686
Tokyu Corp.	7,000	46,540
Tokyu Fudosan Holdings Corp.	4,000	29,724
TonenGeneral Sekiyu K.K.	10,000	95,973
Toray Industries, Inc.	11,000	95,619
Toshiba Corp.	14,000	56,092
Tosoh Corp.	7,000	37,529
TOTO, Ltd.	3,000	42,442
Toyo Suisan Kaisha, Ltd.	1,400	48,986
Toyota Motor Corp.	6,900	480,303
Toyota Tsusho Corp.	1,100	28,283
Trend Micro, Inc.	1,500	50,747
Tsumura & Co.	1,300	30,463
Tsuruha Holdings, Inc.	600	43,517
Ube Industries, Ltd.	32,000	53,089
Unicharm Corp.	4,500	113,266
UNY Group Holdings Co., Ltd.	8,100	45,801
USS Co., Ltd.	2,100	36,976
West Japan Railway Co.	1,000	55,383
Yahoo! Japan Corp.	13,100	53,516
Yamaguchi Financial Group, Inc.	3,000	37,604
Yamato Holdings Co., Ltd.	1,600	35,809
Yamazaki Baking Co., Ltd.	6,000	106,203
Yokohama Rubber Co., Ltd. (The)	5,000	53,803
Zeon Corp.	6,000	53,856

		$18,258,168

13

Security	Shares	Value
Netherlands — 3.3%
Aegon NV	12,684	$100,076
Aercap Holdings NV(1)	1,488	69,460
Akzo Nobel NV	4,225	323,270
Altice SA(1)	1,339	141,591
AMG Advanced Metallurgical Group NV(1)	3,023	31,483
Arcadis NV	1,684	53,305
ASM International NV	1,283	62,292
ASML Holding NV	4,396	473,067
AVG Technologies NV(1)	1,500	35,880
BE Semiconductor Industries NV	1,189	33,913
Constellium NV, Class A(1)	1,900	34,903
Delta Lloyd NV	1,897	35,874
Euronext NV(1)(2)	672	28,211
Fugro NV	3,598	103,478
Gemalto NV	1,094	101,637
Heineken NV	1,487	117,143
IMCD Group NV(1)	1,268	47,493
ING Groep NV(1)	32,676	501,300
InterXion Holding NV(1)	1,200	36,540
Koninklijke Ahold NV	6,370	123,413
Koninklijke DSM NV	3,099	176,738
Koninklijke KPN NV	66,651	247,126
Koninklijke Philips NV	9,890	283,292
Koninklijke Vopak NV	1,811	95,056
NN Group NV(1)	1,200	34,983
OCI NV(1)	716	21,346
QIAGEN NV(1)	5,257	126,407
Reed Elsevier NV	17,549	423,237
Royal Boskalis Westminster NV	1,167	60,638
Royal Imtech NV(1)	5,613	30,170
Sligro Food Group NV	1,664	64,211
TKH Group NV	660	24,490
Wereldhave NV	361	23,172

		$4,065,195

New Zealand — 1.0%
Argosy Property, Ltd.	60,306	$52,205
Auckland International Airport, Ltd.	36,722	128,865
Contact Energy, Ltd.	19,502	84,454
Fisher & Paykel Healthcare Corp., Ltd.	16,073	79,600
Fletcher Building, Ltd.	17,203	108,897
Kiwi Property Group, Ltd.	67,261	66,376
Mighty River Power, Ltd.	16,147	37,059
Nuplex Industries, Ltd.	8,690	22,244
Ryman Healthcare, Ltd.	8,800	54,652
Sky Network Television, Ltd.	14,463	69,282
SKYCITY Entertainment Group, Ltd.	15,100	48,370
Spark New Zealand, Ltd.	69,611	157,512
Trade Me, Ltd.	8,500	24,757
Xero, Ltd.(1)	7,410	111,923
Z Energy, Ltd.	32,373	118,906

		$1,165,102

14

Security	Shares	Value
Norway — 1.9%
Atea ASA	6,981	$77,878
Austevoll Seafood ASA	5,049	29,366
Borregaard ASA	4,154	32,117
Det Norske Oljeselskap ASA(1)	3,543	25,961
DNB ASA	9,636	171,185
Gjensidige Forsikring ASA	3,579	62,262
IDEX ASA(1)	37,361	28,826
Kongsberg Gruppen ASA	4,193	90,100
Leroey Seafood Group ASA	1,349	44,755
Nordic Semiconductor ASA(1)	10,644	81,095
Opera Software ASA	9,590	93,328
Orkla ASA	20,408	160,257
Prosafe SE	5,622	19,995
Salmar ASA	3,093	50,216
Schibsted ASA	4,165	259,141
SpareBank 1 SMN	4,478	40,001
SpareBank 1 SR-Bank ASA	4,300	31,891
Statoil ASA	7,015	148,720
Stolt-Nielsen, Ltd.	2,767	51,584
Telenor ASA	14,444	326,220
Thin Film Electronics ASA(1)	44,255	36,110
Tomra Systems ASA	7,121	69,293
Veidekke ASA	8,955	110,012
XXL ASA(1)(2)	4,976	52,652
Yara International ASA	4,817	246,811

		$2,339,776

Portugal — 1.0%
Banco BPI SA(1)	20,010	$32,708
Banco Comercial Portugues SA(1)	1,508,983	150,266
CTT-Correios de Portugal SA	7,980	90,006
EDP-Energias de Portugal SA	33,754	134,962
Galp Energia SGPS SA, Class B	13,624	186,099
Jeronimo Martins SGPS SA	13,128	191,503
Mota-Engil SGPS SA	17,107	59,011
NOS SGPS SA	18,782	136,803
Portucel SA	16,546	80,950
Portugal Telecom SGPS SA	131,589	83,527
REN - Redes Energeticas Nacionais SGPS SA	6,664	20,862
Semapa-Sociedade de Investimento e Gestao	3,742	53,595

		$1,220,292

Singapore — 2.0%
Ascendas Real Estate Investment Trust	33,000	$61,498
Biosensors International Group, Ltd.(1)	39,000	24,297
Boustead Projects Pte, Ltd.(1)	1,500	1,185
Boustead Singapore, Ltd.	5,000	5,337
CapitaMall Trust	23,000	37,976
ComfortDelGro Corp., Ltd.	28,000	64,866
Ezion Holdings, Ltd.	80,300	72,808

15

Security	Shares	Value
Ezra Holdings, Ltd.(1)	36,400	$12,066
First Resources, Ltd.	15,000	20,117
Flextronics International, Ltd.(1)	19,412	223,723
Genting Singapore PLC	146,000	112,801
Global Logistic Properties, Ltd.	13,000	26,963
Golden Agri-Resources, Ltd.	236,400	74,786
Haw Par Corp, Ltd.	3,200	21,617
Kenon Holdings, Ltd.(1)	1,393	30,157
Keppel Corp., Ltd.	12,100	79,476
OSIM International, Ltd.	30,800	47,186
Oversea-Chinese Banking Corp., Ltd.	13,000	104,687
Pacific Radiance, Ltd.	38,400	20,378
Petra Foods, Ltd.	11,000	32,175
Raffles Medical Group, Ltd.	14,000	42,592
Religare Health Trust	54,000	43,400
Rex International Holding, Ltd.(1)	180,000	42,599
Sembcorp Industries, Ltd.	16,000	54,526
Sheng Siong Group, Ltd.	45,400	28,777
Singapore Airport Terminal Services, Ltd.	8,800	21,202
Singapore Exchange, Ltd.	8,300	53,351
Singapore Post, Ltd.	37,200	53,636
Singapore Press Holdings, Ltd.	53,100	168,039
Singapore Technologies Engineering, Ltd.	20,000	54,599
Singapore Telecommunications, Ltd.	90,400	302,080
StarHub, Ltd.	12,000	38,319
Suntec REIT	17,000	22,695
United Overseas Bank, Ltd.	6,000	110,790
UOL Group, Ltd.	4,700	28,261
Venture Corp., Ltd.	9,000	57,398
Wilmar International, Ltd.	75,700	185,928

		$2,382,291

Spain — 3.9%
Abertis Infraestructuras SA	8,323	$153,368
Acerinox SA	5,463	79,717
Almirall SA(1)	2,500	47,137
Amadeus IT Holding SA, Class A	11,753	535,724
Banco de Sabadell SA	19,546	52,275
Banco Santander SA	37,814	285,895
Bankia SA(1)	37,040	51,727
Bankinter SA	4,724	35,726
Bolsas y Mercados Espanoles SHMSF SA	760	34,000
CaixaBank SA	20,372	102,177
Cia de Distribucion Integral Logista Holdings SA	1,397	29,820
Construcciones y Auxiliar de Ferrocarriles SA	75	26,156
Distribuidora Internacional de Alimentacion SA	16,912	135,446
Ebro Foods SA	5,138	99,668
Enagas SA	2,646	81,491
Ence Energia y Celulosa SA	8,194	29,556
Faes Farma SA	11,377	29,401
Ferrovial SA	9,070	205,689
Gas Natural SDG SA	2,563	63,019
Grifols SA, Class A	5,596	237,447
Grifols SA, Class B, PFC Shares	4,595	149,150
Iberdrola SA	42,072	281,600
Industria de Diseno Textil SA	14,416	462,596

16

Security	Shares	Value
Jazztel PLC(1)	4,237	$61,175
Laboratorios Farmaceuticos Rovi SA	1,344	22,973
Melia Hotels International SA	3,749	46,872
Prosegur Cia de Seguridad SA	6,773	39,043
Red Electrica Corp. SA	938	78,721
Repsol SA	24,256	500,012
Tecnicas Reunidas SA	1,676	77,957
Telefonica SA	31,155	474,193
Tubos Reunidos SA	9,481	17,722
Vidrala SA	694	32,421
Viscofan SA	1,814	115,297
Zardoya Otis SA	4,388	56,571

		$4,731,742

Sweden — 3.9%
AAK AB	447	$28,280
Alfa Laval AB	1,173	21,895
Assa Abloy AB	1,208	70,081
Atlas Copco AB, Class A	3,417	106,655
Atlas Copco AB, Class B	2,200	61,258
Axfood AB	1,472	23,254
Betsson AB(1)	1,520	63,635
Bilia AB, Class A	1,230	43,672
BillerudKorsnas AB	11,385	197,075
BioGaia AB, Class B	1,123	30,766
Castellum AB	1,758	27,411
Clas Ohlson AB, Class B	3,000	51,515
Com Hem Holding AB(1)	3,424	28,745
Elekta AB, Class B	25,757	241,014
Fingerprint Cards AB(1)	8,119	58,708
Granges AB(1)	2,510	21,172
Hennes & Mauritz AB, Class B	9,753	387,747
Hexpol AB	1,004	107,590
Holmen AB, Class B	3,945	130,532
ICA Gruppen AB	2,618	97,117
Industrial & Financial Systems, Class B	1,025	35,482
Industrivarden AB, Class A	1,313	28,145
Investment AB Kinnevik, Class B	858	29,569
Investor AB, Class B	1,665	67,845
Lundin Petroleum AB(1)	7,983	129,219
Meda AB, Class A	16,736	280,920
Medivir AB, Class B(1)	2,584	28,295
NIBE Industrier AB, Class B	1,022	27,222
Nordea Bank AB	13,259	168,457
Sandvik AB	4,221	53,350
Securitas AB, Class B	2,566	38,373
Skanska AB, Class B	3,676	81,803
SKF AB, Class B	3,418	83,485
SSAB AB, Class A(1)	14,126	85,455
SSAB AB, Class B(1)	7,841	40,723
Svenska Cellulosa AB SCA, Class A	902	22,868
Svenska Cellulosa AB SCA, Class B	12,344	312,241
Svenska Handelsbanken AB, Class A	1,835	84,702
Swedbank AB, Class A	5,949	138,330
Swedish Match AB	4,007	123,352
Tele2 AB, Class B	8,730	116,439

17

Security	Shares	Value
Telefonaktiebolaget LM Ericsson, Class B	31,123	$340,385
TeliaSonera AB	73,811	458,893
Tethys Oil AB(1)	2,578	21,032
Unibet Group PLC SDR	577	33,826
Vitrolife AB	1,255	23,674
Wihlborgs Fastigheter AB	1,547	29,941

		$4,682,148

Switzerland — 8.1%
ABB, Ltd.	24,150	$529,185
Allreal Holding AG	213	30,559
Ascom Holding AG	3,183	56,671
Autoneum Holding AG	118	26,057
Baloise Holding AG	668	86,931
Banque Cantonale Vaudoise	88	51,827
Barry Callebaut AG	43	52,164
Belimo Holding AG	10	24,264
Berner Kantonalbank AG	118	25,269
Bucher Industries AG	171	42,980
Burckhardt Compression Holdings AG	110	47,897
Cembra Money Bank AG	435	28,940
Comet Holding AG	50	44,088
Compagnie Financiere Richemont SA, Class A	10,464	932,687
Daetwyler Holding AG	155	22,000
DKSH Holding AG	263	20,697
Dufry AG(1)	557	81,899
EFG International AG	2,974	43,652
Ems-Chemie Holding AG	429	180,047
Flughafen Zuerich AG	44	34,267
Forbo Holding AG	29	35,122
Gategroup Holding AG	975	34,094
Geberit AG	465	164,691
Givaudan SA	231	432,241
Helvetia Holding AG	91	51,701
Implenia AG	405	27,731
Inficon Holding AG(1)	86	32,691
Julius Baer Group, Ltd.	1,792	93,795
Kaba Holding AG	62	40,720
Komax Holding AG	194	35,679
Kuehne & Nagel International AG	663	99,440
Kuoni Reisen Holding AG	68	22,846
LEM Holding SA	25	22,151
Leonteq AG	316	54,162
Lindt & Spruengli AG	1	64,324
Lindt & Spruengli AG PC	9	49,181
Logitech International SA	5,517	82,823
Luzerner Kantonalbank AG	71	27,538
Mobimo Holding AG	140	31,239
Nestle SA	17,148	1,330,414
Novartis AG	11,742	1,198,531
Panalpina Welttransport Holding AG	153	21,336
Pargesa Holding SA	707	51,496
Partners Group Holding AG	209	65,508
PSP Swiss Property AG	555	51,766
Roche Holding AG	600	167,965
Schindler Holding AG	363	60,471

18

Security	Shares	Value
Schindler Holding AG PC	772	$130,598
Schmolz & Bickenbach AG(1)	42,451	40,903
SFS Group AG(1)	281	21,496
SGS SA	62	120,131
Sika AG	47	161,320
Solvalor 61	95	25,889
Sonova Holding AG	815	112,596
Sulzer AG	269	30,017
Sunrise Communications Group AG(1)(2)	1,254	117,208
Swatch Group, Ltd. (The)	1,267	112,263
Swatch Group, Ltd. (The), Bearer Shares	601	268,680
Swiss Life Holding AG	339	80,445
Swiss Prime Site AG	635	55,675
Swiss Re AG	3,343	296,549
Swisscom AG	611	363,243
Syngenta AG	2,038	681,975
U-Blox AG	256	48,606
Valiant Holding AG	314	28,309
Valora Holding AG	105	23,564
Vontobel Holding AG	783	34,787
Zurich Insurance Group AG	1,002	309,270

		$9,775,261

United Kingdom — 16.3%
3i Group PLC	4,683	$36,278
AA PLC(1)	6,677	42,676
Abengoa Yield PLC	2,600	88,166
Admiral Group PLC	1,744	41,587
Aggreko PLC	3,797	95,780
Anglo American PLC	14,725	249,478
Anite PLC	36,371	47,276
Associated British Foods PLC	854	37,284
AstraZeneca PLC	9,251	634,865
Aveva Group PLC	4,989	129,096
Aviva PLC	16,931	136,218
Babcock International Group PLC	5,474	84,441
BAE Systems PLC	27,684	214,474
Berendsen PLC	1,722	27,376
Berkeley Group Holdings PLC	1,885	72,577
BHP Billiton PLC	19,353	465,178
BP PLC	40,383	291,258
British American Tobacco PLC	8,785	482,679
British Land Co. PLC (The)	6,863	87,409
Bunzl PLC	4,454	125,234
Burberry Group PLC	2,842	75,765
Capita PLC	6,789	118,829
Carillion PLC	4,756	23,729
Carnival PLC	2,140	97,364
Close Brothers Group PLC	2,061	48,177
Cobham PLC	15,469	70,173
Compass Group PLC	9,959	176,052
Computacenter PLC	3,234	34,723
Croda International PLC	2,328	101,028
CSR PLC	6,722	90,615
Daily Mail & General Trust PLC, Class A	3,261	44,828
Derwent London PLC	788	41,477

19

Security	Shares	Value
Diageo PLC	12,937	$359,162
Dignity PLC	1,144	35,684
Direct Line Insurance Group PLC	7,143	34,872
Dixons Carphone PLC	6,693	43,436
Domino Printing Sciences PLC	5,423	76,083
Drax Group PLC	24,262	148,236
easyJet PLC	1,477	40,840
Electrocomponents PLC	14,300	52,834
Essentra PLC	8,366	122,807
Experian PLC	9,946	177,638
Fidessa Group PLC	1,354	46,221
FirstGroup PLC(1)	21,263	32,297
Fresnillo PLC	6,349	70,417
G4s PLC	10,246	45,959
Galliford Try PLC	1,479	34,032
GlaxoSmithKline PLC	35,798	826,814
Glencore PLC	100,902	479,342
Grainger PLC	13,002	42,168
Great Portland Estates PLC	2,834	34,595
Greene King PLC	3,179	40,417
Halma PLC	12,223	133,119
Hammerson PLC	5,110	52,355
Hargreaves Lansdown PLC	4,354	81,789
Howden Joinery Group PLC	5,262	37,459
HSBC Holdings PLC	53,240	531,841
Imperial Tobacco Group PLC	5,807	283,559
Indivior PLC(1)	47,286	144,619
Inmarsat PLC	23,719	365,239
Innovation Group PLC	103,708	45,247
InterContinental Hotels Group PLC	3,051	130,478
International Game Technology PLC(1)	2,666	54,280
Intertek Group PLC	1,097	43,842
J Sainsbury PLC	32,881	136,722
Johnson Matthey PLC	2,211	113,046
Kingfisher PLC	14,107	75,790
Laird PLC	9,172	50,440
Land Securities Group PLC	5,329	101,979
Legal & General Group PLC	27,751	110,312
Lloyds Banking Group PLC	146,864	173,928
LondonMetric Property PLC	21,023	53,227
Marks & Spencer Group PLC	13,275	112,419
Marston’s PLC	18,673	45,410
Mears Group PLC	5,306	34,831
Meggitt PLC	9,721	78,559
Merlin Entertainments PLC(2)	4,727	31,584
Micro Focus International PLC	4,308	82,917
Mitie Group PLC	5,570	24,434
Mondi PLC	2,542	51,471
Moneysupermarket.com Group PLC	34,202	146,557
National Grid PLC	66,397	893,261
NCC Group PLC	9,827	31,298
Next PLC	916	102,986
Oxford Instruments PLC	4,584	65,258
Pace PLC	12,497	79,233
Pearson PLC	4,832	97,649
Pennon Group PLC	12,929	169,687
Playtech PLC	6,421	80,666

20

Security	Shares	Value
Premier Farnell PLC	25,654	$74,856
Provident Financial PLC	887	40,914
Randgold Resources, Ltd.	1,221	92,919
Reckitt Benckiser Group PLC	3,663	326,023
Reed Elsevier PLC	7,191	119,013
Renishaw PLC	1,171	44,909
Rentokil Initial PLC	14,663	30,158
Restaurant Group PLC (The)	4,207	43,721
Rexam PLC	11,995	106,465
Rightmove PLC	1,755	84,958
Rolls-Royce Holdings PLC	12,754	203,336
Rolls-Royce Holdings PLC, Class C(1)	1,798,314	2,760
Rotork PLC	1,683	60,732
Royal Dutch Shell PLC, Class A	28,592	901,512
Royal Dutch Shell PLC, Class B	21,414	685,586
Royal Mail PLC	6,802	48,597
RPC Group PLC	6,241	57,358
RSA Insurance Group PLC	10,493	68,643
Sage Group PLC (The)	35,041	260,537
SDL PLC	5,875	41,970
Segro PLC REIT	8,230	54,067
Serco Group PLC	19,990	40,838
Sky PLC	6,095	100,494
Smiths Group PLC	4,467	78,201
Spirent Communications PLC	34,304	45,923
Sports Direct International PLC(1)	3,723	35,191
SSE PLC	19,233	455,701
Standard Chartered PLC	7,172	117,421
Subsea 7 SA	3,900	43,321
Synergy Health PLC	6,312	214,078
TalkTalk Telecom Group PLC	38,654	216,087
Tate & Lyle PLC	14,341	130,647
Telecity Group PLC	5,845	79,284
Travis Perkins PLC	2,151	68,370
TT Electronics PLC	18,160	37,149
UBM PLC	7,445	64,269
Unilever NV	16,008	698,279
UNITE Group PLC (The)	4,128	37,931
United Utilities Group PLC	10,826	161,050
Victrex PLC	1,878	56,841
Vodafone Group PLC	394,188	1,388,806
Whitbread PLC	1,494	119,967
William Hill PLC	16,136	89,153
WM Morrison Supermarkets PLC	37,125	105,854
WS Atkins PLC	1,396	28,643
Xaar PLC	6,654	44,781
Xchanging PLC	20,955	39,192

		$19,749,940

Total Common Stocks (identified cost $109,446,248)		$119,850,824

21

Rights — 0.0%(4)

Security	Shares	Value
Cofinimmo, Exp. 5/6/15	337	$201
UnipolSai SpA, Class A, Exp. 5/15/15	12,219	0
UnipolSai SpA, Class B, Exp. 5/15/15	12,219	0

Total Rights (identified cost $0)		$201

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(5)	$1,237	$1,236,885

Total Short-Term Investments (identified cost $1,236,885)		$1,236,885

Total Investments — 100.0% (identified cost $110,683,133)		$121,087,910

Other Assets, Less Liabilities — (0.0)%(4)		$(31,593)

Net Assets — 100.0%		$121,056,317

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $327,897 or 0.3% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2015 was $407.

22

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$41,202,095
British Pound Sterling	15.9	19,284,145
Japanese Yen	15.1	18,258,168
Swiss Franc	8.3	10,036,061
Australian Dollar	7.9	9,596,097
Hong Kong Dollar	3.9	4,702,219
Swedish Krona	3.9	4,682,148
United States Dollar	3.0	3,592,301
Norwegian Krone	2.0	2,428,069
Danish Krone	1.9	2,298,278
Singapore Dollar	1.8	2,218,151
Israeli Shekel	1.3	1,625,076
New Zealand Dollar	1.0	1,165,102

Total Investments	100.0%	$121,087,910

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.4%	$15,069,329
Industrials	11.6	14,047,283
Consumer Discretionary	11.5	13,958,811
Consumer Staples	10.6	12,829,625
Materials	10.4	12,585,787
Telecommunication Services	9.8	11,811,821
Health Care	9.7	11,726,029
Information Technology	9.2	11,148,988
Utilities	7.3	8,895,546
Energy	6.5	7,777,806
Short-Term Investments	1.0	1,236,885

Total Investments	100.0%	$121,087,910

The Fund did not have any open financial instruments at April 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$111,046,452

Gross unrealized appreciation	$15,470,207
Gross unrealized depreciation	(5,428,749)

Net unrealized appreciation	$10,041,458

23

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$413,717	$36,157,351		$21,663	$36,592,731
Developed Europe	1,219,922	79,729,566		—	80,949,488
Developed Middle East	787,942	1,520,663		—	2,308,605
Total Common Stocks	$2,421,581	$117,407,580	**	$21,663	$119,850,824
Rights	$201	$—		$—	$201
Short-Term Investments	—	1,236,885		—	1,236,885
Total Investments	$2,421,782	$118,644,465		$21,663	$121,087,910

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2015 is not presented. At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

24

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 22, 2015